--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
                 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                         BRINSON U.S. VALUE EQUITY FUND
                 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
                      BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND
                            BRINSON SHORT-TERM FUND
                             BRINSON U.S. BOND FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                   [GRAPHIC]


                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
Brinson Global Securities Fund............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   14
   Statement of Operations................................................   15
   Statement of Cash Flows................................................   16
   Statements of Changes in Net Assets....................................   17
   Financial Highlights...................................................   18
Brinson U.S. Equity Fund..................................................   19
   Schedule of Investments................................................   22
   Statement of Assets and Liabilities....................................   24
   Statement of Operations................................................   25
   Statements of Changes in Net Assets....................................   26
   Financial Highlights...................................................   27
Brinson U.S. Large Capitalization Equity Fund.............................   28
   Schedule of Investments................................................   31
   Statement of Assets and Liabilities....................................   33
   Statement of Operations................................................   34
   Statements of Changes in Net Assets....................................   35
   Financial Highlights...................................................   36
Brinson U.S. Value Equity Fund............................................   37
   Schedule of Investments................................................   40
   Statement of Assets and Liabilities....................................   42
   Statement of Operations................................................   43
   Statements of Changes in Net Assets....................................   44
   Financial Highlights...................................................   45
Brinson U.S. Small Capitalization Equity Fund.............................   46
   Schedule of Investments................................................   49
   Statement of Assets and Liabilities....................................   52
   Statement of Operations................................................   53
   Statements of Changes in Net Assets....................................   54
   Financial Highlights...................................................   55
Brinson Global (Ex-U.S.) Equity Fund......................................   56
   Schedule of Investments................................................   59
   Statement of Assets and Liabilities....................................   63
   Statement of Operations................................................   64
   Statements of Changes in Net Assets....................................   65
   Financial Highlights...................................................   66

                                                                            Page
Brinson Emerging Markets Equity Fund......................................   67
   Schedule of Investments................................................   71
   Statement of Assets and Liabilities....................................   78
   Statement of Operations................................................   79
   Statements of Changes in Net Assets....................................   80
   Financial Highlights...................................................   81
Brinson U.S. Cash Management Prime Fund...................................   82
   Schedule of Investments................................................   83
   Statement of Assets and Liabilities....................................   84
   Statement of Operations................................................   85
   Statements of Changes in Net Assets....................................   86
   Financial Highlights...................................................   87
Brinson Short-Term Fund...................................................   88
   Schedule of Investments................................................   90
   Statement of Assets and Liabilities....................................   91
   Statement of Operations................................................   92
   Statements of Changes in Net Assets....................................   93
   Financial Highlights...................................................   94
Brinson U.S. Bond Fund....................................................   95
   Schedule of Investments................................................   96
   Statement of Assets and Liabilities....................................   98
   Statement of Operations................................................   99
   Statement of Changes in Net Assets.....................................  100
   Financial Highlights...................................................  101
Brinson High Yield Fund...................................................  102
   Schedule of Investments................................................  105
   Statement of Assets and Liabilities....................................  110
   Statement of Operations................................................  111
   Statements of Changes in Net Assets....................................  112
   Financial Highlights...................................................  113
Brinson Emerging Markets Debt Fund........................................  114
   Schedule of Investments................................................  117
   Statement of Assets and Liabilities....................................  120
   Statement of Operations................................................  121
   Statements of Changes in Net Assets....................................  122
   Financial Highlights...................................................  123
Brinson Relationship Funds--Notes to Financial Statements.................  124

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Since its performance inception of April 30, 1995, the Brinson Global Securities Fund has provided an annualized return of 10.89% versus the 14.33% return of its index, the GSMI Relationship Fund Index (Unhedged). The annualized volatility of the Fund over this period was 7.56%, less than the 9.89% volatility of the benchmark. The Fund's return of 1.44% for the first six months of 2000 is 185 basis points higher than the benchmark return of -0.41%. Most of this performance advantage came in the second quarter of the year when the Fund returned 2.50%, greatly outperforming the -2.56% return of the benchmark.

Market turbulence that began early this year, particularly in equities, continued into the second quarter. Aggregate equity indices generally fell by moderate amounts. In recent quarters, industry selection has been critical. In the latest quarter, there were significant setbacks in technology, media and telecommunications stocks, with so-called "old economy" stocks generally outperforming. The Fund's focus on these "old economy" stocks greatly contributed to the Fund's performance advantage in the quarter and for the year-to-date period.

In the current market environment, our analyses show that bond valuations are more attractive than equities. The risk premium on equities versus government inflation-linked bonds is only about 1%. This clearly does not compensate investors for the added risk of holding large equity positions. Our strategies therefore include a general overweight to bonds offset by underweights to equities. Notably this quarter, widening credit spreads prompted us to increase holdings in U.S. high-yield bonds, which was offset by reducing our large overweight position in U.S. Treasury Inflation Protected Securities (TIPS). We reduced our Japanese equity overweight and redistributed the proceeds to U.S. and U.K. equities. This move came after earlier outperformance that allowed us to take profits on some highly valued Japanese technology shares. In U.S. and U.K. equity markets, we see opportunities in the "old economy" sectors where some undervalued companies are making progress in leveraging their skills, assets and competitive positions to take advantage of technology and the internet.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Total Return

                                    6 Months 1 Year  3 Years 5 Years Annualized
                                     Ended    Ended   Ended   Ended   4/30/95*
                                    6/30/00  6/30/00 6/30/00 6/30/00 to 6/30/00
-------------------------------------------------------------------------------
 Brinson Global Securities Fund       1.44%    0.71%  15.87%  10.31%   10.89%
-------------------------------------------------------------------------------
 GSMI Relationship Fund Index**      -0.41     9.96   11.85   13.93    14.33
-------------------------------------------------------------------------------
 MSCI World Equity (Free) Index      -2.49    12.39   15.13   17.35    16.94
-------------------------------------------------------------------------------
 Salomon Smith Barney World Govt.
  Bond Index                          0.03     3.16    3.87    3.16     3.73
-------------------------------------------------------------------------------

 *  Performance inception date of the Brinson Global Securities Fund.
 ** An unmanaged index compiled by the Advisor, constructed as follows: 40%
    Wilshire 5000 Index; 22% MSCI World ex U.S.A. (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, GSMI Relationship Fund Index, MSCI World Equity (Free) Index, Salomon Smith Barney World and the Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund vs. GSMI Relationship Fund Index,
MSCI World Equity (Free) Index, and Salomon Smith Barney World Government Bond Index


                                    [GRAPH]

               Brinson           GSMI            MSCI             Salomon Smith
               Global        Relationship    World Equity          Barney World
             Securities          Fund           (Free)              Government
                Fund             Index           Index              Bond Index

   4/30/95    100,000           100,000         100,000               100,000
   6/30/95    104,439           104,072         100,869               103,427
   6/30/96    123,345           120,956         119,957               103,807
   6/30/97    147,309           142,726         147,116               107,840
   6/30/98    160,484           162,367         172,389               112,494
   6/30/99    169,486           181,645         199,743               117,140
   6/30/00    170,604           199,739         224,483               120,843


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

ASSET ALLOCATION

As of June 30, 2000 (Unaudited)

                                                                        Current
                                                              Benchmark Strategy
--------------------------------------------------------------------------------
U.S. Equities................................................    40.0%    22.5%
Global (Ex-U.S.) Equities....................................    22.0     14.5
Emerging Markets Equities....................................     3.0      3.0
Dollar Bonds.................................................    21.0     40.0
High Yield Bonds.............................................     3.0      5.5
Global (Ex-U.S.) Bonds.......................................     9.0     11.0
Emerging Markets Debt........................................     2.0      3.5
Cash Equivalents.............................................     0.0      0.0
--------------------------------------------------------------------------------
                                                                100.0%   100.0%

TOP TEN EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Advanced Micro Devices, Inc. ....................................    1.51%
 2. FedEx Corp. .....................................................    1.14
 3. Burlington Northern Santa Fe Corp. ..............................    1.08
 4. Allergan, Inc. ..................................................    1.06
 5. Electronic Data Systems Corp. ...................................    0.90
 6. Gateway, Inc. ...................................................    0.76
 7. Alza Corp. ......................................................    0.74
 8. CIGNA Corp. .....................................................    0.74
 9. St. Jude Medical, Inc. ..........................................    0.74
10. Baxter International, Inc. ......................................    0.73
--------------------------------------------------------------------------------

CURRENCY ALLOCATION

As of June 30, 2000 (Unaudited)

                                                                        Current
                                                              Benchmark Strategy
--------------------------------------------------------------------------------
U.S. ........................................................    66.0%    62.4%
Canada.......................................................     1.3      1.3
Euro.........................................................    12.0     23.0
Other Europe.................................................     2.5      2.5
U.K. ........................................................     5.0      0.0
Japan........................................................     9.0      1.0
Asia (Ex-Japan)..............................................     0.6      0.2
Australia/New Zealand........................................     0.6      6.6
Emerging Markets.............................................     3.0      3.0
--------------------------------------------------------------------------------
                                                                100.0%   100.0%

TOP TEN FIXED INCOME HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28...............................................    8.93%
 2. U.S. Treasury Inflation Indexed Note,
  3.875%, due 04/15/29...............................................    4.26
 3. Petro Geo Services, FRN,
  7.43%, due 03/20/02................................................    1.81
 4. Tosco Corp., FRN, 7.43%, due 11/16/01............................    1.65
 5. Bank of America, FRN, 6.98%, due 09/06/01........................    1.10
 6. Entron Corp., FRN, 6.58%, due 09/10/01...........................    1.10
 7. Government of Japan, 4.600%, due 03/21/05........................    0.71
 8. Government of Japan, 3.000%, due 09/20/05........................    0.69
 9. Government of France (OAT),
  8.500%, due 12/26/12...............................................    0.64
10. Treuhandanstalt, 6.250%, due 03/04/04............................    0.63
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of June 30, 2000 (Unaudited)

U.S. EQUITIES
Energy..................................................................   1.16%
Capital Investment
 Capital Goods..........................................................   1.57
 Electronic Components..................................................   2.72
 Technology.............................................................   0.69
                                                                          -----
                                                                           4.98
Basic Industries
 Chemicals..............................................................   1.16
 Housing/Paper..........................................................   2.40
 Metals.................................................................   0.61
                                                                          -----
                                                                           4.17
Computers
 Software...............................................................   0.89
 Systems................................................................   1.60
                                                                          -----
                                                                           2.49
Consumer
 Autos/Durables.........................................................   0.80
 Health & Drugs.........................................................   2.16
 Health & Non-Drugs.....................................................   3.14
 Non-Durables...........................................................   0.85
 Retail/Apparel.........................................................   2.48
                                                                          -----
                                                                           9.43
Financial
 Banks..................................................................   2.03
 Non-Banks..............................................................   2.58
                                                                          -----
                                                                           4.61
Telecommunications......................................................   1.93
Transportation..........................................................   2.52
Services/Misc...........................................................   2.84
U.S. Small Capitalization Equity........................................   2.87
Utilities...............................................................   1.11
                                                                          -----
 Total U.S. Equities....................................................  38.11*
                                                                          -----
GLOBAL (Ex.-U.S.) EQUITIES
 Aerospace and Military.................................................   0.04
 Airlines...............................................................   0.10
 Appliances & Household.................................................   0.41
 Autos/Durables.........................................................   0.38
 Banking................................................................   1.61
 Beverages & Tobacco....................................................   0.47
 Broadcasting & Publishing..............................................   0.69
 Building Materials.....................................................   0.11
 Business & Public Service..............................................   0.23
 Chemicals..............................................................   0.47
 Computer Software......................................................   0.10
 Consumer...............................................................   0.04
 Data Processing........................................................   0.43
 Electric Components....................................................   0.46
 Electronics............................................................   0.29
 Energy.................................................................   0.72
 Financial Services.....................................................   0.61
 Food & House Products..................................................   0.55
 Forest Products........................................................   0.07
 Health & Drugs.........................................................   0.94
 Health & Non-Drugs.....................................................   0.22
 Industrial Components..................................................   0.13
 Insurance..............................................................   0.80
 Leisure & Tourism......................................................   0.08
 Machinery & Engineering................................................   0.41
 Merchandising..........................................................   0.16

 Metals-Steel..........................................................    0.07%
 Metals-NonFerrous.....................................................    0.14
 Multi-Industry........................................................    0.01
 Non-Durables..........................................................    0.01
 Real Estate...........................................................    0.19
 Recreation............................................................    0.14
 Technology............................................................    0.18
 Telecommunications....................................................    1.65
 Transportation........................................................    0.40
 Utilities.............................................................    0.76
 Wholesale & International Trade.......................................    0.03
                                                                         ------
 Total Global (Ex-U.S.) Equities.......................................   14.10
                                                                         ------
EMERGING MARKETS EQUITIES..............................................    3.96
TOTAL EQUITIES.........................................................   56.17
                                                                         ------
U.S. BONDS
U.S. Corporate Bonds
 Banks.................................................................    1.54
 Construction..........................................................    0.03
 Consumer..............................................................    0.23
 Energy................................................................    4.74
 Financial.............................................................    0.28
 Publishing............................................................    0.13
 Services/Miscellaneous................................................    0.22
 Technology............................................................    0.03
 Telecommunications....................................................    0.21
 Utilities.............................................................    0.21
                                                                         ------
 Total U.S. Corporate Bonds............................................    7.62
International Dollar Bonds
 Foreign Banks.........................................................    0.42
 Foreign Energy........................................................    0.25
 Foreign Financial.....................................................    0.27
 Foreign Government....................................................    0.05
 Foreign Telecommunications............................................    0.04
 Foreign Utilities.....................................................    0.09
                                                                         ------
 Total International Dollar Bonds......................................    1.12
Asset-Backed...........................................................    0.68
Corporate Mortgage-Backed Securities...................................    1.96
U.S. Government Agencies...............................................    0.96
U.S. Government Mortgage-Backed Securities.............................    1.48
U.S. Government Obligations............................................   14.04
                                                                         ------
 Total U.S. Bonds......................................................   27.86*
HIGH-YIELD BONDS.......................................................    5.74
GLOBAL (Ex-U.S.) BONDS
 Foreign Financial Bonds...............................................    1.06
 Foreign Government Bonds..............................................    9.40
                                                                         ------
 Total Global (Ex-U.S.) Bonds..........................................   10.46
EMERGING MARKETS BONDS.................................................    4.33
SHORT-TERM INVESTMENTS.................................................   26.80*
                                                                         ------
 TOTAL INVESTMENTS.....................................................  131.36
LIABILITIES, LESS CASH AND OTHER ASSETS................................  (31.36)
                                                                         ------
NET ASSETS.............................................................  100.00%
                                                                         ======

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 38.11% to 21.86%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposures from 27.86% to 44.15%. These adjustments resulted in a net decrease to the Fund's exposure to Short-Term Investments from 26.80% to 26.75%.

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Shares      Value
                                                          --------- -----------

Equities - 56.17%
U.S. Equities - 38.11%
Advanced Micro Devices, Inc. (b).........................   177,800 $13,735,050
Allergan, Inc. ..........................................   130,100   9,692,450
Alza Corp. (b)...........................................   113,400   6,704,775
American Electric Power Co., Inc. .......................   140,100   4,150,462
American General Corp....................................    47,700   2,909,700
American Standard Companies, Inc. (b)....................    88,400   3,624,400
AmSouth Bancorp. ........................................   103,256   1,626,282
Aon Corp. ...............................................   145,050   4,505,616
Associates First Capital Corp., Class A..................   197,600   4,408,950
Baxter International, Inc. ..............................    94,200   6,623,437
Brinson U.S. Small Capitalization Equity (b)............. 1,274,705  26,123,796
Burlington Northern Santa Fe Corp. ......................   430,100   9,865,419
Carnival Corp., Class A..................................    81,600   1,591,200
CIGNA Corp...............................................    71,700   6,703,950
Circuit City Stores-Circuit City Group...................    55,700   1,848,544
CMS Energy Corp. ........................................    79,300   1,754,513
CommScope, Inc. (b)......................................    11,800     483,800
Compaq Computer Corp. ...................................   202,200   5,168,737
Computer Sciences Corp. (b)..............................     9,700     724,469
Compuware Corp. (b)......................................   379,100   3,933,162
CVS Corp. ...............................................    43,600   1,744,000
Dell Computer Corp. (b)..................................    50,700   2,500,144
E.I. du Pont de Nemours and Co. .........................    15,000     656,250
Eastman Chemical Co. ....................................    47,400   2,263,350
Electronic Data Systems Corp. ...........................   198,400   8,184,000
Emerson Electric Co. ....................................   107,200   6,472,200
Entergy Corp. ...........................................   116,800   3,175,500
Exxon Mobile Corp. ......................................    53,200   4,176,200
Federated Department Stores, Inc. (b)....................    64,200   2,166,750
FedEx Corp. (b)..........................................   272,800  10,366,400
First Data Corp..........................................   115,270   5,720,274
Fleet Boston Financial Corp. ............................   136,664   4,646,576
Fort James Corp..........................................   148,900   3,443,312
Gateway, Inc. (b)........................................   121,500   6,895,125
GATX Corp. ..............................................    34,400   1,169,600
Genzyme Corp. (b)........................................    56,800   3,376,050
GreenPoint Financial Corp. ..............................   165,100   3,095,625
Houshold International, Inc. ............................    89,300   3,711,531
Illinois Tool Works, Inc. ...............................   112,700   6,423,900
IMC Global, Inc. ........................................   183,200   2,381,600
Johnson & Johnson Co. ...................................    60,800   6,194,000
Johnson Controls, Inc. ..................................    55,400   2,842,712
Kimberley-Clark Corp. ...................................    71,400   4,096,575
Kroger Co. (b)...........................................   230,300   5,080,994
Lafarge Corp.............................................    68,700   1,442,700
Lear Corp. (b)...........................................   123,400   2,468,000
Lexmark International Group, Inc. (b)....................    62,700   4,216,575
Lincoln National Corp....................................    86,600   3,128,425
Lyondell Chemical Co.....................................   106,900   1,790,575
Martin Marietta Materials, Inc...........................    51,363   2,076,991
Masco Corp...............................................   309,900   5,597,569
Mattel, Inc..............................................   335,700   4,427,044
Mead Corp. ..............................................    80,700   2,037,675
Microsoft Corp. (b)......................................    51,600   4,128,000

                                                            Shares     Value
                                                           -------- -----------

Motorola, Inc.............................................   74,616 $ 2,168,528
New York Times Co.........................................   60,000   2,370,000
Newell Rubbermaid, Inc....................................  174,800   4,501,100
Nextel Communications, Inc. (b)...........................   95,400   5,837,287
Norfolk Southern Corp. ...................................  102,400   1,523,200
Owens-Illinois, Inc. (b)..................................   46,600     544,638
Peco Energy Co............................................  128,500   5,180,156
Pentair, Inc..............................................   75,200   2,669,600
PepsiCo, Inc..............................................  108,000   4,799,250
PNC Bank Corp. ...........................................   70,000   3,281,250
Praxair, Inc..............................................   91,500   3,425,531
Raytheon Co., Class B.....................................  160,200   3,083,850
Sara Lee Corp.............................................   75,400   1,456,163
SBC Communications, Inc...................................  139,700   6,042,025
Smurfit-Stone Container Corp. (b).........................   91,600   1,179,350
Southdown, Inc. ..........................................   59,360   3,428,040
St. Jude Medical, Inc. (b)................................  146,000   6,697,750
Tellabs, Inc. (b).........................................   44,700   3,059,156
Texas Instruments, Inc....................................   42,400   2,912,350
Tyson Foods, Inc., Class A................................  110,900     970,375
Ultimar Diamond Shamrock Corp.............................   88,590   2,198,139
Unisys Corp. (b)..........................................   95,100   1,384,894
UnitedHealth Group, Inc. .................................   66,200   5,676,650
USG Corp..................................................   39,400   1,196,775
Viad Corp. ...............................................   84,500   2,302,625
W.W. Grainger, Inc. ......................................   62,600   1,928,863
Wal-Mart Stores, Inc......................................   48,700   2,806,337
Watson Pharmaceutical Co. (b).............................   60,600   3,257,250
Wells Fargo and Co........................................  150,100   5,816,375
Westvaco Corp.............................................   56,900   1,411,831
Xerox Corp................................................  100,600   2,087,450
XL Capital Ltd............................................   33,400   1,807,775
York International Corp...................................   64,500   1,685,063
                                                                    -----------
Total U.S. Equities.......................................          346,964,560
                                                                    -----------
Global (Ex-U.S.) Equities - 14.10%
Australia - 0.82%
Amcor Ltd.................................................   30,580     107,242
Amp Ltd...................................................   33,600     342,948
Boral Ltd. (b)............................................   59,900      75,524
Brambles Industries Ltd. .................................   10,630     327,639
Broken Hill Proprietary Co., Ltd..........................   42,919     508,928
CSR Ltd...................................................   31,230      87,002
Howard Smith Ltd..........................................   26,400     129,340
Lend Lease Corp., Ltd. ...................................   28,240     361,283
National Australia Bank Ltd. .............................   63,240   1,059,265
News Corp., Ltd. .........................................   74,700   1,031,545
News Corp., Ltd., Preferred...............................   32,574     394,375
Origin Energy Ltd. (b)....................................   59,900      57,901
Qantas Airways Ltd........................................   42,317      85,876
QBE Insurance Group Ltd. .................................   63,612     312,110
Rio Tinto Ltd.............................................   18,709     310,240
Santos Ltd................................................   55,280     168,937
Telstra Corp. Ltd. .......................................  211,600     861,361
Westpac Banking Corp., Ltd................................  112,560     814,349
WMC Ltd. .................................................   31,775     142,567
Woolworth's Ltd...........................................   76,840     284,420
                                                                    -----------
                                                                      7,462,852
                                                                    -----------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                             Shares    Value
                                                            -------- ----------

Austria - 0.01%
Austria Tabakwerke AG......................................    3,300 $  122,739
                                                                     ----------
Belgium - 0.14%
Electrabel S.A.............................................    2,230    553,444
Fortis B...................................................   24,819    725,163
                                                                     ----------
                                                                      1,278,607
                                                                     ----------
Canada - 0.39%
Agrium, Inc................................................   24,660    211,367
Alcan Aluminum Ltd.........................................    6,630    205,831
Bank of Montreal...........................................    2,685    113,257
Canadian National Railway Co...............................   12,880    374,656
Canadian Pacific Ltd.......................................   15,248    395,170
Hudson's Bay Co. ..........................................   28,390    300,818
Imperial Oil Ltd...........................................    7,415    180,908
Magna Entertainment Corp. (b)..............................    1,448      9,528
Magna International, Inc., Class A.........................    5,740    269,432
Nova Chemicals Corp........................................   15,593    327,288
Potash Corporation of Saskatchewan, Inc. ..................    2,990    163,454
Royal Bank of Canada.......................................    8,075    412,824
Shaw Communications, Inc., Class B.........................   13,840    340,933
TransCanada Pipelines Ltd..................................    7,195     54,872
Westcoast Energy, Inc......................................   12,250    188,500
                                                                     ----------
                                                                      3,548,838
                                                                     ----------
Denmark - 0.07%
Tele Danmark A/S...........................................    9,420    636,683
                                                                     ----------
Finland - 0.29%
Metso Oyj..................................................   13,300    160,642
Nokia Oyj..................................................   23,660  1,212,269
Sampo Insurance Co., Ltd., Class A.........................   19,300    786,290
UPM-Kymmene Corp...........................................   20,430    509,188
                                                                     ----------
                                                                      2,668,389
                                                                     ----------
France - 1.25%
Air France.................................................   16,710    289,929
Air Liquide................................................    5,512    721,714
Alcatel....................................................   12,500    823,196
Alcatel S.A. ADR...........................................   11,615    772,398
Axa........................................................    2,883    456,000
Banque Nationale de Paris..................................   17,036  1,646,132
Cie de Saint Gobain........................................    6,182    839,129
CSF Thomson................................................    9,890    391,167
Groupe Danone..............................................    4,770    635,579
L'Oreal S.A................................................      400    347,780
Rhone-Poulenc, Class A.....................................   10,108    740,763
Schneider S.A. ............................................    5,630    393,974
Societe Generale...........................................   14,724    889,207
Suez Lyonnaise des Eaux S.A................................    1,480    260,336
Total Fina S.A., Class B...................................   11,622  1,789,217
Vivendi....................................................    4,848    429,642
                                                                     ----------
                                                                     11,426,163
                                                                     ----------
Germany - 0.66%
Allianz AG.................................................    4,210  1,502,490
Bayer AG...................................................   28,980  1,113,985
Bayerische Motoren Werke AG................................   14,000    428,110

                                                              Shares    Value
                                                             -------- ---------

Continental AG..............................................   16,700 $ 281,751
Linde AG....................................................    9,250   375,076
SAP AG......................................................    2,490   378,087
Siemens AG..................................................    4,520   679,393
Veba AG.....................................................   25,880 1,252,830
                                                                      ---------
                                                                      6,011,722
                                                                      ---------
Hong Kong - 0.05%
Henderson Land Development Co., Ltd. .......................   96,000   422,408
                                                                      ---------
Ireland - 0.10%
Bank of Ireland.............................................   52,200   328,005
Eircom PLC..................................................  207,200   556,140
                                                                      ---------
                                                                        884,145
                                                                      ---------
Italy - 0.51%
Assicurazioni Generali......................................   15,826   544,631
ENI Spa.....................................................  128,000   742,338
ENI Spa ADR.................................................   13,730   798,914
Rinascente Spa (b)..........................................   41,760   237,785
San Paolo-imi Spa...........................................   43,085   767,789
Telecom Italia Mobile Spa...................................   93,000   953,901
Telecom Italia Spa..........................................   45,000   621,172
                                                                      ---------
                                                                      4,666,530
                                                                      ---------
Japan - 4.57%
Acom Co., Ltd. .............................................    8,000   674,448
Asahi Bank Ltd..............................................   63,000   265,564
Bank of Tokyo-Mitsubushi Ltd................................   85,000 1,029,110
Benesse Corp. ..............................................    3,700   257,029
Bridgestone Corp. ..........................................   21,000   445,584
Canon, Inc..................................................   33,000 1,646,803
Dai Nippon Printing Co., Ltd................................   23,000   406,285
Dai-Ichi Kangyo Bank........................................   38,000   289,117
Daikin Industries Ltd. .....................................   14,000   326,166
Denso Corp..................................................   18,000   438,921
East Japan Railway Co.......................................      118   687,000
Fanuc.......................................................    6,900   703,662
Fuji Bank Ltd...............................................   61,000   464,685
Fuji Photo Film Co., Ltd....................................   13,000   533,245
Fujitsu.....................................................   57,000 1,977,128
Hitachi Ltd.................................................   51,000   737,489
Honda Motor Co..............................................   37,000 1,262,417
Hoya Corp...................................................    7,000   628,515
Ito Yokado Co., Ltd.........................................    7,000   422,097
Kamigumi Co., Ltd. .........................................   64,000   338,131
Kao Corp....................................................   26,000   796,182
Kirin Brewery Co., Ltd......................................   28,000   350,645
Kuraray Co., Ltd............................................   50,000   574,642
Kyocera Corp................................................    1,000   170,030
Matsushita Electric Industrial Co...........................   49,000 1,273,569
Mitsubishi Corp. ...........................................   34,000   308,171
Mitsubishi Estate Co., Ltd..................................   78,000   920,032
Mitsubishi Trust and Banking Corp...........................   26,000   202,240
Murata Manufacturing Co., Inc. .............................    3,000   431,549
NEC Corp....................................................   61,000 1,919,852
NGK Insulators..............................................   42,000   521,601
Nintendo Corp., Ltd.........................................    7,300 1,277,785

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                             Shares    Value
                                                            -------- ----------

Nippon Steel Co............................................  283,000 $  596,465
Nippon Telegraph & Telephone Corp..........................      214  2,851,850
Nissin Food Products Co....................................   14,100    359,813
Nomura Securities Co., Ltd.................................   62,000  1,520,627
Omron Corp.................................................   10,000    272,199
Orix Corp. ................................................    5,100    754,359
Rohm Co....................................................    1,100    322,291
Sankyo Co., Ltd............................................   30,000    679,079
Santen Pharmaceutical Co., Ltd.............................   17,000    411,323
Secom Co., Ltd. ...........................................   10,000    732,480
Shin-Etsu Chemical Co., Ltd................................   10,000    508,483
Softbank Corp. ............................................    3,800    517,178
Sony Corp. ................................................   20,000  1,871,367
Sumitomo Bank..............................................   62,000    761,779
Sumitomo Chemical Co. .....................................  106,000    639,176
Sumitomo Electric Industries...............................   22,000    378,016
Takeda Chemical Industries.................................   17,000  1,118,284
Takefuji Corp..............................................    3,200    387,430
TDK Corp. .................................................    7,000  1,008,270
Tokio Marine & Fire Insurance Co...........................   38,000    439,601
Tokyo Electric Power.......................................   16,600    405,567
Tokyo Gas Co., Ltd.........................................  156,000    439,374
Toyoda Automatic Loom Works................................    2,000     43,382
Toyota Motor Corp..........................................   32,000  1,460,800
Yamanouchi Pharmaceutical Co., Ltd.........................    7,000    383,063
Yamato Transport Co., Ltd. ................................   17,000    423,373
                                                                     ----------
                                                                     41,565,323
                                                                     ----------
Netherlands - 0.73%
ABN AMRO Holdings NV.......................................   21,322    524,471
Aegon NV...................................................   20,476    731,545
Elsevier NV................................................   77,830    946,772
Heineken NV................................................   26,900  1,643,876
ING Groep NV...............................................   11,866    805,330
Koninklijke Philips Electronics NV.........................    9,700    459,341
TNT Post Group NV..........................................   15,132    409,780
Wolters Kluwer NV..........................................   42,418  1,134,465
                                                                     ----------
                                                                      6,655,580
                                                                     ----------
New Zealand - 0.05%
Auckland International Airport Ltd.........................   62,150     73,736
Carter Holt Harvey Ltd.....................................   96,860     84,363
Lion Nathan Ltd............................................   72,480    162,088
Telecom Corp. of New Zealand Ltd...........................   42,190    147,980
                                                                     ----------
                                                                        468,167
                                                                     ----------
Portugal - 0.18%
Brisa-Auto Estradas de Portugal S.A. ......................   48,100    415,899
Electricidade de Portugal S.A. ............................   22,400    408,409
Portugal Telecom...........................................   71,400    804,900
                                                                     ----------
                                                                      1,629,208
                                                                     ----------
Singapore - 0.09%
DBS Group Holdings Ltd. ...................................   17,000    218,276
SIA Engineering Co., Ltd. (b) .............................   39,000     43,759
Singapore AIrport Terminal Services Ltd. (b) ..............   20,000     24,292

                                                              Shares    Value
                                                             -------- ---------

Singapore Press Holdings Ltd. ..............................    8,472 $ 132,298
United Overseas Bank Ltd. ..................................   55,891   365,280
                                                                      ---------
                                                                        783,905
                                                                      ---------
Spain - 0.24%
Banco Popular Espanol S.A...................................   11,679   362,733
Banco Santander Central Hispano S.A. .......................   61,989   656,619
Endesa S.A. ................................................   20,343   395,670
Tabacalera S.A. ............................................   51,418   793,063
Telefonica S.A. (b).........................................        1        22
                                                                      ---------
                                                                      2,208,107
                                                                      ---------
Sweden - 0.44%
Electrolux AB, B Shares.....................................   38,610   600,874
Ericsson, B Shares..........................................   74,650 1,485,170
Investor AB, B Shares ......................................   36,640   503,377
Nordbanken Holding AB.......................................  123,797   938,605
Swedish Match AB............................................  142,000   440,360
                                                                      ---------
                                                                      3,968,386
                                                                      ---------
Switzerland - 0.46%
Givaudan (b)................................................       75    22,900
Nestle S.A. (Reg.)..........................................      548 1,100,314
New ABB Ltd. ...............................................    4,492   539,366
Novartis AG (Reg.)..........................................      847 1,345,949
Roche Holding AG (Gen.).....................................       75   732,427
Swisscom AG (Reg.)..........................................    1,339   465,245
                                                                      ---------
                                                                      4,206,201
                                                                      ---------
United Kingdom - 3.05%
Allied Zurich PLC ..........................................   43,040   509,208
AstraZeneca PLC.............................................   13,821   645,489
BP Amoco PLC................................................  211,654 2,031,468
British Airways PLC.........................................   90,000   517,750
British Telecommunications PLC..............................  112,000 1,448,006
Charter PLC.................................................   99,261   572,530
De Vere Group PLC...........................................   24,892   116,066
Diageo PLC..................................................   87,368   784,335
FKI PLC.....................................................  107,347   381,902
Glaxo Wellcome PLC..........................................   91,440 2,667,548
House of Fraser PLC.........................................  110,920    80,938
HSBC Holdings PLC...........................................   43,000   491,810
Lloyds TSB Group PLC........................................  129,310 1,221,549
Marconi PLC.................................................  116,840 1,521,193
Marks & Spencer PLC.........................................  109,740   385,847
National Power PLC..........................................  118,000   752,070
Nycomed Amersham PLC........................................   75,740   752,183
Peninsular & Oriental Steam Navigation Co...................   38,967   333,893
Powergen PLC................................................   62,000   530,316
Prudential Corp. PLC........................................   53,460   783,427
Reckitt & Colman PLC........................................   35,000   392,098
Reed International PLC......................................   94,990   826,875
RJB Mining PLC..............................................   92,110    78,089
Royal & Sun Alliance Insurance Group PLC....................  141,735   920,510

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

                                                          Shares       Value
                                                        ----------- -----------

Royal Bank of Scotland Group PLC.......................      63,000 $ 1,054,848
Scottish & Newcastle PLC...............................      60,000     490,046
Scottish & Southern Energy PLC.........................      94,420     866,225
Shell Transport & Trading Co. .........................      90,000     751,419
SmithKline Beecham PLC.................................      36,000     471,425
Tesco PLC..............................................     241,810     752,282
Thames Water PLC.......................................      29,410     380,676
Trinity Mirror PLC.....................................      57,435     515,615
Unilever PLC...........................................     123,000     744,834
United News & Media PLC................................      62,510     899,016
Vodafone Group PLC.....................................     366,835   1,482,779
Yorkshire Water PLC....................................     118,920     581,503
                                                                    -----------
                                                                     27,735,768
                                                                    -----------
Total Global (Ex-U.S.) Equities........................             128,349,721
                                                                    -----------
Emerging Markets
 Equities - 3.96%
Brinson Emerging Markets Equity Fund (b)...............   3,357,115  36,085,632
                                                                    -----------
Total Equities
 (Cost $506,909,010)...................................             511,399,913
                                                                    -----------
                                                           Face
                                                          Amount
                                                        -----------
Bonds - 48.39%
U.S. Bonds - 27.86%
U.S. Corporate Bonds - 7.62%
Bank of America Corp.,
 7.800%, due 2/15/10................................... $   610,000     606,773
Bank of America, FRN.,
 6.98%, due 09/06/01...................................  10,000,000   9,997,750
Bell Atlantic Corp.,
 8.000%, due 10/15/29..................................      20,000      20,024
Capital One Bank, BKNT,
 8.250%, due 06/15/05..................................     425,000     424,158
Cendant Corp.,
 7.750%, due 12/01/03..................................   1,000,000     965,735
Centaur Funding Corp.,
 Class B, 144A,
 9.080%, due 4/21/20 (b)...............................         235     233,311
 Class C, 144A,
 0.000%, due 4/21/20 (b)...............................       3,320     512,525
Centex Corp., 9,750%, due 06/15/05.....................     265,000     263,564
Computer Associates International, Inc., Class B,
 6.250%, due 04/15/03..................................     295,000     282,195
El Paso Energy Corp.,
 6.63%, due 07/15/01...................................   1,685,000   1,666,465
Entron Corp., FRN,
 6.58%, due 09/10/01...................................  10,000,000   9,992,060
GMAC, 9.625%, due 12/15/01.............................      90,000      92,800
Household Financial Corp., FRN, 7.07%, due 12/05/01....   1,000,000   1,000,000
Key Bank NA, FRN,
 6.66%, due 07/23/01...................................   3,000,000   3,001,605
MBNA Global Capital Securities FRN, 7.191%, due
 02/01/27..............................................     290,000     242,927


                             Face
                            Amount      Value
                          ----------- ----------

News America Holdings,
 7.750%, due 12/01/45...  $ 1,335,000 $1,159,573
Norwest Financial, Inc.,
 7.603%, due 05/03/05...      425,000    428,599
NSTAR, 8.000%, due
 02/15/10...............    1,500,000  1,504,215
Petro Geo Services, FRN,
 7.43%, due 03/20/02....   16,500,000 16,479,276
Rite Aid Corp., 144A,
 6.125%, due 12/15/08...    2,500,000  1,162,500
Service Corp.,
 International,
 6.000%, due 12/15/05...    1,900,000  1,026,000
Tele-Communications,
 Inc.,
 9.800%, due 02/01/12...      815,000    935,314
Time Warner Cos., Inc.,
 7.570%, due 02/01/24...    1,000,000    945,357
Tosco Corp., FRN,
 7.43%, due 11/16/01....   15,000,000 14,998,835
Western Resources, Inc.,
 6.875%, due 08/01/04...      500,000    438,520
WorldCom, Inc.,
 8.250%, due 05/15/10...    1,020,000  1,044,027
                                      ----------
Total U.S. Corporate
 Bonds..................              69,424,108
                                      ----------
International Dollar Bonds - 1.12%
Abbey National PLC,
 Resettable Perpetual
 Preferred,
 6.700%, due 06/29/49...    1,000,000    901,460
Amvescap PLC,
 6.600%, due 05/15/05...    1,415,000  1,330,607
Banco Santiago S.A.,
 7.000%, due 07/18/07...      750,000    667,661
Credit Suisse-London,
 144A, Step up Callable,
 7.900%, due 05/29/49...    1,145,000  1,060,956
Empresa Nacional de
 Electricidad S.A.,
 8.125%, due 02/01/97...    1,120,000    879,443
Korea Development Bank,
 7.125%, due 09/17/01...    1,220,000  1,209,332
Newcourt Credit Group,
 Inc.,
 6,785%, due 02/16/05...       45,000     43,089
PDVSA Finance Ltd., 98-
 1,
 6.450%, due 02/15/04...    1,120,000  1,022,000
Petroleum Nasional Bhd,
 144A, 7.750%, due
 08/15/15...............    1,110,000  1,001,504
Ras Laffan Liquified
 Natural Gas Co., Ltd.,
 144A,
 8.294%, due 03/15/14...    1,345,000  1,242,444
Vodafone Airtouch PLC,
 144A, 7.750%, due
 02/15/10...............      350,000    347,008
United Mexican States,
 9.875%, due 02/01/10...      440,000    455,400
                                      ----------
Total International
 Dollar Bonds...........              10,160,904
                                      ----------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Face
                                                          Amount      Value
                                                        ---------- -----------

Asset-Backed Securities - 0.68%
Chase Manhattan Auto Owner Trust, 96-C, Class A4,
 6.150%, due 03/15/02.................................. $1,160,784 $ 1,156,454
First Bank Corporate Card Master Trust,
 97-1, Class A,
 6.400%, due 02/15/03..................................    745,000     735,010
Green Tree Financial Corp., 99-1, Class A5,
 6.110%, due 09/01/23..................................  1,935,000   1,719,944
Peco Energy Transition Trust, 99-A3, Class A7,
 6.130%, due 03/01/09..................................  2,645,000   2,438,320
PP&L Transition Bond Company LLC, 99-1, Class A6,
 6.960%, due 12/26/07..................................    160,000     158,757
                                                                   -----------
Total Asset-Backed Securities..........................              6,208,485
                                                                   -----------
Corporate Mortgage-Backed Securities - 1.96%
Asset Securitization Corp.,
 96-D, Class A1B,
 7.210%, due 10/13/26..................................  2,350,000   2,333,880
Citicorp Mortgage Securities, Inc.,
 94-9, Class A8,
 5.750%, due 06/25/09..................................  2,397,387   2,228,179
CMC Securities Corp.,
 97-NAM3, Class FXA5,
 7.250%, due 10/25/27..................................    366,027     356,235
Countrywide Funding Corp.,
 93-12, Class A5,
 6.000%, due 02/25/24..................................    169,616     167,638
LB Commercial Conduit Mortgage Trust,
 99-C1, Class A1,
 6.410%, due 08/15/07..................................    853,087     822,432
Norwest Asset Securities Corp.,
 96-2, Class A9,
 7.000%, due 09/25/11..................................     85,000      82,080
 98-25, Class A5,
 6.000%, due 12/25/28..................................  1,000,000     932,300
Prudential Home Mortgage Securities, 93-43, Class A9,
 6.750%, due 10/25/23..................................  2,832,389   2,721,983
 94-3, Class A10,
 6.500%, due 02/25/24..................................  2,740,000   2,640,346
Residential Accredit Loans, Inc.,
 96-QS4, Class A10,
 7.900%, due 08/25/26..................................  2,000,000   1,993,780
Residential Asset Securitization Trust, 97-A11, Class
 A2, 7.000%, due 01/25/28..............................     31,796      31,650
Structured Asset Securities Corp.,
 98-RF1, Class A,
 8.712%, due 03/15/27..................................  1,411,657   1,432,832
 98-RF2,
 8.582%, due 07/15/27..................................  2,095,445   2,116,400
                                                                   -----------
Total Corporate Mortgage-Backed Securities.............             17,859,735
                                                                   -----------

                                                          Face
                                                         Amount       Value
                                                       ----------- -----------

U.S. Government Agencies - 0.96%
Aid-Israel, Series 10-Z,
 0.000%, due 02/15/03................................. $ 2,070,000 $ 1,746,809
 0.000%, due 08/15/19.................................   1,105,000     313,454
Federal National Mortgage Association,
 5.250%, due 01/15/09.................................   5,100,000   4,475,485
 7.125%, due 02/15/05.................................     250,000     250,866
Tennessee Valley Authority,
 6.375%, due 06/15/05.................................   2,000,000   1,944,126
                                                                   -----------
Total U.S. Government
 Agencies.............................................               8,730,740
                                                                   -----------
U.S. Government
 Mortgage-Backed Securities - 1.48%
Fannie Mae Whole Loan,
 95-W3, Class A,
 9.000%, due 04/25/25.................................     714,440     735,598
Federal Home Loan Mortgage Corp., 7.000%,
 due 10/15/13.........................................     409,292     390,858
 9.000%, due 09/01/20.................................   1,876,710   1,935,338
Federal National Mortgage Association,
 5.500%, due 01/01/09.................................   1,990,607   1,863,738
 6.500%, due 03/01/19.................................   1,828,246   1,747,222
 6.500%, due 12/25/23.................................     890,000     852,289
 7.000%, due 10/01/28.................................   1,513,491   1,461,118
Government National Mortgage Association,
 6.000%, due 02/20/29.................................   1,219,428   1,117,352
 6.000%, due 08/20/29.................................   3,022,628   2,769,610
 7.500%, due 01/15/24.................................     579,716     577,820
                                                                   -----------
Total U.S. Government Mortgage-Backed Securities......              13,450,943
                                                                   -----------
U.S. Government Obligations - 14.04%
U.S. Treasury Bond,
 8.000%, due 11/15/21.................................   2,770,000   3,343,044
 8.750%, due 05/15/17.................................   2,195,000   2,758,841
U.S. Treasury Inflation Indexed Note, 3.625%, due
 04/15/28.............................................  80,580,000  81,346,783
 3.875%, due 04/15/29.................................  37,330,000  38,765,398
U.S. Treasury Note,
 6.125%, due 12/31/01.................................     230,000     228,706
 6.625%, due 04/30/02.................................     655,000     656,637
 6.625%, due 02/15/27.................................     670,000     710,410
                                                                   -----------
Total U.S. Government Obligations.....................             127,809,819
                                                                   -----------
Total U.S. Bonds......................................             253,644,734
                                                                   -----------
                                                         Shares
                                                       -----------
High Yield Bonds - 5.74%
Brinson High Yield Fund (b)...........................   3,838,448  52,268,150
                                                                   -----------

 BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Face
                                                          Amount       Value
                                                        ----------- -----------

Global (Ex-U.S.) Bonds - 10.46%
Australia - 0.40%
Australian Government,
 7.500%, due 09/15/09.............................. AUD   1,800,000 $ 1,180,301
New South Wales
Treasury Corp.
 7.000%, due 04/01/04..................................   1,000,000     612,742
Queensland Treasury Corp., Global Notes
 6.500%, due 06/14/05..................................   3,000,000   1,808,749
                                                                    -----------
                                                                      3,601,792
                                                                    -----------
Canada - 1.09%
Government of Canada
 4.250%, due 12/01/21.............................. CAD   2,900,000   2,380,165
 4.250%, due 12/01/26..................................   3,900,000   3,073,780
 5.500%, due 06/01/09..................................   3,600,000   2,370,116
 7.000%, due 12/01/06..................................   1,100,000     782,613
 8.750%, due 12/01/05..................................   1,700,000   1,291,573
                                                                    -----------
                                                                      9,898,247
                                                                    -----------
Denmark - 1.12%
Depfa Pfandbrief Bank
 5.750%, due 03/04/09.............................. EUR   4,500,000   4,299,448
Kingdom of Denmark
 7.000%, due 12/15/04.............................. DKK  25,800,000   3,466,918
 7.000%, due 11/10/24..................................   6,500,000     958,580
 8.000%, due 05/15/03..................................  10,740,000   1,454,606
                                                                    -----------
                                                                     10,179,552
                                                                    -----------
France - 1.50%
Government of France (BTAN)
 4.500%, due 07/12/02.............................. EUR   4,900,000   4,647,675
Government of France (OAT)
 4.000%, due 10/25/09..................................   2,700,000   2,335,903
 5.250%, due 04/25/08..................................     850,000     813,559
 8.500%, due 12/26/12..................................   4,750,000   5,839,647
                                                                    -----------
                                                                     13,636,784
                                                                    -----------
Germany - 0.73%
Bundesrepublik Deutschland
 4.500%, due 07/04/09..................................     990,000     901,370
Treuhandanstalt
 6.250%, due 03/04/04..................................   5,800,000   5,771,650
                                                                    -----------
                                                                      6,673,020
                                                                    -----------
Italy - 1.14%
Buoni Poliennali Del Tes
 3.250%, due 04/15/04..................................   5,300,000   4,727,709
 6.000%, due 11/01/07..................................   3,770,000   3,712,936
 8.500%, due 08/01/04..................................   1,800,000   1,918,358
                                                                    -----------
                                                                     10,359,003
                                                                    -----------


                                                          Face
                                                         Amount       Value
                                                       ----------- ------------

Japan - 2.02%
Government of Japan
 3.000%, due 09/20/05............................. JPY 607,000,000 $  6,271,654
 3.100%, due 03/20/06................................. 381,700,000    3,971,715
 4.200%, due 09/20/04................................. 156,100,000    1,670,887
 4.600%, due 03/21/05................................. 589,800,000    6,482,633
                                                                   ------------
                                                                     18,396,889
                                                                   ------------
Netherlands - 0.43%
Government of Netherlands
 5.500%, due 07/15/10............................. EUR   1,000,000      968,045
 6.500%, due 04/15/03.................................   3,000,000    2,972,513
                                                                   ------------
                                                                      3,940,558
                                                                   ------------
Spain - 0.70%
Government of Spain
 3.250%, due 01/31/05.................................   4,200,000    3,694,079
 5.250%, due 01/31/03.................................   2,000,000    1,915,110
 6.150%, due 01/31/13.................................     800,001      800,399
                                                                   ------------
                                                                      6,409,588
                                                                   ------------
Sweden - 0.45%
Government of Sweden
 5.000%, due 01/15/04............................. SEK  13,000,000    1,468,356
 6.000%, due 02/09/05.................................  14,500,000    1,698,603
 6.750%, due 05/05/14.................................   7,500,000      974,783
                                                                   ------------
                                                                      4,141,742
                                                                   ------------
United Kingdom - 0.88%
Abbey National
 Treasury Service
 5.375%, due 12/30/09............................. GBP   2,000,000    2,786,429
Bank Nederlandse
 Gemeenten NV
 7.375%, due 08/06/07.................................   1,600,000    2,526,612
UK Treasury
 7.250%, due 12/07/07.................................   1,590,000    2,660,395
                                                                   ------------
                                                                      7,973,436
                                                                   ------------
Total Global (Ex-U.S.)
 Bonds................................................               95,210,611
                                                                   ------------

                                                         Shares
                                                       -----------
Emerging Markets Bonds - 4.33%
Brinson Emerging Markets
 Debt Fund (b)........................................   1,558,194   39,455,505
                                                                   ------------
Total Bonds
 (Cost $375,363,055)..................................              440,579,000
                                                                   ------------

 BRINSON GLOBAL SECURITIES FUND                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Face
                                                          Amount       Value
                                                        ----------- -----------

Short-Term Investments - 26.80%
Corporate Obligations - 10.05%
Centex Corp.,
 6.84%, due 04/02/01................................... $16,500,000 $16,492,591
CSX Corp., 9.50%, due 08/01/00.........................   2,500,000   2,502,738
Dominion Resources, Inc.,
 7.03%, due 06/26/01...................................  15,000,000  14,999,550
GATX Capital Corp.,
 6.50%, due 11/01/00...................................   2,500,000   2,492,060
GATX Capital Corp., MTN,
 6.93%, due 05/21/01...................................   5,000,000   4,956,770
Hertz Corp., 6.63%, due 07/15/00.......................   5,000,000   4,999,115
Kroger Co., 6.00%, due 07/01/00........................   1,300,000   1,297,933
Kroger Co., 7.66%, due 10/01/00........................  17,500,000  17,496,500
Paramount Communications,
 5.88%, due 07/15/00...................................   4,445,000   4,443,582
Raytheon Co.,
 6.30%, due 08/15/00...................................   5,000,000   4,994,375
Safeway, Inc.,
 5.75%, due 11/15/00...................................  10,800,000  10,746,551
Supervalu, Inc.,
 6.50%, due 10/06/00...................................   4,080,000   4,069,853
Tyco International Group,
 7.57%, due 03/05/01...................................   2,000,000   2,002,902
                                                                    -----------
                                                                     91,494,520
                                                                    -----------

                                                       Face
                                                      Amount        Value
                                                    ----------- -------------

Commercial Paper - 15.22%
Boston Scientific,
 7.35%, due 07/05/00............................... $15,000,000   $14,987,750
Case Credit,
 7.40%, due 07/03/00...............................   9,600,000     9,596,053
Crown Cork & Seal,
 7.17%, due 07/26/00...............................   5,158,000     5,132,317
FMC Corp.,
 7.33%, due 07/03/00...............................  15,000,000    14,993,892
Houston Industries,
 6.92%, due 07/10/00...............................   9,724,000     9,707,177
Houston Industries,
 7.17%, due 07/13/00...............................   5,185,000     5,172,608
Hughes Electronics,
 7.15%, due 08/22/00...............................  15,000,000    14,845,083
Norfolk Southern,
 7.05%, due 07/07/00...............................   2,014,000     2,011,634
Pennziol Quaker State,
 7.18%, due 07/21/00...............................  12,067,000    12,018,866
Phillips Petrolium,
 7.15%, due 07/05/00...............................  10,000,000     9,992,056
Southern Energy,
 7.17%, due 07/14/00...............................  15,000,000    14,961,190
Sprint Capital,
 7.10%, due 07/19/00...............................  11,700,000    11,658,465
Union Pacific,
 7.25%, due 07/11/00...............................  13,561,000    13,533,690
                                                                -------------
                                                                  138,610,781
                                                                -------------
                                                      Shares
                                                    -----------
Investment Companies - 0.22%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund........................................   1,996,025     1,996,025
                                                                -------------
                                                       Face
                                                      Amount
                                                    -----------
U.S. Government Obligations - 1.31%
U.S. Treasury Bill, due 08/17/00................... $12,000,000    11,915,700
                                                                -------------
Total Short-Term Investments
 (Cost $301,148,947)...............................               244,017,026
                                                                -------------
Total Investments
 (Cost $1,183,421,012) - 131.36% (a)...............             1,195,995,939
Liabilities, less cash and
 other assets - (31.36)%...........................              (285,501,259)
                                                                -------------
Net Assets - 100%..................................             $ 910,494,680
                                                                =============

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 2000 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,183,421,012; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............ $ 84,228,701
         Gross unrealized depreciation............  (71,653,774)
                                                   ------------
             Net unrealized appreciation.......... $ 12,574,927
                                                   ============

 (b)  Non-income producing security.
 FRN: Floating rate note--The rate disclosed is that in effect at June 30,
      2000.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $5,560,248 or 0.61% of net assets.

 Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally returns the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward currency contracts as of June 30, 2000:

                            Settlement     Local        Current    Unrealized
                               Date       Currency       Value     Gain/(Loss)
                            ---------- -------------- ------------ -----------
  Forward Foreign Currency
   Buy Contracts:
   Australian Dollar......   08/08/00     105,800,000 $ 63,563,013 $(3,478,637)
   Euro...................   08/08/00     184,320,000  177,123,944  (4,282,755)
   Japanese Yen...........   08/08/00   6,110,000,000   58,164,563     572,785
   Swedish Krona..........   08/08/00     426,000,000   48,715,890    (399,512)
   Swiss Franc............   08/08/00      16,400,000   10,123,332       1,125

  Forward Foreign Currency
   Sale Contracts:
   Australian Dollar......   08/08/00      21,100,000   12,676,556     147,804
   British Pound..........   08/08/00      21,750,000   32,951,494   2,168,346
   Danish Krone...........   08/08/00      40,000,000    5,149,072     149,081
   Euro...................   08/08/00      15,300,000   14,702,773     270,572
   Japanese Yen...........   08/08/00  11,750,000,000  111,854,928     589,388
   Singapore Dollar.......   08/08/00         450,000      260,266      (1,050)
   Swedish Krona..........   08/08/00     430,000,000   49,173,317   1,195,076
                                                                   -----------
    Total.................                                         $(3,067,777)
                                                                   ===========

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS

 The Brinson Global Securities Fund had the following open futures contracts as of June 30, 2000:

                              Expiration      Cost/      Current    Unrealized
                                 Date       Proceeds      Value     Gain/(Loss)
                            -------------- ----------- ------------ -----------
  U.S. Interest Rate
   Futures Buy Contracts
   5 Year U.S. Treasury
    Notes, 1,011
    contracts.............  September 2000 $97,959,311 $100,104,792  $2,145,481
   10 Year U.S. Treasury
    Notes, 298 contracts..  September 2000  28,767,813   29,348,342     580,529
   30 Year U.S. Treasury
    Bonds, 194 contracts..  September 2000  18,390,249   18,884,688     494,439
  Index Futures Sale
   Contracts
   S&P 500 Index, 403
    contracts.............  September 2000 147,881,904  147,911,075     (29,171)
                                                                    -----------
                                                                     $3,191,278
                                                                    ===========

 The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $11,915,700.


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 2000 (Unaudited)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $1,049,791,568)...............  $1,040,066,831
    Affiliated issuers (Cost $133,629,444)...................     155,929,108
   Foreign currency, at value (Cost $665,356)................         669,727
   Cash......................................................       1,027,056
   Receivables:
    Investment securities sold...............................       4,071,528
    Dividends................................................         925,551
    Interest.................................................       3,800,948
                                                              ----------------
      TOTAL ASSETS...........................................   1,206,490,749
                                                              ----------------
  LIABILITIES:
   Payables:
    Securities loaned........................................     287,352,332
    Investment securities purchased..........................       4,691,817
    Variation margin.........................................         795,677
    Accrued expenses.........................................          88,466
   Net unrealized depreciation on forward foreign currency
    contracts................................................       3,067,777
                                                              ----------------
      TOTAL LIABILITIES......................................     295,996,069
                                                              ----------------
  NET ASSETS:
   Applicable to 53,342,076 shares; no par value, unlimited
    shares authorized........................................  $  910,494,680
                                                              ================
   Net asset value, offering price and redemption price per
    share ($910,494,680 / 53,342,076 shares).................  $      17.0690
                                                              ================
  NET ASSETS CONSIST OF:
   Paid in capital...........................................  $  212,867,954
   Accumulated net investment income.........................     258,114,767
   Accumulated net realized gain.............................     426,896,309
   Net unrealized appreciation...............................      12,615,650
                                                              ----------------
      NET ASSETS.............................................  $  910,494,680
                                                              ================


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

  INVESTMENT INCOME:
   Dividends (net of $211,448 for foreign taxes withheld)........  $ 4,851,727
   Interest (net of $1,999 for foreign taxes withheld; including
    securities lending income of $505,595).......................   11,318,875
                                                                  ------------
      TOTAL INCOME...............................................   16,170,602
                                                                  ------------

  EXPENSES:
   Administration.................................................       90,890
   Custodian......................................................       84,222
   Professional...................................................       77,168
   Other..........................................................       29,666
                                                                   ------------
      TOTAL EXPENSES..............................................      281,946
      Earnings credits............................................       (7,322)
                                                                   ------------
      NET EXPENSES................................................      274,624
                                                                   ------------
      NET INVESTMENT INCOME.......................................   15,895,978
                                                                   ------------

  NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
    Investments................................................    30,794,545
    Futures contracts..........................................       983,011
    Foreign currency transactions..............................   (25,010,048)
                                                                -------------
      Net realized gain........................................     6,767,508
                                                                -------------
   Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency...........................   (41,785,407)
    Futures contracts..........................................    10,542,201
    Forward foreign currency contracts.........................    15,625,349
    Translation of other assets and liabilities denominated in
     foreign currency..........................................        (5,494)
                                                                -------------
      Change in net unrealized appreciation or depreciation....   (15,623,351)
                                                                -------------
   Net realized and unrealized loss............................    (8,855,843)
                                                                -------------
   Net increase in net assets resulting from operations........  $  7,040,135
                                                                =============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF CASH FLOWS
 FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations.......  $   7,040,135
   Adjustments to reconcile net increase in net assets
    resulting
    from operations to net cash provided by operating
    activities:
    Net realized and unrealized loss on investments...........      8,855,843
    Increase in receivable for investment securities sold.....     (4,032,526)
    Decrease in dividends and interest receivable.............      2,845,626
    Increase in payable for securities purchased..............      4,691,817
    Decrease in accrued expenses..............................        (50,143)
    Decrease in variation margin..............................       (205,554)
    Net amortization of premium...............................        213,247
                                                               ---------------
      Net cash provided by operating activities ..............     19,358,445
                                                               ---------------
  CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of investments...................................   (700,042,617)
   Proceeds from sales of investments.........................  1,074,615,002
   Net realized gain on futures contracts.....................        983,011
   Net realized loss on foreign currency transactions.........    (25,010,048)
   Change in unrealized appreciation or depreciation in
    futures contracts.........................................     10,542,201
   Change in unrealized appreciation or depreciation in other
    assets and liabilities....................................         (5,494)
   Net decrease in foreign currency...........................        579,538
                                                               ---------------
      Net cash provided by investing activities...............    361,661,593
                                                               ---------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Net capital shares transactions............................   (411,607,895)
   Net increase from securities lending.......................     30,649,654
                                                               ---------------
      Net cash used for financing activities..................   (380,958,241)
                                                               ---------------
   Net increase in cash.......................................         61,797
   Cash at the beginning of the period........................        965,259
                                                               ---------------
   Cash at the end of the period..............................  $   1,027,056
                                                               ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENTS OF CHANGES IN NET ASSETS

                                                 Six Months
                                                    Ended         Year Ended
                                                June 30, 2000    December 31,
                                                 (Unaudited)         1999
                                               ---------------  ---------------
  OPERATIONS:
   Net investment income.....................   $   15,895,978   $   48,251,520
   Net realized gain.........................        6,767,508       60,994,673
   Change in net unrealized appreciation or
    depreciation.............................      (15,623,351)     (78,121,673)
                                               ---------------  ---------------
   Net increase in net assets resulting from
    operations...............................        7,040,135       31,124,520
                                               ---------------  ---------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold...............................       19,997,950      223,762,698
   Shares redeemed...........................     (428,144,402)    (627,766,862)
                                               ---------------  ---------------
   Net decrease in net assets resulting from
    capital share transactions (a)...........     (408,146,452)    (404,004,164)
                                               ---------------  ---------------
      TOTAL DECREASE IN NET ASSETS...........     (401,106,317)    (372,879,644)
  NET ASSETS:
   Beginning of period.......................    1,311,600,997    1,684,480,641
                                               ---------------  ---------------
   End of period (including accumulated net
    investment income of $258,114,767 and
    $242,218,789, respectively)..............   $  910,494,680   $1,311,600,997
                                               ===============  ===============
  (a) A summary of capital share transactions
   follows:
                                                   Shares           Shares
                                               ---------------  ---------------
   Shares sold...............................        1,209,611       13,587,330
   Shares redeemed...........................      (25,813,216)     (37,738,143)
                                               ---------------  ---------------
    Net decrease in shares outstanding.......      (24,603,605)     (24,150,813)
                                               ===============  ===============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          Six Months
                             Ended                  Year Ended December 31,                  Period Ended
                         June 30, 2000  ---------------------------------------------------- December 31,
                          (Unaudited)      1999         1998          1997          1996        1995*
                         -------------  -----------  -----------   -----------   ----------- ------------
Net asset value,
 beginning of period...     $16.8271     $  16.4989   $  15.0556    $  13.4788    $  11.7181   $10.0000
                           ---------    -----------  -----------   -----------   -----------  ---------
Income from investment
 operations:
 Net investment
  income...............       1.7313         1.2120       0.4800**      0.5456**      0.2844     0.3769
 Net realized and
  unrealized gain
  (loss)...............      (1.4894)       (0.8838)      0.9633        1.0312        1.4763     1.3412
                           ---------    -----------  -----------   -----------   -----------  ---------
  Total income from
   investment
   operations..........       0.2419         0.3282       1.4433        1.5768        1.7607     1.7181
                           ---------    -----------  -----------   -----------   -----------  ---------
Net asset value, end of
 period................     $17.0690     $  16.8271   $  16.4989    $  15.0556    $  13.4788   $11.7181
                           =========    ===========  ===========   ===========   ===========  =========
Total return
 (non-annualized)......        1.44%          1.99%        9.59%        11.70%        15.03%     17.18%
Ratios/Supplemental
 data
 Net assets, end of
  period (in 000s).....     $910,495     $1,311,601   $1,684,481    $1,304,532    $1,758,509   $967,554
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement and
   earnings credits....        0.05%***       0.05%        0.05%         0.05%         0.05%      0.14%***
  After expense
   reimbursement and
   earnings credits....          N/A            N/A          N/A           N/A           N/A      0.05%***
 Ratio of net
  investment income to
  average net assets:
  Before expense
   reimbursement and
   earnings credits....        2.89%***       3.07%        3.02%         3.72%         4.36%      4.95%***
  After expense
   reimbursement and
   earnings credits....          N/A            N/A          N/A           N/A           N/A      5.04%***
 Portfolio turnover
  rate.................          27%            81%          80%          138%          155%       158%

 *  The Fund commenced operations April 28, 1995.
 ** The net investment income per share data was determined by using average shares outstanding during the period.
 *** Annualized
   N/A = Not Applicable


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 4.97%, compared to the 18.78% return of its benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the Brinson U.S. Equity Fund has been 18.68% since its inception, only slightly above the 17.80% volatility for the benchmark. For the first six months of 2000, the Fund's total return of -3.72% trailed the -0.84% return for its benchmark. However, as a more realistic view of some of the risks inherent in the equity markets took root in the second quarter of 2000, the Fund outperformed the benchmark. For the second quarter, the Fund returned 2.00% compared to the benchmark return of -4.49%.

The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                              6 Months 1 Year   Annualized
                               Ended    Ended    8/31/97*
                              6/30/00  6/30/00  to 6/30/00
----------------------------------------------------------
  Brinson U.S. Equity Fund     -3.72%  -15.58%     4.97%
----------------------------------------------------------
  Wilshire 5000 Equity Index   -0.84     9.52     18.78
----------------------------------------------------------

 *Performance inception date of the Brinson U.S. Equity Fund
 All returns over one year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund vs. Wilshire 5000 Equity Index


                                    [GRAPH]

                    Brinson       Wilshire
                  U.S. Equity    5000 Equity
                     Fund           Index

   8/31/97         100,000         100,000
   9/30/97         104,257         105,901
  10/31/97          98,531         102,373
  11/30/97         100,718         105,725
  12/31/97         103,067         107,679
   1/31/98         103,809         108,264
   2/28/98         112,855         116,145
   3/31/98         119,441         121,958
   4/30/98         118,337         123,406
   5/31/98         116,730         120,122
   6/30/98         117,596         124,334
   7/31/98         114,727         121,609
   8/31/98          98,428         102,671
   9/30/98         105,613         109,378
  10/31/98         113,721         117,515
  11/30/98         118,588         124,915
  12/31/98         123,079         132,909
   1/31/99         122,444         137,794
   2/28/99         118,063         132,799
   3/31/99         121,869         137,924
   4/30/99         132,496         144,535
   5/31/99         130,852         141,371
   6/30/99         135,980         148,690
   7/31/99         130,382         143,923
   8/31/99         126,096         142,581
   9/30/99         117,234         138,856
  10/31/99         117,455         147,686
  11/30/99         118,317         152,632
  12/31/99         119,159         164,222
   1/31/00         111,309         157,405
   2/29/00         102,307         160,931
   3/31/00         112,479         170,489
   4/30/00         117,118         161,607
   5/31/00         118,471         155,963
   6/30/00         114,726         162,841


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)

U.S. EQUITIES
Energy...............................................................      3.17%
Capital Investments
 Capital Goods.......................................................      4.29
 Electronic Components...............................................      7.46
 Technology..........................................................      1.95
                                                                       --------
                                                                          13.70
Basic Industries
 Chemicals...........................................................      3.18
 Housing/Paper.......................................................      6.60
 Metals..............................................................      1.68
                                                                       --------
                                                                          11.46
Computers
 Software............................................................      2.43
 Systems.............................................................      4.38
                                                                       --------
                                                                           6.81
Consumer
 Autos/Durables......................................................      2.18
 Food/House Products.................................................      0.45
 Health & Drugs......................................................      5.91
 Health & Non-Drugs..................................................      8.60
 Leisure/Tourism.....................................................      0.49
 Non-Durables........................................................      1.92
 Retail/Apparel......................................................      6.79
                                                                       --------
                                                                          26.34
Financial
 Banks...............................................................      5.55
 Services............................................................      7.06
                                                                       --------
                                                                          12.61
Telecommunications
 Equipment...........................................................      0.15
 Services............................................................      5.18
                                                                       --------
                                                                           5.33
Transportation.......................................................      6.93
Services/Misc........................................................      7.36
Utilities............................................................      3.04
                                                                       --------
 Total U.S. Equities.................................................     96.75*
SHORT-TERM INVESTMENTS...............................................      2.93*
                                                                       --------
 TOTAL INVESTMENTS...................................................     99.68
CASH AND OTHER ASSETS, LESS LIABILITIES..............................      0.32
                                                                       --------
NET ASSETS...........................................................    100.00%
                                                                       ========

-------
* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 96.75% to 97.70%. This adjustment resulted in a net decrease to the Fund's exposure to Short-Term Investments from 2.93% to 1.98%.
TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Advanced Micro Devices, Inc......................................    4.13%
 2. FedEx Corp.......................................................    3.12
 3. Burlington Northern Santa Fe Corp. ..............................    2.97
 4. Allergan, Inc. ..................................................    2.92
 5. Electronic Data Systems Corp. ...................................    2.46
 6. Gateway, Inc. ...................................................    2.08
 7. Alza Corp. ......................................................    2.02
 8. St. Jude Medical, Inc. ..........................................    2.01
 9. CIGNA Corp. .....................................................    2.01
10. Baxter International, Inc........................................    1.99
--------------------------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Shares     Value
                                                           ------- ------------

U.S. Equities - 96.75%
Advanced Micro Devices, Inc. (b)..........................  83,200 $  6,427,200
Allergan, Inc. ...........................................  60,900    4,537,050
Alza Corp. (b)............................................  53,100    3,139,537
American Electric Power Co., Inc. ........................  65,580    1,942,807
American General Corp. ...................................  22,300    1,360,300
American Standard Cos., Inc. (b)..........................  41,400    1,697,400
AmSouth Bancorp. .........................................  48,349      761,497
Aon Corp. ................................................  67,825    2,106,814
Associates First Capital Corp., Class A...................  92,500    2,063,906
Baxter International, Inc. ...............................  44,100    3,100,781
Burlington Northern Santa Fe Corp. ....................... 201,300    4,617,319
Carnival Corp., Class A...................................  38,900      758,550
CIGNA Corp. ..............................................  33,500    3,132,250
Circuit City Stores-Circuit City Group....................  26,000      862,875
CMS Energy Corp. .........................................  37,100      820,838
CommScope, Inc. (b).......................................   5,800      237,800
Compaq Computer Corp. ....................................  94,600    2,418,212
Computer Sciences Corp. (b)...............................   4,800      358,500
Compuware Corp. (b)....................................... 177,400    1,840,525
CVS Corp. ................................................  20,400      816,000
Dell Computer Corp. (b)...................................  23,700    1,168,706
E.I. du Pont de Nemours and Co. ..........................   7,500      328,125
Eastman Chemical Co. .....................................  22,100    1,055,275
Electronic Data Systems Corp. ............................  92,900    3,832,125
Emerson Electric Co. .....................................  50,100    3,024,787
Entergy Corp. ............................................  54,600    1,484,438
Exxon Mobil Corp. ........................................  24,900    1,954,650
Federated Department Stores, Inc. (b).....................  30,000    1,012,500
FedEx Corp. (b)........................................... 127,600    4,848,800
First Data Corp. .........................................  53,924    2,675,978
Fleet Boston Financial Corp. .............................  63,941    2,173,994
Fort James Corp. .........................................  69,700    1,611,812
Gateway, Inc. (b).........................................  56,900    3,229,075
GATX Corp. ...............................................  16,100      547,400
Genzyme Corp. (b).........................................  26,600    1,581,038
GreenPoint Financial Corp. ...............................  77,200    1,447,500
Household International, Inc. ............................  41,800    1,737,312
Illinois Tool Works, Inc. ................................  52,700    3,003,900
IMC Global, Inc. .........................................  85,700    1,114,100
Johnson & Johnson Co. ....................................  28,400    2,893,250
Johnson Controls, Inc. ...................................  25,900    1,328,994
Kimberly-Clark Corp. .....................................  33,400    1,916,325
Kroger Co. (b)............................................ 107,800    2,378,337
Lafarge Corp. ............................................  32,100      674,100
Lear Corp. (b)............................................  57,800    1,156,000
Lexmark International Group, Inc. (b).....................  30,900    2,078,025
Lincoln National Corp. ...................................  40,500    1,463,063
Lyondell Chemical Co. ....................................  50,100      839,175
Martin Marietta Materials, Inc. ..........................  24,063      973,048

                                                         Shares      Value
                                                        --------- ------------

Masco Corp. ...........................................   145,000 $  2,619,062
Mattel, Inc. ..........................................   157,100    2,071,756
Mead Corp. ............................................    37,800      954,450
Microsoft Corp. (b)....................................    24,200    1,936,000
Motorola, Inc. ........................................    34,915    1,014,717
New York Times Co. ....................................    28,100    1,109,950
Newell Rubbermaid, Inc. ...............................    81,700    2,103,775
Nextel Communications, Inc. (b)........................    44,700    2,735,081
Norfolk Southern Corp. ................................    50,800      755,650
Owens-Illinois, Inc. (b)...............................    21,800      254,788
Peco Energy Co. .......................................    60,100    2,422,781
Pentair, Inc. .........................................    35,200    1,249,600
PepsiCo, Inc. .........................................    50,500    2,244,094
PNC Bank Corp. ........................................    32,700    1,532,813
Praxair, Inc. .........................................    42,800    1,602,325
Raytheon Co., Class B..................................    74,900    1,441,825
Sara Lee Corp. ........................................    35,900      693,319
SBC Communications, Inc. ..............................    66,400    2,871,800
Smurfit-Stone Container Corp. (b)......................    42,800      548,375
Southdown, Inc. .......................................    27,804    1,605,681
St. Jude Medical, Inc. (b).............................    68,300    3,133,262
Tellabs, Inc. (b)......................................    20,900    1,430,344
Texas Instruments, Inc. ...............................    19,800    1,360,013
Tyson Foods, Inc., Class A.............................    55,100      482,125
Ultramar Diamond Shamrock Corp. .......................    41,422    1,027,783
Unisys Corp. (b).......................................    44,600      649,488
UnitedHealth Group, Inc. ..............................    31,000    2,658,250
USG Corp. .............................................    18,400      558,900
Viad Corp. ............................................    39,500    1,076,375
W.W. Grainger, Inc. ...................................    29,300      902,806
Wal-Mart Stores, Inc. .................................    22,800    1,313,850
Watson Pharmaceutical Co. (b)..........................    28,300    1,521,125
Wells Fargo and Co. ...................................    70,200    2,720,250
Westvaco Corp. ........................................    28,200      699,713
Xerox Corp. ...........................................    47,000      975,250
XL Capital Ltd. .......................................    15,700      849,763
York International Corp. ..............................    30,200      788,975
                                                                  ------------
Total Equities (Cost $159,747,559).....................            150,448,107
                                                                  ------------
Short-Term Investments - 2.93%
Investment Companies - 2.93%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $4,552,040)................................ 4,552,040    4,552,040
                                                                  ------------
Total Investments (Cost $164,299,599) - 99.68% (a).....            155,000,147
Cash and other assets, less liabilities - 0.32%........                499,016
                                                                  ------------
Net Assets - 100%......................................           $155,499,163
                                                                  ============

               See accompanying notes to schedule of investments.

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $164,299,599; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $ 16,338,434
         Gross unrealized depreciation...........   (25,637,886)
                                                  -------------
             Net unrealized depreciation.........  $ (9,299,452)
                                                  =============

 (b)  Non-income producing security.

 FUTURES CONTRACTS
 The Brinson U.S. Equity Fund had the following open futures contracts as of June 30, 2000:

                                  Expiration               Current   Unrealized
                                     Date         Cost      Value       Loss
                                -------------- ---------- ---------- ----------
  Index Futures Buy Contracts
  S&P 500 Index, 4 contracts... September 2000 $1,477,279 $1,468,100   $(9,179)
                                                                      ========

 The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $206,250.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $159,747,559)........................  $150,448,107
  Affiliated issuers (Cost $4,552,040)............................     4,552,040
 Cash.............................................................       206,250
 Receivables:
  Investment securities sold......................................    10,293,936
  Due from Advisor................................................         1,570
  Dividends.......................................................       228,561
  Interest........................................................        20,835
  Variation margin................................................        32,394
                                                                   -------------
    TOTAL ASSETS..................................................   165,783,693
                                                                   -------------
LIABILITIES:
 Payables:
  Investment securitues purchased.................................     2,008,217
  Due to custodian bank...........................................     8,265,090
  Accrued expenses................................................        11,223
                                                                   -------------
    TOTAL LIABILITIES.............................................    10,284,530
                                                                   -------------
NET ASSETS:
 Applicable to 13,554,150 shares; no par value, unlimited shares authorized......................................................  $155,499,163
                                                                   =============
 Net asset value, offering price and redemption price per share
  ($155,499,163 / 13,554,150 shares)..............................  $    11.4724
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $151,938,335
 Accumulated net investment income................................     7,942,726
 Accumulated net realized gain....................................     4,926,733
 Net unrealized depreciation......................................    (9,308,631)
                                                                   -------------
    NET ASSETS....................................................  $155,499,163
                                                                   =============

                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................ $ 1,424,963
 Interest.........................................................     210,446
                                                                   -----------
    TOTAL INCOME..................................................   1,635,409
                                                                   -----------
EXPENSES:
 Professional.....................................................      10,852
 Trustees.........................................................       2,366
 Custodian........................................................       2,214
 Printing.........................................................         910
 Other............................................................       1,706
                                                                   -----------
    TOTAL EXPENSES................................................      18,048
    Expenses deferred by Advisor..................................      (9,208)
                                                                   -----------
    NET EXPENSES..................................................       8,840
                                                                   -----------
    NET INVESTMENT INCOME.........................................   1,626,569
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments.....................................................  (9,582,440)
  Futures contracts...............................................     (94,720)
                                                                   -----------
    Net realized loss.............................................  (9,677,160)
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................     784,517
  Futures contracts...............................................     (78,866)
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........     705,651
                                                                   -----------
 Net realized and unrealized loss.................................  (8,971,509)
                                                                   -----------
 Net decrease in net assets resulting from operations............. $(7,344,940)
                                                                   ===========

                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended       Year Ended
                                                   June 30, 2000  December 31,
                                                    (Unaudited)       1999
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $  1,626,569   $  3,397,994
 Net realized gain (loss).........................    (9,677,160)     6,978,874
 Change in net unrealized appreciation or
  depreciation....................................       705,651    (18,337,934)
                                                   -------------  -------------
 Net decrease in net assets resulting from
  operations......................................    (7,344,940)    (7,961,066)
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    19,744,872     51,083,970
 Shares redeemed..................................   (61,725,941)   (17,269,810)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............   (41,981,069)    33,814,160
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......   (49,326,009)    25,853,094
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   204,825,172    178,972,078
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $7,942,726 and $6,316,157
  respectively)...................................  $155,499,163   $204,825,172
                                                   =============  =============
(a) A summary of capital share transactions fol-
 lows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................     1,741,345      4,044,568
 Shares redeemed..................................    (5,376,476)    (1,396,513)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...    (3,635,131)     2,648,055
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                  Six Months      Year Ended
                                     Ended       December 31,       Period Ended
                                 June 30, 2000 -------------------  December 31,
                                  (Unaudited)    1999       1998       1997*
                                 ------------- --------   --------  ------------
Net asset value, beginning of
 period........................    $11.9159    $12.3079   $10.3067    $10.0000
                                   --------    --------   --------    --------
Income (loss) from investment
 operations:
 Net investment income.........      0.2186      0.1668     0.1508      0.0498
 Net realized and unrealized
  gain (loss)..................     (0.6621)    (0.5588)    1.8504      0.2569
                                   --------    --------   --------    --------
  Total income (loss) from
   investment operations.......     (0.4435)    (0.3920)    2.0012      0.3067
                                   --------    --------   --------    --------
Net asset value, end of
 period........................    $11.4724    $11.9159   $12.3079    $10.3067
                                   ========    ========   ========    ========
Total return (non-annualized)..       (3.72)%     (3.18)%   19.42%       3.07%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)........................    $155,499    $204,825   $178,972    $ 73,631
 Ratio of expenses to average
  net assets:
  Before expense reimbursement
   and earnings credits........       0.02%**      0.03%      0.02%      0.05%**
  After expense reimbursement
   and earnings credits........       0.01%**      0.01%      0.01%      0.01%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement
   and earnings credits........       1.83%**      1.68%      1.78%      2.01%**
  After expense reimbursement
   and earnings credits........       1.84%**      1.70%      1.79%      2.05%**
 Portfolio turnover rate.......         40%          51%        46%         9%

*  The Fund commenced operations August 29, 1997
** Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Since its performance inception on April 30, 1999, the Brinson U.S. Large Capitalization Equity Fund has provided an annualized return of -20.65% compared to the 8.96% return of its benchmark, the S&P 500 Equity Index. Results for the year-to-date period continued to be disappointing, with the Fund returning -6.85% versus the benchmark return of -0.42%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment which sees investors focusing more on the so-called "old economy" companies. In the second quarter alone, the Fund made up 484 basis points of performance versus the benchmark, returning 2.18% versus the benchmark return of -2.66%. We continue to see signs that this favorable short-term performance will continue into the future.

The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------


Total Return

                                               6 Months 1 Year  4/30/99*
                                                Ended    Ended     to
                                               6/30/00  6/30/00 6/30/00
------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund   -6.85%  -23.43% -20.65%
------------------------------------------------------------------------
Standard & Poor's (S&P) 500 Equity Index       -0.42     7.25    8.96
------------------------------------------------------------------------

 * Inception date of the Brinson U.S. Large Capitalization Equity Fund All returns over 1 year are average annualized returns

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund and the S&P 500 Equity Index if you had invested $100,000 on April 30, 1999. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund vs. S&P 500 Equity Index

                                    [GRAPH]

               Brinson U.S. Large       S&P 500
                Capitalization           Equity
                  Equity Fund            Index

   4/30/99          100,000             100,000
   5/31/99           97,074              97,639
   6/30/99           99,706             103,060
   7/31/99           94,900              99,840
   8/31/99           92,286              99,346
   9/30/99           84,256              96,623
  10/31/99           83,956             102,738
  11/30/99           83,199             104,826
  12/31/99           81,936             111,001
   1/31/00           76,119             105,424
   2/29/00           69,070             103,429
   3/31/00           74,717             113,547
   4/30/00           77,521             110,132
   5/31/00           78,886             107,872
   6/30/00           76,349             110,532


Fund returns are net of all fees and cost, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)

U.S. EQUITIES
Energy...............................................................      4.01%
Capital Investments
 Capital Goods.......................................................      4.57
 Electronic Components...............................................      4.59
 Technology..........................................................      3.17
                                                                       --------
                                                                          12.33
Basic Industries
 Chemicals...........................................................      1.67
 Housing/Paper.......................................................      1.34
 Metals..............................................................      2.70
                                                                       --------
                                                                           5.71
Computers
 Software............................................................      3.99
 Systems.............................................................      7.15
                                                                       --------
                                                                          11.14
Consumer
 Food/House Products.................................................      0.61
 Health & Drugs......................................................      2.08
 Health & Non-Drugs..................................................      9.27
 Leisure/Tourism.....................................................      0.77
 Non-Durables........................................................      2.31
 Retail/Apparel......................................................      8.99
                                                                       --------
                                                                          24.03
Financial
 Banks...............................................................      6.62
 Non-Banks...........................................................      8.98
                                                                       --------
                                                                          15.60
Telecommunications...................................................      4.16
Transportation.......................................................      8.29
Services/Misc........................................................      8.89
Utilities............................................................      1.53
                                                                       --------
 Total U.S. Equities.................................................     95.69
SHORT-TERM INVESTMENTS...............................................      4.75
                                                                       --------
TOTAL INVESTMENTS....................................................    100.44
LIABILITIES, LESS CASH AND OTHER ASSETS..............................     (0.44)
                                                                       --------
NET ASSETS...........................................................    100.00%
                                                                       ========

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Electronic Data Systems Corp. ...................................    3.98%
 2. FedEx Corp. .....................................................    3.87
 3. Burlington Northern Santa Fe Corp. ..............................    3.70
 4. Gateway, Inc. ...................................................    3.43
 5. CIGNA Corp. .....................................................    3.27
 6. Johnson & Johnson................................................    3.24
 7. Baxter International, Inc. ......................................    3.21
 8. Emerson Electric Co. ............................................    3.14
 9. Illinois Tool Works, Inc. .......................................    3.08
10. UnitedHealth Group, Inc. ........................................    2.82
--------------------------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                             Shares    Value
                                                            -------- ----------

U.S. Equities - 95.69%
American Electric Power Co., Inc...........................    6,420 $  190,193
American General Corp......................................    2,200    134,200
Aon Corp...................................................    6,550    203,459
Associates First Capital Corp., Class A....................    9,000    200,812
Baxter International, Inc..................................    4,300    302,344
Burlington Northern Santa Fe Corp..........................   15,200    348,650
Carnival Corp., Class A....................................    3,700     72,150
CIGNA Corp.................................................    3,300    308,550
Compaq Computer Corp.......................................    9,300    237,731
Computer Sciences Corp. (b)................................      400     29,875
Compuware Corp. (b)........................................   17,800    184,675
CVS Corp...................................................    2,000     80,000
Dell Computer Corp. (b)....................................    2,300    113,419
Electronic Data Systems Corp...............................    9,100    375,375
Eli Lilly and Co...........................................    1,100    109,863
Emerson Electric Co........................................    4,900    295,837
Entergy Corp...............................................    5,300    144,094
Exxon Mobil Corp...........................................    2,400    188,400
FedEx Corp. (b)............................................    9,600    364,800
First Data Corp............................................    5,300    263,012
Fleet Boston Financial Corp................................    6,200    210,800
Gateway, Inc. (b)..........................................    5,700    323,475
Household International, Inc...............................    4,100    170,406
Illinois Tool Works, Inc...................................    5,100    290,700
Johnson & Johnson Co.......................................    3,000    305,625
Kimberly-Clark Corp........................................    2,200    126,225
Kroger Co. (b).............................................   10,500    231,656
Lexmark International Group, Inc. (b)......................    3,000    201,750
Masco Corp.................................................   14,100    254,681
Mattel, Inc................................................   15,400    203,087
Microsoft Corp. (b)........................................    2,400    192,000
Newell Rubbermaid, Inc.....................................    8,000    206,000
Norfolk Southern Corp......................................    4,600     68,425
PepsiCo, Inc...............................................    4,900    217,744
PNC Bank Corp..............................................    3,200    150,000
Praxair, Inc...............................................    4,200    157,238
Raytheon Co., Class B......................................    7,300    140,525
Sara Lee Corp..............................................    3,000     57,938
SBC Communications, Inc....................................    5,900    255,175
Schering Plough Corp.......................................    1,700     85,850
Tellabs, Inc. (b)..........................................    2,000    136,875
Texas Instruments, Inc.....................................    2,000    137,375
UnitedHealth Group, Inc. (b)...............................    3,100    265,825
Wal-Mart Stores, Inc.......................................    2,200    126,775
Wells Fargo and Co.........................................    6,800    263,500
Xerox Corp.................................................    4,700     97,525
                                                                     ----------
Total U.S. Equities (Cost $9,159,149)......................           9,024,614
                                                                     ----------

                                                           Shares    Value
                                                          -------- ----------

Short-Term Investments - 4.75%
Investment Companies - 4.75%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $447,645)....................................  447,645 $  447,645
                                                                   ----------
Total Investments (Cost $9,606,794) - 100.44% (a)........           9,472,259
Liabilities, less cash and other assets - (0.44%)........             (41,403)
                                                                   ----------
Net Assets - 100%........................................          $9,430,856
                                                                   ==========

              See accompanying notes to schedule of investments.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $9,606,794; and net unrealized depreciation consisted of:

         Gross unrealized appreciation............... $ 575,860
         Gross unrealized depreciation...............  (710,395)
                                                      ---------
             Net unrealized depreciation............. $(134,535)
                                                      =========

(b) Non-income producing security.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $9,159,149)............................  $ 9,024,614
  Affiliated issuers (Cost $447,645)................................      447,645
 Receivables:
  Investment securities sold........................................      133,466
  Due from Advisor..................................................        3,333
  Dividends.........................................................       12,265
  Interest..........................................................        2,092
                                                                     ------------
    TOTAL ASSETS....................................................    9,623,415
                                                                     ------------
LIABILITIES:
 Payables:
  Investment securities purchased...................................      168,433
  Accrued expenses..................................................       24,126
                                                                     ------------
    TOTAL LIABILITIES...............................................      192,559
                                                                     ------------
NET ASSETS:
 Applicable to 1,235,295 shares; no par value, unlimited shares authorized........................................................  $ 9,430,856
                                                                     ============
 Net asset value, offering price and redemption price per share
  ($9,430,856 / 1,235,295 shares)...................................  $    7.6345
                                                                     ============
NET ASSETS CONSIST OF:
 Paid in capital....................................................  $11,838,293
 Accumulated net investment income..................................      222,044
 Accumulated net realized loss......................................   (2,494,946)
 Net unrealized depreciation........................................     (134,535)
                                                                     ------------
    NET ASSETS......................................................  $ 9,430,856
                                                                     ============



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Dividends.......................................................... $  69,677
 Interest...........................................................    14,058
                                                                     ---------
    TOTAL INCOME....................................................    83,735
                                                                     ---------
EXPENSES:
 Professional.......................................................    13,707
 Trustees...........................................................     3,640
 Printing...........................................................     1,795
 Other..............................................................     1,993
                                                                     ---------
    TOTAL EXPENSES..................................................    21,135
    Expenses deferred by Advisor....................................   (20,743)
                                                                     ---------
    NET EXPENSES....................................................       392
                                                                     ---------
    NET INVESTMENT INCOME...........................................    83,343
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.......................................................  (227,714)
  Futures contracts.................................................    75,753
                                                                     ---------
    Net realized loss...............................................  (151,961)
                                                                     ---------
 Change in net unrealized appreciation or depreciation on:
  Investments.......................................................   (47,139)
                                                                     ---------
 Net realized and unrealized loss...................................  (199,100)
                                                                     ---------
 Net decrease in net assets resulting from operations............... $(115,757)
                                                                     =========



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended     Period Ended
                                                   June 30, 2000 December 31,
                                                    (Unaudited)     1999 *
                                                   ------------- -------------
OPERATIONS:
 Net investment income............................   $   83,343   $    138,701
 Net realized loss................................     (151,961)    (2,342,985)
 Change in net unrealized appreciation or
  depreciation....................................      (47,139)       (87,396)
                                                    -----------  -------------
 Net decrease in net assets resulting from
  operations......................................     (115,757)    (2,291,680)
                                                    -----------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    8,889,992     14,265,908
 Shares redeemed..................................     (205,000)   (11,112,617)
                                                    -----------  -------------
 Net increase in net assets resulting from capital
  share transactions (a)..........................    8,684,992      3,153,291
                                                    -----------  -------------
    TOTAL INCREASE IN NET ASSETS..................    8,569,235        861,611
                                                    -----------  -------------
NET ASSETS:
 Beginning of period..............................      861,621             10
                                                    -----------  -------------
 End of period (including accumulated net
  investment income of $222,044 and $138,701,
  respectively)...................................   $9,430,856   $    861,621
                                                    ===========  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares        Shares
                                                   ------------- -------------
 Shares sold......................................    1,157,694      1,429,122
 Shares redeemed..................................      (27,522)    (1,324,000)
                                                    -----------  -------------
  Net increase in shares outstanding..............    1,130,172        105,122
                                                    ===========  =============

* The Fund commenced operations April 30, 1999.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                      Six Months
                                                         Ended     Period Ended
                                                     June 30, 2000 December 31,
                                                      (Unaudited)     1999*
                                                     ------------- ------------
Net asset value, beginning of period................   $ 8.1963      $10.0000
                                                       --------      --------
 Net investment income..............................     0.1797        1.3195
 Net realized and unrealized loss...................    (0.7415)      (3.1232)
                                                       --------      --------
  Total loss from investment operations.............    (0.5618)      (1.8037)
                                                       --------      --------
Net asset value, end of period......................   $ 7.6345      $ 8.1963
                                                       ========      ========
Total return (non-annualized).......................    (6.85)%        (18.04)%
Ratios/Supplemental data
 Net assets, end of period (in 000s)................   $  9,431      $    862
 Ratio of expenses to average net assets:
  Before expense reimbursement......................      0.54%**       0.26%**
  After expense reimbursement.......................      0.01%**       0.01%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement......................      1.59%**       1.66%**
  After expense reimbursement.......................      2.12%**       1.91%**
Portfolio turnover rate.............................        40%          142%

*The Fund commenced operations April 30, 1999.
**Annualized



                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------

Since its performance inception on June 30, 1998, the Brinson U.S. Value Equity Fund (formerly known as the Brinson U.S. Large Capitalization Value Equity
Fund) has returned 1.08% compared to the 2.94% return of its benchmark, the Russell 1000 Value Index. The Fund's annualized volatility or risk over that period has been 21.60% similar to the 20.06% volatility of the Index). Interestingly, for the year-to-date period, large growth stocks have returned 4.23%, while large value stocks have returned -4.23%, as measured by the Russell 1000 Growth and Russell 1000 Value indices, respectively. However, nearly all of the relative performance shortfall of value stocks came in the first three months of the year. In the first half of 2000, the U.S. Value Equity Fund's total return of -1.22% is 301 basis points higher than the benchmark return of -4.23%. The Fund's relative performance was particularly strong in the second quarter at 1.10% versus the Index return of -4.69% (outperformance of 579 basis points).

During the second quarter, industry returns were dominated by "old" economy industries, and contributed significantly to the outperformance of the Fund relative to the benchmark. This differs markedly from the recent past when returns were concentrated on technology, media and telecommunications (TMT) industries. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old" economy sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the portfolio, and are offset by significant underweight positions to software, hardware and telecommunications sectors.

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                    6 Months 1 Year   Annualized
                                     Ended    Ended    6/30/98*
                                    6/30/00  6/30/00  to 6/30/00
----------------------------------------------------------------
  Brinson U.S. Value Equity Fund**   -1.22%  -13.32%     1.08%
----------------------------------------------------------------
  Russell 1000 Value Index           -4.23    -8.92      2.94
----------------------------------------------------------------

  *Performance inception date of the Brinson U.S. Value Equity Fund **Formerly known as the Brinson U.S. Large Capitalization Value Equity Fund All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Value Equity Fund
vs. Russell 1000 Value Index


                                    [GRAPH]

                Brinson             Russell
              U.S. Value          1000 Value
              Equity Fund            Index

   6/30/98      100,000             100,000
   7/31/98       98,283              98,235
   8/31/98       85,567              83,616
   9/30/98       92,840              88,415
  10/31/98       97,557              95,264
  11/30/98      102,132              99,702
  12/31/98      103,707             103,096
   1/31/99      101,220             103,901
   2/28/99       99,166             102,434
   3/31/99      103,428             104,554
   4/30/99      115,379             114,319
   5/31/99      115,252             113,063
   6/30/99      117,862             116,345
   7/31/99      113,517             112,939
   8/31/99      109,758             108,747
   9/30/99      103,314             104,947
  10/31/99      106,488             110,988
  11/30/99      104,466             110,120
  12/31/99      104,550             110,651
   1/31/00       99,484             107,042
   2/29/00       88,934              99,089
   3/31/00      101,062             111,179
   4/30/00      105,353             109,885
   5/31/00      107,905             111,043
   6/30/00      102,166             105,968


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)

U.S. EQUITIES
Energy................................................................    10.75%
Capital Investments
 Capital Goods........................................................     2.30
 Electronic Components................................................     8.57
                                                                       --------
                                                                          10.87
Basic Industries
 Chemicals............................................................     2.87
 Housing/Paper........................................................     6.04
 Metals...............................................................     1.70
                                                                       --------
                                                                          10.61
Consumer
 Autos/Durables.......................................................     4.19
 Food/House Products..................................................     3.13
 Health: Non-Drugs....................................................     7.73
 Retail/Apparel.......................................................     3.51
                                                                       --------
                                                                          18.56
Financial
 Banks................................................................    14.87
 Non-Banks............................................................     6.06
                                                                       --------
                                                                          20.93
Telecommunications....................................................     8.68
Transportation........................................................     6.32
Services/Misc.........................................................     6.39
Utilities.............................................................     5.02
                                                                       --------
 Total U.S. Equities..................................................    98.13*
SHORT-TERM INVESTMENTS................................................     2.00*
                                                                       --------
 TOTAL INVESTMENTS....................................................   100.13
LIABILITIES, LESS CASH AND OTHER ASSETS...............................    (0.13)
                                                                       --------
 NET ASSETS...........................................................   100.00%
                                                                       ========

-------
* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 98.13% to 99.22%. This adjustment resulted in a net decrease to the Fund's exposure to Short-Term Investments from 2.00% to 0.91%.
TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Advanced Micro Devices, Inc. ....................................    4.39%
 2. St. Jude Medical, Inc. ..........................................    3.95
 3. Exxon Mobil Corp. ...............................................    3.53
 4. SBC Communications, Inc. ........................................    3.25
 5. Emerson Electric Co. ............................................    3.20
 6. FedEx Corp. .....................................................    3.08
 7. Wells Fargo and Co. .............................................    3.07
 8. Southdown, Inc. .................................................    2.78
 9. UnitedHealth Group, Inc. ........................................    2.38
10. Bank One Corp. ..................................................    2.37
--------------------------------------------------------------------------------

 BRINSON U.S. VALUE EQUITY FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                            Shares     Value
                                                           -------- ------------

U.S. Equities - 98.13%
Advanced Micro Devices, Inc. (b)..........................   57,700 $  4,457,325
American Electric Power Co., Inc. ........................   79,020    2,340,967
American General Corp. ...................................   33,600    2,049,600
American International Group, Inc. .......................    9,700    1,139,750
AmSouth Bancorp. .........................................  100,088    1,576,386
Associates First Capital Corp., Class A...................   78,800    1,758,225
AT&T Corp. ...............................................   42,200    1,334,575
Bank of America Corp. ....................................   35,500    1,526,500
Bank One Corp. ...........................................   90,600    2,406,562
Bell Atlantic Corp. ......................................   43,900    2,230,669
Burlington Northern Santa Fe Corp. .......................  101,200    2,321,275
Chevron Corp. ............................................   12,500    1,060,156
CMS Energy Corp. .........................................   58,400    1,292,100
Computer Sciences Corp. (b)...............................    2,900      216,594
Conoco, Inc. .............................................   64,900    1,594,106
CP & L Energy, Inc. (b)...................................   73,200    2,337,825
Dow Chemical Co. .........................................   48,600    1,467,113
E.I. du Pont de Nemours and Co. ..........................    6,800      297,500
Electronic Data Systems Corp. ............................   51,100    2,107,875
Emerson Electric Co. .....................................   53,800    3,248,175
Exxon Mobil Corp. ........................................   45,700    3,587,450
FedEx Corp. (b)...........................................   82,500    3,135,000
Fleet Boston Financial Corp. .............................   53,400    1,815,600
Fort James Corp. .........................................   48,400    1,119,250
GreenPoint Financial Corp. ...............................   79,500    1,490,625
Hibernia Corp. ...........................................   99,600    1,083,150
Household International, Inc. ............................   54,200    2,252,688
Illinois Tool Works, Inc. ................................   23,400    1,333,800
IMC Global, Inc. .........................................   88,300    1,147,900
Johnson & Johnson Co. ....................................   14,000    1,426,250
Johnson Controls, Inc. ...................................   37,300    1,913,956
Lafarge Corp. ............................................   60,100    1,262,100
Lear Corp. (b)............................................   64,700    1,294,000

                                                         Shares      Value
                                                        --------- ------------

Lincoln National Corp. ...............................     33,600 $  1,213,800
Masco Corp. ..........................................     95,600    1,726,775
Mattel, Inc. .........................................    115,900    1,528,431
McDonald's Corp. .....................................     47,800    1,574,413
New Century Energies, Inc.............................     78,300    2,349,000
New York Times Co. ...................................     48,500    1,915,750
Newell Rubbermaid, Inc. ..............................     79,100    2,036,825
Nextel Communications, Inc. (b).......................     32,000    1,958,000
Norfolk Southern Corp. ...............................     65,200      969,850
Peco Energy Co. ......................................     36,500    1,471,406
Pentair, Inc. ........................................     28,400    1,008,200
PNC Bank Corp. .......................................     44,600    2,090,625
Sara Lee Corp. .......................................     83,200    1,606,800
SBC Communications, Inc. .............................     76,300    3,299,975
Southdown, Inc. ......................................     48,900    2,823,975
St. Jude Medical, Inc. (b)............................     87,500    4,014,062
UnitedHealth Group, Inc. (b)..........................     28,200    2,418,150
USG Corp. ............................................     30,700      932,513
W.W. Grainger, Inc. ..................................     34,300    1,056,869
Wells Fargo and Co. ..................................     80,600    3,123,250
York International Corp. .............................     38,400    1,003,200
                                                                  ------------
Total U.S. Equities (Cost $107,061,098)...............              99,746,916
                                                                  ------------
Short-Term Investments - 2.00%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $2,026,114)...............................  2,026,114    2,026,114
                                                                  ------------
Total Investments (Cost $109,087,212) - 100.13% (a)...             101,773,030
Liabilities, less cash and other assets - (0.13%).....                (128,138)
                                                                  ------------
Net Assets - 100%.....................................            $101,644,892
                                                                  ============

               See accompanying notes to schedule of investments.

 BRINSON U.S. VALUE EQUITY FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $109,087,212; and net unrealized depreciation consisted of:

        Gross unrealized appreciation.............  $  7,988,048
        Gross unrealized depreciation.............   (15,302,230)
                                                   -------------
            Net unrealized depreciation...........  $ (7,314,182)
                                                   =============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson U.S. Value Equity Fund had the following open futures contracts as of June 30, 2000:

                                  Expiration               Current   Unrealized
                                     Date         Cost      Value       Loss
                                -------------- ---------- ---------- ----------
Index Futures Buy Contracts:
S&P 500 Index, 3 contracts..... September 2000 $1,123,371 $1,101,075  $(22,296)
                                                                      ========

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $102,600.



                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)


ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $107,061,098)......................  $ 99,746,916
  Affiliated issuers (Cost $2,026,114)..........................     2,026,114
 Cash...........................................................       102,600
 Receivables:
  Investment securities sold....................................     1,874,998
  Due from Advisor..............................................         2,279
  Dividends.....................................................       174,205
  Interest......................................................         8,633
  Variation Margin..............................................         7,575
                                                                 -------------
    TOTAL ASSETS................................................   103,943,320
                                                                 -------------
LIABILITIES:
 Payables:
  Investment securities purchased...............................     2,283,292
  Accrued expenses..............................................        15,136
                                                                 -------------
    TOTAL LIABILITIES...........................................     2,298,428
                                                                 -------------
NET ASSETS:
 Applicable to 9,841,931 shares; no par value, unlimited shares authorized....................................................  $101,644,892
                                                                 =============
 Net asset value, offering price and redemption price per share
  ($101,644,892 / 9,841,931 shares).............................  $    10.3277
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $ 95,934,912
 Accumulated net investment income..............................     4,695,580
 Accumulated net realized gain..................................     8,350,878
 Net unrealized depreciation....................................    (7,336,478)
                                                                 -------------
    NET ASSETS..................................................  $101,644,892
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Dividends.......................................................  $ 1,251,153
 Interest........................................................       74,196
                                                                  ------------
    TOTAL INCOME.................................................    1,325,349
                                                                  ------------
EXPENSES:
 Professional....................................................       10,085
 Trustees........................................................        3,094
 Custodian.......................................................        1,257
 Other...........................................................        4,186
                                                                  ------------
    TOTAL EXPENSES...............................................       18,622
    Expenses deferred by Advisor.................................      (13,597)
                                                                  ------------
    NET EXPENSES.................................................        5,025
                                                                  ------------
    NET INVESTMENT INCOME........................................    1,320,324
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................     (527,763)
  Futures contracts..............................................      128,440
                                                                  ------------
    Net realized loss............................................     (399,323)
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................   (1,100,428)
  Futures contracts..............................................      (22,296)
                                                                  ------------
    Change in net unrealized appreciation or depreciation........   (1,122,724)
                                                                  ------------
 Net realized and unrealized loss................................   (1,522,047)
                                                                  ------------
 Net decrease in net assets resulting from operations............  $  (201,723)
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                    Six Months
                                                       Ended       Year Ended
                                                   June 30, 2000  December 31,
                                                    (Unaudited)       1999
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $  1,320,324   $  2,256,359
 Net realized gain (loss).........................      (399,323)     7,247,249
 Change in net unrealized appreciation or
  depreciation....................................    (1,122,724)    (8,550,381)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................      (201,723)       953,227
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    13,463,429      8,909,403
 Shares redeemed..................................   (11,122,590)   (22,757,631)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............     2,340,839    (13,848,228)
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......     2,139,116    (12,895,001)
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................    99,505,776    112,400,777
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $4,695,580 and $3,375,256,
  respectively)...................................  $101,644,892   $ 99,505,776
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................     1,367,049        829,458
 Shares redeemed..................................    (1,042,686)    (2,033,914)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...       324,363     (1,204,456)
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON U.S. VALUE EQUITY FUND                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                         Six Months
                                            Ended      Year Ended  Period Ended
                                        June 30, 2000 December 31, December 31,
                                         (Unaudited)      1999        1998*
                                        ------------- ------------ ------------
Net asset value, beginning of period...    $10.4550     $10.4832     $10.0000
                                          ---------    ---------    ---------
Income (loss) from investment
 operations:
 Net investment income.................      0.1225       0.2503       0.1044
 Net realized and unrealized gain
  (loss)...............................     (0.2498)     (0.2785)      0.3788
                                          ---------    ---------    ---------
  Total income (loss) from investment
   operations..........................     (0.1273)     (0.0282)      0.4832
                                          ---------    ---------    ---------
Net asset value, end of period.........    $10.3277     $10.4550     $10.4832
                                          =========    =========    =========
Total return (non-annualized)..........     (1.22)%      (0.27)%        4.83%
Ratios/Supplemental data
 Net assets, end of period (in 000s)...    $101,645     $ 99,506     $112,401
 Ratio of expenses to average net
  assets:
  Before expense reimbursement and
   earnings credits....................       0.04%**      0.03%        0.03%**
  After expense reimbursement and
   earnings credits....................       0.01%**      0.01%        0.01%**
 Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
   earnings credits....................       2.60%**      2.02%        2.04%**
  After expense reimbursement and
   earnings credits....................       2.63%**      2.04%        2.06%**
Portfolio turnover rate................         39%          95%          35%

* The Fund commenced operations June 25, 1998
** Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

The Brinson U.S. Small Capitalization Equity Fund (formerly known as the Brinson Post Venture Fund) has provided an annualized return of 14.88% since its performance inception on April 30, 1995, versus a return of 16.36% for its benchmark, the Wilshire Small Stock Index. The Wilshire Small Stock Index is a market capitalization weighted index of roughly 3,900 small cap companies. The Brinson U.S. Small Capitalization Equity Fund's annualized volatility was 16.12% over that same period, which compares favorably to the benchmark's volatility of 20.27%. For the year to date period through June 30, 2000, the Fund has outperformed the benchmark by 230 basis points, returning 5.16%, compared to a 2.86% return for the Wilshire Small Stock Index.

Nearly all of the added value of the Fund over the benchmark has come from stock selection decisions thus far in 2000. The five best performing stocks for the last six months were Microsemi Corp., Bindley Western, Financial Security Assurance, Plexus Corp. and Benchmark Electronics. Together, they contributed more than 600 basis points of positive performance to the fund. Factor and industry positioning has detracted from performance for the year. Our underweights in drugs and semiconductors detracted the most in terms of industry positioning, while our underweight in computer software benefited the Fund. Looking at the Fund's factor positions, our underweight to the largest stocks in the universe as well as our underweight to momentum were both positive decisions. However, these results were offset by underweights in the volatility and trading activity factors, which performed well in the first half of the year.

As we go into the second half of the year, the Fund's largest overweights are held in the apparel/retail, restaurant, transportation and media sectors. The largest underweights are to software/internet/information services, materials and pharmaceuticals/biotech.

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                     6 Months 1 Year  3 Years Annualized
                                      Ended    Ended   Ended   4/30/95*
                                     6/30/00  6/30/00 6/30/00 to 6/30/00
------------------------------------------------------------------------
  Brinson U.S. Small Capitalization
   Equity Fund**                       5.16%    6.26%   6.20%   14.88%
------------------------------------------------------------------------
  Wilshire Small Stock Index           2.86    16.53   11.80    16.36
------------------------------------------------------------------------

  *Performance inception date of the Brinson U.S. Small Capitalization Equity
    Fund
 **Formerly known as the Brinson Post-Venture Fund.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Equity Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Small Capitalization Equity Fund vs.
Wilshire Small Stock Index


                                    [GRAPH]

              Brinson U.S. Small         Wilshire
                Capitalization          Small Stock
                 Equity Fund               Index

   4/30/95        100,000                 100,000
   6/30/95        105,306                 107,958
   6/30/96        135,051                 139,755
   6/30/97        171,055                 156,561
   6/30/98        211,458                 185,226
   6/30/99        192,865                 187,760
   6/30/00        204,808                 218,799


Fund returns are net of all fees and costs, while the index returns are based on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)

U.S. EQUITIES
Energy................................................................     4.14%
Capital Investment
 Capital Goods........................................................     3.99
 Electronic Components................................................     6.53
 Technology...........................................................     6.80
                                                                       --------
                                                                          17.32
Basic Industries
 Chemicals............................................................     0.99
 Construction.........................................................     1.34
 Metals...............................................................     0.59
                                                                       --------
                                                                           2.92
Computers
 Software.............................................................     2.91
 Systems..............................................................     2.71
                                                                       --------
                                                                           5.62
Consumer
 Autos/Durables.......................................................     5.72
 Food/House Products..................................................     1.12
 Health & Non-Drugs...................................................     4.62
 Non-Durables.........................................................     5.22
 Retail/Apparel.......................................................     8.81
                                                                       --------
                                                                          25.49
Financial
 Banks................................................................     6.70
 Non-Banks............................................................    10.84
                                                                       --------
                                                                          17.54
Telecommunications....................................................     0.45
Transportation........................................................     5.75
Services/Misc.........................................................    15.26
Utilities.............................................................     1.98
                                                                       --------
  Total U.S. Equities.................................................    96.47*
SHORT-TERM INVESTMENTS................................................     4.49*
                                                                       --------
  TOTAL INVESTMENTS...................................................   100.96
LIABILITIES, LESS CASH AND OTHER ASSETS...............................    (0.96)
                                                                       --------
NET ASSETS............................................................   100.00%
                                                                       ========

-------
* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 96.47% to 99.08%. This adjustment resulted in a net decrease to the Funds exposure to Short-Term Investments from 4.49% to 1.88%.
TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------

 1. Kellwood Co. ....................................................    2.95%
 2. Bacou USA, Inc. .................................................    2.61
 3. Emmis Communications Corp. ......................................    2.59
 4. SBS Technologies, Inc. ..........................................    2.36
 5. Innkeepers USA Trust.............................................    2.08
 6. AmerUS Life Holdings, Inc. ......................................    1.83
 7. Bindley Western Industries, Inc. ................................    1.83
 8. Buffets, Inc. ...................................................    1.59
 9. Callon Petroleum Co. ............................................    1.58
10. Benchmark Electronics, Inc. .....................................    1.57
--------------------------------------------------------------------------------

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                            Shares     Value
                                                           -------- ------------

Equities - 96.47%
U.S. Equities - 96.47%
A. Schulman, Inc. ........................................  357,500 $  4,312,344
AAR Corp. ................................................  115,400    1,384,800
AC Nielsen Corp. (b)......................................  176,800    3,889,600
Allied Capital Corp. .....................................  279,960    4,759,320
AmerUs Life Holdings, Inc. ...............................  386,300    7,967,437
APAC Customer Services, Inc. (b)..........................  442,000    4,889,625
Applied Power, Inc., Class A..............................  170,000    5,695,000
Artesyn Technologies, Inc. (b)............................  197,800    5,501,312
Atmos Energy Corp. .......................................  360,850    6,314,875
Bacou USA, Inc. (b).......................................  568,600   11,372,000
Basin Exploration, Inc. (b)...............................  275,500    4,924,562
Benchmark Electronics, Inc. (b)...........................  187,300    6,848,156
Bindley Western Industries, Inc. .........................  301,300    7,965,619
Bon Ton Stores, Inc. (b)..................................  255,319      590,425
Buffets, Inc. (b).........................................  547,400    6,945,137
Callon Petroleum Co. (b)..................................  461,600    6,866,300
Candela Corp. (b).........................................  181,800    1,658,925
Carmike Cinemas, Inc. (b).................................  228,600      885,825
Celadon Group, Inc. (b)...................................  222,100    2,498,625
Centerpoint Properties Trust..............................   54,300    2,212,725
CFW Communications Co. ...................................   43,900    1,646,250
CKE Restaurants, Inc. ....................................  389,100    1,167,300
Clean Harbors, Inc. (b)...................................   76,100      156,956
Coachmen Industries, Inc. ................................  532,499    6,123,738
Colorado Medtech, Inc. (b)................................  193,600    1,222,100
Commonwealth Industries, Inc. ............................  434,000    2,549,750
Computer Task Group, Inc. ................................  375,600    1,901,475
Concentrix, Inc. (b)......................................   88,100      352,400
Crown Crafts, Inc. .......................................  198,200      222,975
CT Communications, Inc. ..................................   10,300      292,906
Del Monte Foods Co. (b)...................................  451,600    3,076,525
Del Webb Corp. (b)........................................  249,300    3,817,406
Delta Financial Corp. (b).................................  252,100      409,663
Department 56, Inc. (b)...................................  196,000    2,156,000
Devry, Inc. (b)...........................................   78,100    2,064,769
Dover Downs Entertainment.................................  307,600    4,306,400
Dress Barn, Inc. (b)......................................   66,600    1,473,525
DT Industries, Inc. (b)...................................  398,800    3,738,750
East-West Bancorp, Inc. ..................................  187,900    2,701,063
Emisphere Technologies, Inc. (b)..........................  132,400    5,641,482
Emmis Communications Corp. (b)............................  273,200   11,303,650
EMS Technologies, Inc. (b)................................  375,500    6,759,000
ESS Technology (b)........................................  109,700    1,590,650
Etinuum, Inc. (b).........................................  304,100    1,710,563
Evans & Sutherland Computer Corp. (b).....................   90,200      575,025
Expedia, Inc. (b).........................................  185,300    2,744,756
FBL Financial Group, Inc. ................................  325,900    5,132,925
Federal Signal Corp. .....................................  236,100    3,895,650
Fidelity National Corp. ..................................  292,400    1,790,950
Finlay Enterprises, Inc. (b)..............................  319,300    4,150,900
First Consulting Group, Inc. (b)..........................  288,400    1,604,225
Fred's, Inc. .............................................  170,900    3,076,200

                                                          Shares     Value
                                                         -------- ------------

Gardner Denver, Inc. (b)................................  182,900 $  3,269,337
Golf Trust of America, Inc. ............................  208,100    3,303,587
Goody's Family Clothing, Inc. (b).......................  355,800    1,956,900
Granite Broadcasting Corp. .............................  191,000    1,408,625
Great Plains Software, Inc. (b).........................   82,400    1,617,100
Greater Bay Bancorp.....................................   41,500    1,940,125
Haggar Corp. ...........................................  192,000    2,256,000
Hamilton Bancorp, Inc. (b)..............................  236,800    4,144,000
Handleman Co. (b).......................................  189,200    2,365,000
Hardinge, Inc. .........................................  153,800    1,605,288
Harte-Hanks Communications, Inc. .......................  163,400    4,085,000
Hartmarx Corp. (b)......................................  469,400    1,202,838
Herbalife International, Class B........................  316,700    2,494,013
In Test Corp. (b).......................................  283,600    4,218,550
Indymac Mortgage Holdings, Inc. ........................   63,200      857,150
Innkeepers USA Trust....................................  991,400    9,046,525
Interep National Radio Sales, Class A (b)...............  279,400    1,484,313
Jason, Inc. (b).........................................  414,400    3,988,600
JLM Industries, Inc. (b)................................  289,700    1,013,950
JNI Corp. (b)...........................................   77,700    2,457,263
John B. Sanfilippo and Son, Inc. (b)....................  389,800    1,145,038
Keane, Inc. (b).........................................  214,500    4,638,563
Kellwood Co. ...........................................  609,050   12,866,181
Key Production Company, Inc. ...........................   31,900      558,250
KLLM Transport Services, Inc. (b).......................   89,931      711,017
Landstar System, Inc. (b)...............................   73,900    4,401,669
M & F Worldwide Corp. (b)...............................  431,500    2,427,188
M.S. Carriers, Inc. (b).................................  248,700    4,383,337
Mac Gray Corp. (b)......................................  336,800    1,473,500
McNaughton Apparel Group, Inc. (b)......................  128,900    1,353,450
Medallion Financial Corp. ..............................  184,000    2,840,500
Mentor Graphics Corp. (b)...............................  276,500    5,495,437
Mesaba Holdings, Inc. (b)...............................  143,600    1,373,175
Methode Electronics, Inc., Class A......................   88,610    3,422,561
Michaels Stores, Inc. (b)...............................   45,400    2,079,888
Microsemi Corp. (b).....................................   45,100    1,530,581
Midway Airlines Corp. (b)...............................  296,700    1,520,588
Midwest Express Holdings, Inc. (b)......................   76,600    1,646,900
Morton's Restaurant Group, Inc. (b).....................  191,600    4,119,400
MSC Software Corp. (b)..................................  468,820    4,365,886
NCI Building Systems, Inc. (b)..........................  100,000    2,025,000
North Fork Bancorporation, Inc. ........................  317,300    4,799,162
O'Charleys, Inc. (b)....................................  118,800    1,618,650
1-800-Flowers.com, Inc. (b).............................  225,400    1,155,175
Packaging Corporation of America (b)....................  184,600    1,869,075
Park Electrochemical Corp. .............................  129,800    4,680,912
PBOC Holdings, Inc. (b).................................  259,600    2,206,600
Photronics, Inc. (b)....................................  180,880    5,132,470
Premier Financial Bancorp, Inc. ........................  181,450    1,179,425
Printronix, Inc. (b)....................................  244,500    3,209,062
QRS Corp. (b)...........................................   85,100    2,090,269
Quantum Corp. (b).......................................  336,900    3,263,719
Quixote Corp. ..........................................  104,600    1,569,000
RehabCare Group, Inc. (b)...............................   41,400    1,128,150

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Shares     Value
                                                          -------- ------------

Republic Group, Inc. ....................................  255,000 $  2,295,000
Republic Security Financial Corp. .......................  330,200    1,651,000
ResortQuest International, Inc. (b)......................  228,100    1,169,013
RFS Hotel Investors, Inc. ...............................  578,900    6,802,075
Russ Berrie & Co., Inc. .................................  174,700    3,362,975
Saga Communications, Inc., Class A (b)...................  202,650    4,458,300
SBS Technologies, Inc. (b)...............................  278,600   10,290,787
School Specialty, Inc. (b)...............................   63,800    1,184,288
Shaw Industries, Inc. ...................................  174,900    2,186,250
Silicon Valley Bancshares (b)............................   55,140    2,350,343
Silicon Valley Group, Inc. (b)...........................  188,700    4,882,612
SkyWest, Inc. ...........................................   63,900    2,368,294
SOS Staffing Services, Inc. (b)..........................  573,100    1,755,119
Stanley Furniture Co., Inc. (b)..........................  249,586    5,490,892
Storage USA, Inc. .......................................  174,900    5,159,550
Stride Rite Corp. .......................................  514,300    3,150,087
TBC Corp. (b)............................................  911,600    4,216,150
Team, Inc. (b)...........................................  172,880      345,760
Tractor Supply Co. (b)...................................  299,300    4,957,156
Trans World Entertainment (b)............................   68,500      830,563
UCBH Holdings, Inc. .....................................  193,600    5,166,700
UniSource Energy Holding Co. (b).........................  155,300    2,329,500
Watsco, Inc. ............................................  233,100    2,913,750
York Group, Inc. ........................................  266,100    1,064,400
                                                                   ------------
Total Equities (Cost $453,635,990).......................           420,213,045
                                                                   ------------

                                                          Shares      Value
                                                        ---------- -----------

Short-Term Investments - 4.49%
Investment Companies - 4.04%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund.................................................. 17,584,228 $17,584,228
                                                                   -----------

                                                          Face
                                                         Amount
                                                       ----------
U.S. Government
 Obligations - 0.45%
U.S. Treasury Bill, due 08/17/00...................... $2,000,000    1,985,950
                                                                  ------------
Total Short-Term Investments (Cost $19,569,501).......              19,570,178
                                                                  ------------
Total Investments (Cost $473,205,491) - 100.96% (a)...             439,783,223
Liabilities, less cash and other assets - (0.96)%.....              (4,180,472)
                                                                  ------------
Net Assets - 100%.....................................            $435,602,751
                                                                  ============

               See accompanying notes to schedule of investments.

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $473,205,491; and net unrealized depreciation consisted of:

        Gross unrealized appreciation.............. $ 56,488,281
        Gross unrealized depreciation..............  (89,910,549)
                                                    ------------
            Net unrealized depreciation............ $(33,422,268)
                                                    ============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson U.S. Small Capitalization Equity Fund had the following open futures contracts as of June 30, 2000:

                               Settlement                 Current   Unrealized
                                  Date         Cost        Value       Loss
                             -------------- ----------- ----------- ----------
Index Futures Buy Contracts
S&P 500 Index, 31
 contracts.................. September 2000 $11,608,167 $11,377,775 $(230,392)
                                                                    =========

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $1,985,950.


                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $455,621,263)......................  $422,198,995
  Affiliated issuers (Cost $17,584,228).........................    17,584,228
 Receivables:
  Investment securities sold....................................     1,616,796
  Due from Advisor..............................................        14,615
  Dividends.....................................................       699,236
  Interest......................................................       126,395
  Variation margin..............................................        78,275
                                                                 -------------
    TOTAL ASSETS................................................   442,318,540
                                                                 -------------
LIABILITIES:
 Payables:
  Investments purchased.........................................     6,632,292
  Due to custodian bank.........................................        68,882
  Accrued expenses..............................................        14,615
                                                                 -------------
    TOTAL LIABILITIES...........................................     6,715,789
                                                                 -------------
NET ASSETS:
 Applicable to 21,255,186 shares; no par value, unlimited shares authorized....................................................  $435,602,751
                                                                 =============
 Net asset value, offering and redemption price per share
  ($435,602,751/21,255,186 shares)..............................  $    20.4940
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $194,169,617
 Accumulated net investment income..............................    38,660,737
 Accumulated net realized gain..................................   236,425,057
 Net unrealized depreciation....................................   (33,652,660)
                                                                 -------------
    NET ASSETS..................................................  $435,602,751
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................ $  4,118,970
 Interest.........................................................    1,034,384
                                                                   ------------
    TOTAL INCOME..................................................    5,153,354
                                                                   ------------
EXPENSES:
 Professional.....................................................       15,934
 Custodian........................................................        6,430
 Trustees.........................................................        3,094
 Other............................................................       16,630
                                                                   ------------
    TOTAL EXPENSES................................................       42,088
    Expenses deferred by Advisor..................................      (42,088)
                                                                   ------------
    NET EXPENSES..................................................           --
                                                                   ------------
    NET INVESTMENT INCOME.........................................    5,153,354
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................   36,392,898
  Futures contracts...............................................     (819,921)
                                                                   ------------
    Net realized gain.............................................   35,572,977
                                                                   ------------
Change in net unrealized appreciation or depreciation on:
 Investments......................................................  (12,212,963)
 Futures contracts................................................   (1,585,807)
                                                                   ------------
    Change in net unrealized appreciation or depreciation.........  (13,798,770)
                                                                   ------------
Net realized and unrealized gain..................................   21,774,207
                                                                   ------------
Net increase in net assets resulting from operations.............. $ 26,927,561
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months
                                                      Ended         Year Ended
                                                  June 30, 2000    December 31,
                                                   (Unaudited)         1999
                                                  --------------  --------------
OPERATIONS:
 Net investment income..........................   $   5,153,354   $  11,145,919
 Net realized gain..............................      35,572,977      46,123,142
 Change in net unrealized appreciation or
  depreciation..................................     (13,798,770)    (21,516,065)
                                                  --------------  --------------
 Net increase in net assets resulting from
  operations....................................      26,927,561      35,752,996
                                                  --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................       4,352,695     234,889,275
 Shares redeemed................................    (160,302,306)   (105,839,522)
                                                  --------------  --------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...........    (155,949,611)    129,049,753
                                                  --------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (129,022,050)    164,802,749
                                                  --------------  --------------
NET ASSETS:
 Beginning of period............................     564,624,801     399,822,052
                                                  --------------  --------------
 End of period (including accumulated net
  investment income of $38,660,737 and
  $33,507,383, respectively)....................   $ 435,602,751   $ 564,624,801
                                                  ==============  ==============
(a) A summary of capital share transactions fol-
 lows:
                                                      Shares          Shares
                                                  --------------  --------------
 Shares sold....................................         214,522      13,533,154
 Shares redeemed................................      (7,930,544)     (5,676,825)
                                                  --------------  --------------
  Net increase (decrease) in shares
   outstanding..................................      (7,716,022)      7,856,329
                                                  ==============  ==============


                See accompanying notes to financial statements.

 BRINSON U.S. SMALL CAPITALIZATION
 EQUITY FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                  Six Months
                                     Ended             Year Ended December 31,          Period Ended
                                 June 30, 2000 ---------------------------------------- December 31,
                                  (Unaudited)    1999      1998       1997      1996       1995*
                                 ------------- --------- ---------  --------- --------- ------------
Net asset value,
 beginning of period...........     $19.4892    $18.9356  $20.0635   $15.2509  $11.9936   $10.0000
                                   ---------   --------- ---------  --------- ---------  ---------
Income from investment
 operations:
 Net investment income.........       0.6623      0.0975    0.3375     0.2938    0.2617     0.1660
 Net realized and unrealized
  gain (loss)..................       0.3425      0.4561   (1.4654)    4.5188    2.9956     1.8276
                                   ---------   --------- ---------  --------- ---------  ---------
  Total income (loss) from
   investment operations.......       1.0048      0.5536   (1.1279)    4.8126    3.2573     1.9936
                                   ---------   --------- ---------  --------- ---------  ---------
Net asset value, end of
 period........................     $20.4940    $19.4892  $18.9356   $20.0635  $15.2509   $11.9936
                                   =========   ========= =========  ========= =========  =========
Total return (non-annualized)..        5.16%       2.92%   (5.62)%     31.56%    27.16%     19.94%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)....................     $435,603    $564,625  $399,822   $405,352  $298,978   $256,810
 Ratio of expenses to average
  net assets:
  Before expense reimbursement
   and earnings credits........        0.02%**     0.01%     0.01%      0.03%     0.09%      0.17%**
  After expense reimbursement
   and earnings credits........        0.00%**     0.00%     0.00%      0.00%     0.00%      0.00%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement
   and earnings credits........        1.99%**     2.05%     1.90%      1.76%     1.78%      1.85%**
  After expense reimbursement
   and earnings credits........        2.01%**     2.06%     1.91%      1.79%     1.87%      2.02%**
 Portfolio turnover rate.......          33%         57%       40%        45%       39%        25%

*The Fund commenced operations April 28, 1995.
**Annualized

                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Global (Ex-U.S.)Equity Fund has provided an annualized return of 9.93% since its performance inception on June 30, 1998. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index, has produced a return of 12.83%. The Fund's performance was achieved with a volatility or risk of 17.18%, below the 17.97% volatility of the benchmark. Year-to-date, the Fund returned -2.70% outperforming the benchmark return of -2.99%. During the second quarter, returns were dominated by "old economy" stocks, and the Fund outperformed the benchmark by 463 basis points.

Trends of the last two years show a remarkable divergence between the performance of "new economy" and "old economy" sectors. In contrast to recent bull markets, the current price appreciation has been limited to narrow groups of technology, media and telecommunications (TMT) stocks. This phenomenon, while originally most prevalent in the U.S. where it began, has proliferated into all developed equity markets. As such, we hold significant underweights to TMT sectors. This strategy began to pay off in the second quarter as investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations.

While we are skeptical of inflated equity investment expectations, we understand and appreciate the role of new and emerging technology in business. Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as utilities, diversified financials, and food, beverages and tobacco where some companies are leveraging their skills, assets and competitive positions to take advantage of the Inernet.

With respect to countries, we increased our underweights to Canada, Europe (ex-U.K.) and the EMU region during the quarter where our analysis indicates overvaluation. After a few periods of outperformance in Japan, we sold some Japanese holdings and distributed the proceeds into the U.K. market. We still maintain a modest overweight to Japan to capture opportunities that are coming from the ongoing restructuring of the corporate sector in the region. The restructuring trend is breaking old business molds and bringing much needed efficiencies to many companies. The Fund's regional weightings were modestly additive to returns during the quarter.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                        6 Months 1 Year  Annualized
                                         Ended    Ended   6/30/98*
                                        6/30/00  6/30/00 to 6/30/00
-------------------------------------------------------------------
  Brinson Global (Ex-U.S.) Equity Fund   -2.70%   14.05%    9.93%
-------------------------------------------------------------------
  MSCI World Ex USA (Free) Index        -2.99    18.78    12.83
-------------------------------------------------------------------

 *Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund. All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global (Ex-U.S.) Equity Fund
vs. MSCI World Ex USA (Free) Index


                                    [GRAPH]

                Brinson Global          MSCI World
                   (Ex-U.S.)              Ex USA
                 Equity Fund           (Free) Index

   6/30/98         100,000                100,000
   7/31/98         101,820                100,660
   8/31/98          89,193                 87,808
   9/30/98          86,983                 85,299
  10/31/98          94,172                 94,198
  11/30/98          98,923                 98,985
  12/31/98         102,591                102,717
   1/31/99         102,553                102,702
   2/28/99          99,258                100,118
   3/31/99         102,540                104,257
   4/30/99         107,271                108,760
   5/31/99         101,925                103,195
   6/30/99         105,992                107,178
   7/31/99         109,244                110,278
   8/31/99         108,918                110,574
   9/30/99         108,164                111,809
  10/31/99         110,983                116,130
  11/30/99         113,932                120,176
  12/31/99         125,008                131,240
   1/31/00         115,352                123,268
   2/29/00         115,825                126,728
   3/31/00         119,533                131,932
   4/30/00         115,134                125,072
   5/31/00         114,078                122,042
   6/30/00         120,856                127,310


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)


GLOBAL (Ex-U.S.) EQUITIES
Aerospace & Military.................................................      0.35%
Airlines.............................................................      0.77
Appliances & Households..............................................      2.35
Autos/Durables.......................................................      2.25
Banking..............................................................     11.30
Beverages and Tobacco................................................      3.62
Broadcasting & Publishing............................................      4.67
Building Materials...................................................      0.49
Business & Public Service............................................      1.30
Chemicals............................................................      3.18
Computer Software....................................................      0.53
Consumer.............................................................      0.35
Data Processing......................................................      1.21
Electric Components..................................................      3.66
Electronics..........................................................      2.43
Energy...............................................................      4.87
Financial Services...................................................      4.21
Food & House Products................................................      3.84
Forest Products......................................................      0.47
Health & Personal Care...............................................      7.56
Industrial Components................................................      0.78
Insurance............................................................      5.87
Leisure & Tourism....................................................      0.44
Machinery & Engineering..............................................      2.23
Merchandising........................................................      0.96
Metals-Steel.........................................................      0.37
Multi-Industry.......................................................      0.07
Non-Ferrous Metals...................................................      0.76
Non-Durables.........................................................      0.06
Real Estate..........................................................      1.21
Recreation...........................................................      0.57
Services/Miscellaneous...............................................      0.03
Technology...........................................................      1.03
Telecommunications...................................................     12.88
Transportation.......................................................      2.20
Utilities............................................................      5.76
Wholesale & International Trade......................................      0.18
                                                                       --------
 Total Global (Ex.-U.S.) Equities....................................     94.81
SHORT-TERM INVESTMENTS...............................................      3.60
                                                                       --------
 TOTAL INVESTMENTS...................................................     98.41
CASH AND OTHER ASSETS, LESS LIABILITIES..............................      1.59
                                                                       --------
NET ASSETS...........................................................    100.00%
                                                                       ========

TOP TEN EQUITY HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------

 1. Glaxo Wellcome PLC...............................................    2.10%
 2. Nippon Telegraph & Telephone Corp. ..............................    1.76
 3. BP Amoco PLC.....................................................    1.61
 4. Total Fina Elf...................................................    1.59
 5. Heineken NV......................................................    1.45
 6. Lloyds TSB Group PLC.............................................    1.35
 7. Allianz AG.......................................................    1.27
 8. Ericsson, B Shares...............................................    1.24
 9. Fujitsu..........................................................    1.21
10. Marconi PLC......................................................    1.18
--------------------------------------------------------------------------------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                             Shares    Value
                                                             ------- ----------

Global (Ex-U.S.) Equities - 94.81%
Australia - 4.16%
Amcor Ltd. .................................................  13,260 $   46,502
Amp Ltd. ...................................................  14,700    150,039
Boral Ltd. (b)..............................................  24,850     31,332
Brambles Industries Ltd. ...................................   4,860    149,795
Broken Hill Proprietary Co., Ltd. ..........................  18,950    224,707
CSR Ltd. ...................................................  13,610     37,915
Howard Smith Ltd. ..........................................  10,800     52,912
Lend Lease Corp., Ltd. .....................................  12,360    158,125
National Australia Bank Ltd. ...............................  17,100    286,423
National Australia Bank Ltd., Preferred.....................   4,800    135,900
News Corp., Ltd. ...........................................  32,260    445,484
News Corp., Ltd., Preferred.................................  14,320    173,373
Origin Energy Ltd. (b)......................................  24,350     23,538
Qantas Airways Ltd. ........................................  18,630     37,807
QBE Insurance Group Ltd. ...................................  27,977    137,268
Rio Tinto Ltd. .............................................   8,250    136,805
Santos Ltd. ................................................  24,160     73,833
Telstra Corp., Ltd. ........................................  90,490    368,358
Westpac Banking Corp., Ltd. ................................  48,810    353,131
WMC Ltd. ...................................................  13,930     62,501
Woolworth's Ltd. ...........................................  33,540    124,147
                                                                     ----------
                                                                      3,209,895
                                                                     ----------
Austria - 0.09%
Austria Tabakwerke AG.......................................   1,900     70,668
                                                                     ----------
Belgium - 1.18%
Electrabel S.A. ............................................   1,610    399,571
Fortis B....................................................  17,490    511,024
                                                                     ----------
                                                                        910,595
                                                                     ----------
Canada - 2.59%
Agrium, Inc. ...............................................  13,920    119,312
Alcan Aluminum Ltd. ........................................   3,760    116,731
Bank of Montreal............................................   1,490     62,850
Canadian National Railway Co. ..............................   7,320    212,926
Canadian Pacific Ltd. ......................................   8,580    222,361
Hudson's Bay Co. ...........................................  15,980    169,323
Imperial Oil Ltd. ..........................................   4,140    101,006
Magna International, Inc., Class A..........................   3,240    152,083
NOVA Chemicals Corp. .......................................   8,814    185,001
Potash Corporation of Saskatchewan, Inc. ...................   1,740     95,120
Royal Bank of Canada........................................   4,580    234,146
Shaw Communications, Inc., Class B..........................   7,840    193,129
TransCanada Pipelines Ltd. .................................   3,700     28,218
Westcoast Energy, Inc. .....................................   6,880    105,868
                                                                     ----------
                                                                      1,998,074
                                                                     ----------
Denmark - 0.59%
Tele Danmark A/S............................................   6,700    452,842
                                                                     ----------

                                                             Shares    Value
                                                             ------- ----------

Finland - 2.36%
Metso Oyj...................................................   9,409 $  113,645
Nokia Oyj (b)...............................................  16,264    833,320
Sampo Insurance Co., Ltd., Series A.........................  13,352    543,966
UPM-Kymmene Corp. ..........................................  13,237    329,913
                                                                     ----------
                                                                      1,820,844
                                                                     ----------
France - 9.55%
Air France..................................................  12,098    209,908
Air Liquide.................................................   3,882    508,274
Alcatel.....................................................   8,365    550,883
Alcatel S.A. ADR............................................   5,525    367,412
Aventis S.A.................................................   7,169    525,379
Axa.........................................................     807    127,642
Banque Nationale de Paris...................................   7,928    766,056
Cie de Saint Gobain.........................................   2,283    309,889
CSF Thomson.................................................   6,895    272,709
France Telecom S.A. ........................................   3,326    466,767
Groupe Danone...............................................   3,124    416,258
L'Oreal S.A. ...............................................     297    258,226
Schneider Electric S.A. ....................................   4,081    285,579
Societe Generale............................................   9,870    596,066
Suez Lyonnaise des Eaux S.A. ...............................   1,074    188,920
Total Fina S.A., Class B....................................   7,975  1,227,758
Vivendi.....................................................   3,417    302,823
                                                                     ----------
                                                                      7,380,549
                                                                     ----------
Germany - 4.71%
Allianz AG..................................................   2,757    983,935
Bayer AG....................................................  18,670    717,671
Bayerische Motoren Werke AG.................................   9,040    276,437
Continental AG..............................................  10,030    169,219
E.on AG.....................................................  14,880    720,329
SAP AG......................................................   1,620    245,984
Siemens AG..................................................   3,240    486,999
Volkswagen AG...............................................     900     34,768
                                                                     ----------
                                                                      3,635,342
                                                                     ----------
Hong Kong - 0.44%
Henderson Land Development Co., Ltd. .......................  78,000    343,207
                                                                     ----------
Ireland - 0.75%
Bank of Ireland.............................................  37,145    233,405
Eircom PLC.................................................. 128,670    345,360
                                                                     ----------
                                                                        578,765
                                                                     ----------
Italy - 3.41%
Assicurazioni Generali......................................  11,000    378,550
ENI Spa.....................................................  93,000    539,355
ENI Spa ADR.................................................   2,248    130,806
Rinascente Spa (b)..........................................  30,000    170,822
San Paolo-imi Spa...........................................  29,495    525,611
Telecom Italia Mobile Spa...................................  48,000    492,336
Telecom Italia Spa..........................................  29,000    400,311
                                                                     ----------
                                                                      2,637,791
                                                                     ----------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                           Shares     Value
                                                           ------- ------------

Japan - 25.00%
Acom Co., Ltd. ...........................................   3,800 $    320,363
Asahi Bank Ltd. ..........................................  31,000      130,674
Bank of Tokyo-Mitsubushi Ltd. ............................  40,000      484,287
Benesse Corp. ............................................   1,900      131,988
Bridgestone Corp. ........................................  10,000      212,183
Canon, Inc. ..............................................  16,000      798,450
Dai Nippon Printing Co., Ltd. ............................  11,000      194,310
Dai-Ichi Kangyo Bank......................................  18,000      136,950
Daikin Industries Ltd. ...................................   7,000      163,083
Denso Corp. ..............................................   9,000      219,460
East Japan Railway Co. ...................................      56      326,034
Fanuc.....................................................   3,800      387,524
Fuji Bank Ltd. ...........................................  29,000      220,916
Fuji Photo Film Co., Ltd. ................................   6,000      246,113
Fujitsu...................................................  27,000      936,534
Hitachi Ltd. .............................................  26,000      375,975
Honda Motor Co. ..........................................  16,000      545,910
Hoya Corp. ...............................................   3,000      269,363
Ito Yokado Co., Ltd. .....................................   3,000      180,899
Kamigumi Co., Ltd. .......................................  31,000      163,782
Kao Corp. ................................................  13,000      398,091
Kirin Brewery Co., Ltd. ..................................  14,000      175,323
Kuraray Co., Ltd. ........................................  24,000      275,828
Kyocera Corp. ............................................     500       85,015
Matsushita Electric Industrial Co. .......................  23,000      597,798
Mitsubishi Corp. .........................................  16,000      145,022
Mitsubishi Estate Co., Ltd. ..............................  37,000      436,426
Mitsubishi Trust and Banking Corp. .......................  13,000      101,120
Murata Manufacturing Co., Inc. ...........................   2,000      287,699
NEC Corp. ................................................  24,000      755,352
NGK Insulators............................................  20,000      248,381
Nintendo Corp., Ltd. .....................................   2,500      437,597
Nippon Steel Co. ......................................... 134,000      282,425
Nippon Telegraph & Telephone Corp. .......................     102    1,359,293
Nissin Food Products Co. .................................   6,800      173,527
Nomura Securities Co., Ltd. ..............................  30,000      735,788
Omron Corp. ..............................................   5,000      136,099
Orix Corp. ...............................................   2,600      384,575
Rohm Co. .................................................     500      146,496
Sankyo Pharm Co. .........................................  14,000      316,904
Santen Pharmaceutical Co., Ltd. ..........................   8,000      193,564
Secom Co., Ltd. ..........................................   5,000      366,240
Shin-Etsu Chemical Co., Ltd. .............................   5,000      254,241
Softbank Corp. ...........................................   1,200      163,319
Sony Corp. ...............................................   8,900      832,758
Sumitomo Bank.............................................  29,000      356,316
Sumitomo Chemical Co. ....................................  50,000      301,498
Sumitomo Electric Industries..............................  11,000      189,008
Takeda Chemical Industries................................   8,000      526,251
Takefuji Corp. ...........................................   1,500      181,608
TDK Corp. ................................................   3,000      432,116
Tokio Marine & Fire Insurance Co. ........................  18,000      208,232
Tokyo Gas Co., Ltd. ......................................  80,000      225,320

                                                           Shares     Value
                                                           ------- ------------

Toyoda Automatic Loom Works...............................   3,000 $     65,073
Toyota Motor Corp. .......................................  16,000      730,400
Yamanouchi Pharmaceutical Co., Ltd. ......................   3,000      164,170
Yamato Transport Co., Ltd. ...............................   8,000      199,234
                                                                   ------------
                                                                     19,312,905
                                                                   ------------
Netherlands - 6.33%
ABN AMRO Holdings NV......................................  15,573      383,059
Aegon NV..................................................  18,904      675,382
Elsevier NV...............................................  58,540      712,116
Heineken NV...............................................  18,300    1,118,325
ING Groep NV..............................................   9,659      655,544
Philips Electronics NV....................................   6,400      303,070
TNT Post Group NV.........................................   9,982      270,317
Wolters Kluwer NV.........................................  28,838      771,269
                                                                   ------------
                                                                      4,889,082
                                                                   ------------
New Zealand - 0.27%
Auckland International Airport Ltd. ......................  26,590       31,547
Carter Holt Harvey Ltd. ..................................  42,160       36,721
Lion Nathan Ltd. .........................................  31,030       69,392
Telecom Corp. of New Zealand Ltd. ........................  20,710       72,640
                                                                   ------------
                                                                        210,300
                                                                   ------------
Portugal - 1.49%
Brisa-Auto Estradas de Portugal S.A. .....................  31,593      273,171
Electricidade de Portugal S.A. ...........................  14,743      268,802
Portugal Telecom..........................................  54,255      611,623
                                                                   ------------
                                                                      1,153,596
                                                                   ------------
Singapore - 0.61%
DBS Group Holdings Ltd. ..................................  11,000      141,238
SIA Engineering Co., Ltd. (b).............................  42,000       47,126
Singapore Airport Terminal Services Ltd. (b)..............  18,000       21,862
United Overseas Bank Ltd. ................................  40,296      263,357
                                                                   ------------
                                                                        473,583
                                                                   ------------
Spain - 2.95%
Altadis S.A. .............................................  33,994      524,318
Banco Popular Espanol S.A. ...............................  15,151      470,568
Banco Santander Central Hispano S.A. .....................  40,370      427,620
Endesa S.A. ..............................................  13,345      259,560
Telefonica S.A. (b).......................................  27,587      595,009
                                                                   ------------
                                                                      2,277,075
                                                                   ------------
Sweden - 3.30%
Electrolux AB, B Shares...................................  24,750      385,176
Ericsson, B Shares........................................  48,100      956,955
Investor AB, B Shares.....................................  23,480      322,579
Nordic Baltic Holdings AB.................................  79,810      605,104
Swedish Match AB..........................................  91,080      282,451
                                                                   ------------
                                                                      2,552,265
                                                                   ------------

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

                                                             Shares    Value
                                                            -------- ----------

Switzerland - 3.56%
Givaudan (b)...............................................       46 $   14,045
Nestle S.A. (Reg.).........................................      350    702,755
New ABB Ltd................................................    2,883    346,169
Novartis AG (Reg.).........................................      543    862,870
Roche Holding AG (Gen.)....................................       47    458,988
Swisscom AG (Reg.).........................................    1,061    368,652
                                                                     ----------
                                                                      2,753,479
                                                                     ----------
United Kingdom - 21.47%
Allied Zurich PLC..........................................   25,131    297,326
AstraZeneca PLC............................................    8,119    379,186
BP Amoco PLC...............................................  129,218  1,240,242
British Airways PLC........................................   52,481    301,912
British Telecommunications PLC.............................   67,951    878,513
Charter PLC................................................   68,792    396,787
De Vere Group PLC..........................................   13,174     61,427
Diageo PLC.................................................   52,766    473,700
FKI PLC....................................................   59,649    212,210
Glaxo Wellcome PLC.........................................   55,527  1,619,870
House of Fraser PLC........................................   64,415     47,003
HSBC Holdings PLC..........................................   24,116    275,825
Invensys PLC...............................................   24,000     90,107
Kelda Group PLC............................................   67,146    328,335
Lloyds TSB Group PLC.......................................  110,655  1,045,322
Marconi PLC................................................   69,802    908,784
Marks & Spencer PLC........................................   62,565    219,979
National Power PLC.........................................   68,863    438,897
Nycomed Amersham PLC.......................................   42,785    424,903
Peninsular & Oriental Steam Navigation Co. ................   22,489    192,700
Powergen PLC...............................................   35,986    307,805
Prudential Corp. PLC.......................................   32,443    475,434
Reckitt Benckiser PLC......................................   19,739    221,132
Reed International PLC.....................................   53,869    468,922

                                                          Shares      Value
                                                         --------- -----------

RJB Mining PLC..........................................    51,723 $    43,850
Royal & Sun Alliance Insurance Group PLC................    85,466     555,066
Royal Bank of Scotland Group PLC........................    37,832     633,445
Scottish & Newcastle PLC................................    10,000      81,674
Scottish & Southern Energy PLC..........................    53,729     492,919
Shell Transport & Trading Co............................    50,596     422,431
SmithKline Beecham PLC..................................    20,000     261,903
Tesco PLC...............................................   138,176     429,872
Thames Water PLC........................................    16,586     214,685
Trinity Mirror PLC......................................    43,052     386,494
Unilever PLC............................................    75,430     456,771
United News & Media PLC.................................    31,822     457,662
Vodafone Group PLC......................................   207,745     839,723
                                                                   -----------
                                                                    16,582,816
                                                                   -----------
Total Global (Ex-U.S.) Equities (Cost $70,137,500)......            73,243,673
                                                                   -----------
Short-Term Investments - 3.60%
Investment Companies - 3.60%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $2,780,511)................................. 2,780,511   2,780,511
                                                                   -----------
Total Investments (Cost $72,918,011) - 98.41% (a).......            76,024,184
Cash and other assets, less liabilities - 1.59%.........             1,228,417
                                                                   -----------
Net Assets - 100%.......................................           $77,252,601
                                                                   -----------

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $72,918,011; and net unrealized appreciation consisted of:

        Gross unrealized appreciation................  $7,120,067
        Gross unrealized depreciation................  (4,013,894)
                                                      -----------
            Net unrealized appreciation..............  $3,106,173
                                                      ===========

(b) Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global (Ex-U.S.) Equity Fund had the following open forward currency contracts as of June 30, 2000:

                               Settlement     Local       Current   Unrealized
                                  Date      Currency       Value    Gain/(Loss)
                               ---------- ------------- ----------- -----------
Forward Foreign Currency Buy
 Contracts:
Australian Dollar............   12/01/00      8,950,000 $ 5,390,560  $ 271,160
British Pound................   12/01/00      1,900,000   2,885,740      7,715
Canadian Dollar..............   12/01/00      2,000,000   1,355,399     19,394
Euro.........................   12/01/00     15,100,000  14,611,254    447,906
Japanese Yen.................   12/01/00    312,000,000   3,034,455      3,164
Swiss Franc..................   12/01/00      2,200,000   1,372,204     43,702
Forward Foreign Currency Sale
 Contracts:
Australian Dollar............   12/01/00      1,650,000     993,790     11,720
British Pound................   12/01/00      7,100,000  10,783,554   (210,234)
Euro.........................   12/01/00      4,300,000   4,160,821    (10,786)
Japanese Yen.................   12/01/00  1,090,000,000  10,601,142    (45,128)
                                                                    ----------
  Total......................                                        $ 538,613
                                                                    ==========

                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $70,137,500).........................  $73,243,673
  Affiliated issuers (Cost $2,780,511)............................    2,780,511
 Foreign currency, at value (Cost $464,832).......................      474,160
 Receivables:
  Investment securities sold......................................      766,285
  Due from Advisor................................................        3,987
  Dividends.......................................................      180,876
  Interest........................................................        5,261
 Net unrealized appreciation on forward foreign currency
  contracts.......................................................      538,613
                                                                   ------------
    TOTAL ASSETS..................................................   77,993,366
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      706,268
  Due to custodian bank...........................................        3,980
  Accrued expenses................................................       30,517
                                                                   ------------
    TOTAL LIABILITIES.............................................      740,765
                                                                   ------------
NET ASSETS:
 Applicable to 6,351,515 shares; no par value, unlimited shares authorized......................................................  $77,252,601
                                                                   ============
 Net asset value, offering price and redemption price per share
  ($77,252,601 / 6,351,515 shares)................................  $   12.1629
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $57,505,524
 Accumulated net investment income................................    3,065,390
 Accumulated net realized gain....................................   13,039,104
 Net unrealized appreciation......................................    3,642,583
                                                                   ------------
    NET ASSETS....................................................  $77,252,601
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Dividends (net of $131,843 for foreign taxes withheld).........  $    788,052
 Interest.......................................................        49,680
                                                                 -------------
    TOTAL INCOME................................................       837,732
                                                                 -------------
EXPENSES:
 Custodian......................................................        25,699
 Professional...................................................        21,022
 Trustees.......................................................         2,712
 Other..........................................................           746
                                                                 -------------
    TOTAL EXPENSES..............................................        50,179
    Earnings credits............................................        (1,418)
    Expenses deferred by Advisor................................       (21,740)
                                                                 -------------
    NET EXPENSES................................................        27,021
                                                                 -------------
    NET INVESTMENT INCOME.......................................       810,711
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................     9,978,537
  Foreign currency transactions.................................       (90,434)
                                                                 -------------
    Net realized gain...........................................     9,888,103
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................   (15,504,599)
  Forward foreign currency contracts............................       505,262
  Translation of other assets and liabilities denominated in
   foreign currency.............................................       (12,215)
                                                                 -------------
    Change in net unrealized appreciation or depreciation.......   (15,011,552)
                                                                 -------------
Net realized and unrealized loss................................    (5,123,449)
                                                                 -------------
Net decrease in net assets resulting from operations............  $ (4,312,738)
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months
                                                          Ended       Year Ended
                                                      June 30, 2000  December 31,
                                                       (Unaudited)       1999
                                                      -------------  ------------
OPERATIONS:
 Net investment income..............................  $    810,711   $  1,837,127
 Net realized gain..................................     9,888,103      4,218,258
 Change in net unrealized appreciation or
  depreciation......................................   (15,011,552)    13,858,952
                                                      ------------   ------------
 Net increase (decrease) in net assets resulting
  from operations...................................    (4,312,738)    19,914,337
                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold........................................    14,564,040     59,948,270
 Shares redeemed....................................   (52,095,959)   (36,326,817)
                                                      ------------   ------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...............   (37,531,919)    23,621,453
                                                      ------------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.........   (41,844,657)    43,535,790
                                                      ------------   ------------
NET ASSETS:
 Beginning of period................................   119,097,258     75,561,468
                                                      ------------   ------------
 End of period (including accumulated net investment
  income of $3,065,390 and $2,254,679,
  respectively).....................................  $ 77,252,601   $119,097,258
                                                      ============   ============

(a) A summary of capital share transactions follows:
                                                         Shares         Shares
                                                      -------------  ------------
 Shares sold........................................     1,203,033      5,616,680
 Shares redeemed....................................    (4,378,666)    (3,409,755)
                                                      ------------   ------------
  Net increase (decrease) in shares outstanding.....    (3,175,633)     2,206,925
                                                      ============   ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL (Ex-U.S.) EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                         Six Months
                                            Ended      Year Ended  Period Ended
                                        June 30, 2000 December 31, December 31,
                                         (Unaudited)      1999        1998*
                                        ------------- ------------ ------------
Net asset value, beginning of period...    $12.5008     $10.3223     $10.0000
                                          ---------    ---------    ---------
Income (loss) from investment
 operations:
 Net investment income.................      0.2460       0.1796       0.0570
 Net realized and unrealized gain
  (loss)...............................     (0.5839)      1.9989       0.2653
                                          ---------    ---------    ---------
  Total income (loss) from investment
   operations..........................     (0.3379)      2.1785       0.3223
                                          ---------    ---------    ---------
Net asset value, end of period.........    $12.1629     $12.5008     $10.3223
                                          =========    =========    =========
Total return (non-annualized)..........     (2.70)%       21.10%        3.22%
Ratios/Supplemental data...............
 Net assets, end of period (in 000s)...    $ 77,253     $119,097     $ 75,561
 Ratio of expenses to average net
  assets:
  Before expense reimbursement.........       0.11%**      0.12%        0.10%**
  After expense reimbursement..........       0.06%**      0.06%        0.06%**
 Ratio of net investment income to
  average net assets:
  Before expense reimbursement.........       1.75%**      1.90%        1.40%**
  After expense reimbursement..........       1.80%**      1.96%        1.44%**
 Portfolio turnover rate...............         35%          86%          41%

*The Fund commenced operations June 26, 1998.
**Annualized


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has produced an annualized return of 1.59%, compared to the 0.55% return of its benchmark, the MSCI Emerging Markets
(Free) Index. Over the last six months, the Fund returned -7.37% while the MSCI EMF Index returned -7.99%. While these returns are disappointing, it is important to remember that they come on the heels of a very strong 1999, in which the portfolio and index returned more than 60%. Returns were positive in the emerging equity markets in the first quarter, but turned in negative results of about -10.0% for the second quarter. Increasing uncertainty about the global economy and interest rate hikes by the U.S. Federal Reserve seemed to dampen investors' feelings on the asset class.

During the first half of the year, the benchmark's composition changed considerably. Asia, which constituted about 40% of the benchmark at the end of 1999, now makes up about 50% of the benchmark. The Latin America region made up about 29% of the benchmark at the beginning of the year, and now constitutes about 24%, while the Europe/Middle East/Africa region went from about 31% down to about 25% of the benchmark's composition. The increase in policy weight to Asia is a result of three primary factors. First is the long-term convergence prospect offered by Korea and Taiwan with a growing number of large globally competitive companies. Second is the acceleration of China's restructuring associated with its entry into the World Trade Organization. The third factor is the removal of capital controls in Malaysia, which justifies an increase in longer-term policy exposure. The reduction in Latin America results partially form acquisitions of companies by larger foreign-listed companies in the recent past.

Our current tactical weightings leave us broadly neutral in Asia vis-a-vis the technology, media and telecommunication (TMT) sectors, which account for a slightly lower share in emerging markets (41%) than they do for the global equity universe (47%). Telecoms remain attractively valued in Latin America, where they are overweighted, whereas in other regions, our TMT exposure is concentrated in high-tech manufacturers rather than in telecom companies. We are also broadly neutral in Asia with respect to our long-term policy, with underweights in Malaysia and Thailand matching an overweight in India. We are also underweight Latin America in recognition of its particular vulnerability (especially Mexico) to U.S. interest rate hikes and demand slowdown, and to the lack of bottom-up opportunities in Chile.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                                    Annualized
                                           6 Months 1 Year  3 Years 6/30/95/1
                                            Ended    Ended   Ended     / to
                                           6/30/00  6/30/00 6/30/00  6/30/00
------------------------------------------------------------------------------
  Brinson Emerging Markets Equity Fund/2/    -7.37%  14.47%  -4.30%    1.45%
------------------------------------------------------------------------------
  Brinson Emerging Markets Equity Fund/3/   -10.13   11.06   -5.26     1.15
------------------------------------------------------------------------------
  MSCI Emerging Markets (Free) Index         -7.99    9.47   -4.96     0.99
------------------------------------------------------------------------------

 /1/Performance inception date of the Brinson Emerging Markets Equity Fund. /2/Total return based on NAV--does not include the payment of a 1.50%
    transaction charge on Fund share purchases and redemptions. /3/Standardized total return--includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows growth in the value of an investment in the Brinson Emerging Markets Equity Fund and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. MSCI Emerging Markets Free Index

                                    [GRAPH]

           Brinson Emerging    MSCI Emerging
            Markets Equity     Markets (Free)
                Fund/2/            Index

   6/30/95      100,000           100,000
   7/31/95       99,469           102,245
   8/31/95       94,941            99,836
   9/30/95       95,041            99,362
  10/31/95       92,298            95,559
  11/30/95       90,060            93,855
  12/31/95       93,164            98,017
   1/31/96       99,521           104,985
   2/29/96       99,709           103,315
   3/31/96      100,005           104,120
   4/30/96      104,747           108,283
   5/31/96      103,691           107,800
   6/30/96      105,701           108,473
   7/31/96       98,860           101,059
   8/31/96      100,824           103,646
   9/30/96      101,719           104,544
  10/31/96       98,597           101,756
  11/30/96      100,788           103,461
  12/31/96      101,862           103,929
   1/31/97      111,465           111,018
   2/28/97      114,896           115,772
   3/31/97      113,164           112,731
   4/30/97      113,647           112,930
   5/31/97      118,493           116,162
   6/30/97      122,647           122,379
   7/31/97      124,271           124,206
   8/31/97      111,402           108,401
   9/30/97      115,646           111,404
  10/31/97       99,057            93,124
  11/30/97       92,813            89,726
  12/31/97       91,635            91,889
   1/31/98       88,446            84,682
   2/28/98       95,912            93,520
   3/31/98       99,893            97,579
   4/30/98      100,327            96,516
   5/31/98       88,532            83,289
   6/30/98       80,845            74,553
   7/31/98       84,345            76,916
   8/31/98       59,302            54,677
   9/30/98       60,325            58,145
  10/31/98       66,285            64,268
  11/30/98       70,021            69,613
  12/31/98       70,004            68,604
   1/31/99       68,941            67,497
   2/28/99       69,912            68,154
   3/31/99       77,436            77,136
   4/30/99       87,270            86,679
   5/31/99       86,025            86,175
   6/30/99       93,900            95,955
   7/31/99       91,746            93,348
   8/31/99       91,000            94,198
   9/30/99       87,241            91,010
  10/31/99       90,264            92,948
  11/30/99       98,662           101,282
  12/31/99      116,039           114,163
   1/31/00      117,029           114,843
   2/29/00      119,917           116,360
   3/31/00      119,583           116,928
   4/30/00      107,973           105,844
   5/31/00      102,813           101,468
   6/30/00      107,490           105,042


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

MARKET ALLOCATION

As of June 30, 2000 (Unaudited)

                            MSCI-EMF*  Normal                        Strategy
                            Benchmark Benchmark Strategy Over/Under   Range**
                            Exposure  Exposure  Exposure  Weights   (95% Freq.)
                            --------- --------- -------- ---------- -----------
Latin America                 23.65%    24.00%   23.00%     -1.0%
 Argentina.................    1.73      3.00     2.00      -1.0     0 to +5
 Brazil....................    8.55      9.00    10.00       1.0         +/-7
 Chile.....................    2.82      3.00     1.50      -1.5     0 to + 5
 Colombia..................    0.21      0.00     0.00       0.0     0 to + 2
 Mexico....................    9.33      9.00     9.00       0.0         +/-7
 Peru......................    0.58      0.00     0.50       0.5     0 to + 2
 Venezuela.................    0.45      0.00     0.00       0.0     0 to + 2
Asia                          50.98%    49.00%   48.00%     -1.0%
 China.....................    6.47      4.50     4.50       0.0     0 to + 5
 India.....................    7.49      4.50     5.50       1.0     0 to + 5
 Indonesia.................    0.99      3.00     3.00       0.0     0 to + 5
 Korea.....................   13.95     14.00    14.00       0.0         +/-7
 Malaysia..................    6.46      3.00     1.50      -1.5     0 to + 5
 Pakistan..................    0.32      0.00     0.00       0.0     0 to + 2
 Philippines...............    0.79      3.00     3.00       0.0     0 to + 5
 Taiwan....................   12.74     14.00    15.00       1.0         +/-7
 Thailand..................    1.73      3.00     1.50      -1.5     0 to + 5
Europe/Middle East/ Africa    25.37%    27.00%   28.15%      1.2%
 Baltics/CIS...............    0.00      0.00     0.95       0.95
 Bulgaria..................    0.00      0.00     0.13       0.1      0 to +2
 Czech Republic............    0.57      1.50     1.00      -0.5      0 to +5
 Egypt.....................    0.00      0.00     0.20       0.2      0 to +2
 Greece....................    4.29      0.00     1.50       1.5      0 to +2
 Hungary...................    0.98      1.50     2.50       1.0      0 to +5
 Israel....................    4.59      4.50     4.50       0.0      0 to +5
 Jordan....................    0.11      0.00     0.00       0.0      0 to +2
 Kazakhstan................    0.00      0.00     0.40       0.4      0 to +2
 Poland....................    1.19      3.00     3.00       0.0      0 to +5
 Romania...................    0.00      0.00     0.30       0.3      0 to +2
 Russia....................    2.17      3.00     3.00       0.0      0 to +5
 South Africa..............    8.05      9.00     7.00      -2.0         +/-7
 Turkey....................    3.43      4.50     4.50       0.0      0 to +5
 Ukraine...................    0.00      0.00     0.12       0.1      0 to +2
Cash.......................    0.00      0.00     0.85       0.85
                              -----     -----    -----     -----
Totals.....................   100.0%    100.0%   100.0%    100.0%

* Morgan Stanley Emerging Markets (Free) Index.
** Current Strategy will fall in this range with 95% frequency.
Note: Totals may not add due to rounding.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
 TOP TEN EQUITY HOLDINGS


As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1.Telefonos de Mexicano S.A., Series L, ADR.........................    2.71%
 2.China Mobile Ltd. ................................................    2.38
 3.Samsung Electronics Co. ..........................................    2.33
 4.India l T Fund....................................................    2.00
 5.Petroleo Brasiliero S.A., Preferred...............................    1.91
 6.Atlantis Korean Smaller Cos. .....................................    1.70
 7.Taiwan Semiconductor Manufacturing Co. ...........................    1.64
 8.IS Himalayan Fund.................................................    1.44
 9.Check Point Software Technologies.................................    1.34
10.United Microelectronics Corp., Ltd. ..............................    1.20
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                           Shares       Value
                                                         ----------- ------------

Equities - 89.17%
Argentina - 3.52%
Banco Frances del Rio de la Plata S.A. .................      58,882 $    432,791
Banco Frances del Rio de la Plata S.A., ADR.............      29,800      644,425
Banco Galicia y Buenos Aires (b)........................     425,414    1,595,335
CEI Citicorp Holdings S.A. (b)..........................     198,791      795,180
Cresud S.A.C.I.F.y A. ..................................     612,826      527,041
Impsat Fiber Networks, Inc. ............................       9,500      159,125
IRSA Inversiones y Representaciones S.A., Class B.......     350,680      806,580
PC Holdings S.A. ADR....................................     120,810    2,212,332
Telecom Argentina S.A. .................................     111,900    3,077,250
Telecom Argentina S.A., Class B.........................     110,881      612,075
                                                                     ------------
                                                                       10,862,134
                                                                     ------------
Brazil - 10.88%
Banco Bradesco S.A. .................................... 260,432,983    2,266,518
Brazil Fund, Inc. (c)...................................      20,266      347,055
Centrais Electricas Brasileiras S.A. ...................  31,350,000      642,988
Centrais Electricas Brasileiras S.A., Class B...........  17,000,000      375,055
Cia de Saneamento Basica S.A. ..........................  12,703,716      964,750
Cia Energetica de Minas Gerais, ADR (c).................      13,919      240,811
Cia Energetica de Minas Gerais, Preferred...............  63,533,688    1,109,374
Cia Vale Do Rio Doce, Preferred A.......................     128,250    3,618,584
Coelce Preferred A...................................... 315,072,000      829,596
Eletricidade Sao Paulo-Preferred (b)....................  18,689,906    1,315,753
Embratel Participacoes S.A. ADR (b).....................      39,100      923,737
Embratel Participacoes S.A., Preferred (b)..............  86,070,000    2,056,329
Petroleo Brasileiro S.A., Preferred.....................     195,320    5,900,743
Tele Nordeste Celular Participacoes S.A.,
 Preferred (b).......................................... 241,970,000      824,898
Tele Norte Leste Participacoes S.A., ADR (b)............      54,485    1,287,208
Tele Norte Leste Participacoes S.A., Preferred (b)...... 104,677,316    2,454,463
Tele Norte Leste Participacoes S.A., Rights.............         768           --
Telecelular Sul Participacoes ADR (b)...................       6,520      295,030
Telecelular Sul Preferred (b)........................... 171,956,000      768,273
Telecentro Sul Preferred (b)............................ 186,812,300    2,713,128
Telecentro Sul S.A. (b).................................         500       36,531
Telemig Celular Participacoes S.A., Preferred (b)........290,825,346..  1,033,365

                                                         Shares       Value
                                                       ----------- ------------

Telesp Celular Participacoes ADR (b)..................      20,000 $    897,500
Telesp Celular Participacoes, Preferred (b)...........  81,435,825    1,467,109
Usinas Siderurgicas de Minas Gerais S.A. .............     252,000    1,165,011
Vale Dorio Doce Rights (b)............................      23,646           --
                                                                   ------------
                                                                     33,533,809
                                                                   ------------
Bulgaria - 0.12%
Farmlington Bulgaria Fund (b).........................     124,500      373,500
                                                                   ------------
Cayman Islands - 0.07%
Regent Central Asia Investments (b)...................     415,000      207,500
                                                                   ------------
Chile - 1.65%
Banco de A. Edwards ADR...............................      18,454      249,129
Chile Fund, Inc. .....................................     101,700      991,575
Cia Cervecerias Unidas S.A., ADR......................       8,300      188,306
Cia de Telecomunicaciones de Chile S.A., ADR..........      97,970    1,775,706
Embotelladora Andina S.A., Class B, ADR...............      25,200      240,975
Empresa Nacional de Electricidad S.A., ADR............      25,564      282,802
Genesis Chile Fund....................................      44,000    1,243,000
Quimica Y Minera Chile S.A., Class A, ADR.............       3,359       73,898
Quinenco S.A., ADR....................................       5,900       57,525
                                                                   ------------
                                                                      5,102,916
                                                                   ------------
Czech Republic - 1.01%
Ceska Sporitelna A.S. ................................      52,300      282,996
Ceske Energeticke Zavody A.S. (b).....................     264,800      700,030
Komercni Banka A.S. (b)...............................       3,400       68,896
Komercni Banka A.S., ADR (b)..........................      35,200      237,530
Metrostav.............................................      16,500       60,157
SPT Telecom A.S.......................................      84,300    1,418,345
Tabak A.S.............................................       1,389      216,768
Unipetrol A.S. (b)....................................      93,500      132,382
                                                                   ------------
                                                                      3,117,104
                                                                   ------------
Greece - 1.40%
Alpha Credit Bank Ord.................................      23,049      914,601
Athens Medical Center Ord (b).........................       5,995       79,239
Commercial Bank of Greece, S.A. ......................       8,055      349,311
Hellenic Telecommunications Organization S.A..........      76,156    1,865,814
National Bank of Greece Ord...........................      27,172    1,081,676
Titan Cement Co., S.A., Preferred.....................       1,020       34,771
                                                                   ------------
                                                                      4,325,412
                                                                   ------------
Hong Kong - 4.28%
Brilliance China Automotive (b).......................   2,331,500      400,781
China Telecom Ltd. ...................................     832,000    7,337,755
China Unicom Ltd......................................     180,000      382,153

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

Citic Pacific Ltd.....................................     232,000 $  1,214,270
Cosco Pacific Ltd.....................................     596,000      470,206
Great Wall Technology Co., Ltd. (b)...................     308,000      213,359
Guangdong Kelon Elec Holding, Class H.................     492,700      267,040
Huaneng Power International, Inc., Class H............   1,096,000      358,524
Huaneng Power International, Inc., Series N, ADR......      34,200      455,288
Legend Holdings Ltd...................................     696,000      674,098
PetroChina Co., Ltd...................................      30,440      637,338
Shanghai Petrochemical Co., Ltd., Class H.............   1,768,000      240,412
TCL International Holdings Ltd........................     772,000      282,247
Yizheng Chemical Fibre Co., Ltd. .....................   1,278,000      254,115
                                                                   ------------
                                                                     13,187,586
                                                                   ------------
Hungary - 1.28%
BorsodChem Rt. (b)....................................       3,700      114,770
Magyar Tavkozlesi Rt..................................     335,069    2,340,549
MOL Magyar Olaj-es Gazipari Rt........................      42,645      590,272
OPT Bank Rt. .........................................       9,589      501,922
Richter Gedeon Rt.....................................       7,262      393,235
                                                                   ------------
                                                                      3,940,748
                                                                   ------------
India - 6.01%
ABB Alstom Power India Ltd. ..........................      19,004       15,315
Aptech Ltd. ..........................................       8,626      163,348
Asea Brown Boveri Ltd. ...............................       8,004       36,909
Ashok Leyland Ltd. ...................................      78,750      105,417
Associated Cement Cos., Ltd...........................      20,500       54,127
Bajaj Auto Ltd. ......................................      16,500      131,527
Bharat Heavy Electricals Ltd. (b).....................      67,600      201,941
Bharat Petroleum Corp., Ltd. .........................      59,000      254,702
Cipla Ltd. ...........................................       8,550      165,354
Corporation Bank......................................     113,000      205,397
Digital Equipment India (b)...........................         100        1,606
Dr. Reddy's Laboratories Ltd. (b).....................       6,300      184,159
EIH Ltd. (b)..........................................          12           31
Grasim Industries Ltd. ...............................      25,700      164,650
Gujarat Ambuja Cements Ltd. ..........................      12,800       55,873
HCL Technologies Ltd. (b).............................       7,000      201,887
Hero Honda Motors Ltd. ...............................       4,100       90,632
Hindalco Industries Ltd. .............................       3,600       63,635
Hindalco Industries Ltd., GDR (b).....................       5,000       88,382
Hindustan Lever Ltd. .................................      14,688      932,572
Hindustan Petroleum Corp., Ltd. ......................      74,950      205,946
Housing Development Finance (b).......................      20,900      261,551
India I T Fund (b)....................................      87,900    6,153,000
India IMCI Fund.......................................     147,000      551,250
India Public Sector Fund Ltd. (b).....................     147,059      735,295
Industrial Credit & Investment Corp. of India Ltd. ...      50,300      141,253
IS Himalayan Fund (b).................................     218,218    4,446,192

                                                         Shares       Value
                                                       ----------- ------------

ITC Ltd. .............................................      21,900 $    389,565
Larsen & Toubro Ltd. .................................       6,500       35,896
Larsen & Toubro Ltd., Class A.........................      21,230      117,241
Mahanagar Telephone Nigam Ltd. .......................      69,000      331,388
Mahindra & Mahindra Ltd. .............................      10,279       48,677
National Aluminum Co., Ltd. (b).......................          50           59
NIIT Ltd. ............................................       7,900      390,884
Punjab Tractors Ltd. .................................         350        5,322
Ranbaxy Laboratories Ltd. ............................      11,200      142,343
Reliance Industries Ltd. .............................      73,580      561,496
Satyam Computer Services Ltd. ........................       3,900      260,361
Software Solution Integrated..........................         300       19,101
State Bank of India Ltd. .............................      57,700      292,359
Steel Authority of India Ltd. (b).....................         100           14
Tata Engineering & Locomotive Co., Ltd. ..............      48,450      133,726
Videsh Sanchar Nigam Ltd. (b).........................       6,876      186,213
                                                                   ------------
                                                                     18,526,596
                                                                   ------------
Indonesia - 2.31%
Astra International, Inc. ............................   2,099,800      659,749
Gudang Garam..........................................     597,500      965,967
Indah Kiat Pulp & Paper Corp. ........................   4,088,200      829,084
Indah Kiat Pulp & Paper Corp., Warrants (b)...........       8,900          829
PT Bank Dagang Nasional (b)...........................       1,062           --
PT Bank Pan Indonesia Tbk.............................   4,974,400      213,128
PT Bank Pan Indonesia Tbk, Warrants (b)...............     364,800        3,459
PT Bimantara Citra....................................   1,555,500      217,708
PT Duta Pertiwi Property (b)..........................     350,000       25,992
PT Gajah Tunggal Tbk..................................   1,493,000       98,083
PT Hanjaya Mandala Sampoerna Tbk......................      30,200       43,821
PT Indofood Sukses Makmur Tbk.........................   1,383,000      754,507
PT Indorama Synthetics (b)............................     215,000       20,880
PT Indosat Tbk........................................     110,500      130,037
PT Jakarta International Hotels & Development Tbk.....     155,500       11,548
PT Matahari Putra Prima (b)...........................     597,000       51,157
PT Medco Energy Corp. (b).............................   2,017,500      253,556
PT Semen Gresik Tbk...................................     132,500      120,351
PT Tempo Scan Pacific Tbk.............................     274,900      111,499
Tambang Timah.........................................     245,000       72,779
Telecom Indonesia.....................................   7,240,000    2,543,616
                                                                   ------------
                                                                      7,127,750
                                                                   ------------
Israel - 4.72%
Advanced Vision Technology Ltd. ......................      27,845      587,228
Bank Hapoalim Ltd. ...................................     719,673    2,086,928
Bank Leumi Le-Israel..................................     430,250      888,319
Bezeq Israeli Telecommunications Corp., Ltd. (b)......     169,709      945,599
Check Point Software Technologies (b).................      19,500    4,129,125
ECI Telecommunications ADR............................      24,100      861,575

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

Formula Systems Ltd. (b)..............................       5,600 $    302,562
Gilat Satellite Networks Ltd. (b).....................      11,100      770,062
Israel Chemicals Ltd. ................................     323,695      395,522
Koor Industries Ltd., ADR.............................         122        2,593
Orbotech, Ltd. (b)....................................      17,115    1,589,556
Orckit Communications Ltd.............................       7,900      237,987
Sapiens International Corp. NV........................      14,000       88,375
Teva Pharmaceutical Industries Ltd. ..................         718       39,021
Teva Pharmaceutical Industries Ltd., ADR..............      29,580    1,639,841
                                                                   ------------
                                                                     14,564,293
                                                                   ------------
Korea - 10.13%
Atlantis Korean Smaller Cos. (b)......................     368,441    5,250,284
Atlantis KOSDAQ Fund..................................      83,000      683,090
Cheil Jedang Corp. ...................................       9,900      453,703
Fidelity Advisor Korea Fund (b).......................     168,000    2,005,500
Housing & Commercial Bank, Korea......................      31,601      739,702
Housing & Commercial Bank, Korea, GDR, 144A (b).......           3           67
Hyundai Motor Co., 144A (b)...........................      58,116      377,754
Hyundai Motor Co., Ltd. ..............................         418        5,361
Hyundai Securities Co. (b)............................       1,001        9,965
Kookmin Bank..........................................      42,592      542,415
Korea Asia Fund Ltd., ADR (b).........................       2,120    2,862,000
Korea Electric Power Corp. ...........................      85,370    2,649,090
Korea Telecom Corp. ..................................      20,900    1,011,038
Korea Telecom Corp. ADR (b)...........................       1,150      101,280
LG Chemical Ltd.......................................      46,695      933,879
LG Electronics........................................      20,350      569,422
Pohang Iron & Steel Co., Ltd..........................      10,270      909,076
Samsung Corp..........................................      36,500      314,580
Samsung Electro-Mechanics Co..........................      11,337      710,707
Samsung Electronics Co................................      21,708    7,183,921
Samsung Securities Co., Ltd...........................      25,689      564,454
Sejong Securities Co., Ltd., Warrants (b).............       7,260        6,511
SK Corp...............................................      39,517      724,757
SK Telecom Co., Ltd...................................       4,100    1,378,436
SK Telecom Co., Ltd. ADR..............................      34,690    1,259,681
                                                                   ------------
                                                                     31,246,673
                                                                   ------------
Malaysia - 1.43%
AMMB Holdings Bhd.....................................      52,000      173,789
Arab Malaysian Finance Bhd............................     136,000      158,905
British American Tabacco Bhd..........................      67,000      546,579
Hong Leong Industries Bhd.............................      84,000      249,789
IOI Corporated Bhd....................................     313,000      246,281
Konsortium Logistik Bhd...............................     134,000      152,337
Malayan Banking Bhd...................................     146,000      591,684
OSK Holdings Bhd......................................      58,000       17,400
Public Bank Bhd (Frgn.)...............................     256,000      256,000
Resorts World Bhd.....................................     152,000      416,000
TA Enterprise Bhd.....................................     279,000       90,308
Tanjong MYR NPV.......................................       9,000       21,553

                                                         Shares       Value
                                                       ----------- ------------

Telekom Malaysia Bhd..................................      86,000 $    296,474
Tenaga Nasional Bhd...................................     137,000      447,053
UMW Holdings Bhd......................................     105,000      226,579
Unisem (M) Bhd........................................      48,000      341,053
United Engineers Bhd..................................      83,000      169,276
                                                                   ------------
                                                                      4,401,060
                                                                   ------------
Mexico - 8.52%
ARA, S.A. de C.V. (b).................................   1,041,091    1,226,866
Cemex S.A. CPO NPV (b)................................     598,469    2,805,846
Cemex S.A. de C.V., Warrants (b)......................      52,000       26,413
Cifra U NPV (b).......................................     502,719    1,179,744
Corporacion GEO, S.A., Series B (b)...................     153,600      251,228
Fomento Economico Mexicano S.A. de C.V., UBD Units....     656,800    2,802,418
Grupo Imsa S.A. de C.V................................     360,700      586,295
Grupo Imsa S.A. de C.V., ADR..........................       5,300       76,519
Grupo Mexico S.A......................................     184,100      510,584
Grupo Modelo S.A. de C.V., Series C...................     929,800    2,158,371
Grupo Televisa S.A., Series CPO (b)...................     364,420    1,251,323
Industrias Penoles S.A................................     667,400    1,132,278
Organizacion Soriana S.A. de C.V. (b).................     246,700      982,439
Telefonos de Mexicano S.A., Series L..................     804,744    2,297,283
Telefonos de Mexicano S.A., Series L, ADR.............     146,400    8,363,100
Tubos de Acero de Mexico S.A..........................      14,800      204,480
Tubos de Acero de Mexico S.A. ADR.....................      28,920      401,265
                                                                   ------------
                                                                     26,256,452
                                                                   ------------
Peru - 0.70%
Cementos Lima S.A.....................................       2,587       30,972
Cerveceria Backus & Johnston S.A., T Shares...........       4,237        1,215
Credicorp Ltd.........................................     211,995    1,907,955
Ferreyros S.A.........................................     391,567      124,617
Ferreyros S.A., 144A ADR..............................      12,761       81,229
                                                                   ------------
                                                                      2,145,988
                                                                   ------------
Philippines - 2.85%
Ayala Land, Inc., Class B.............................   5,524,240      702,829
Bank of Philippines Islands...........................      82,800      149,396
Benpres Holdings Corp. (b)............................   5,018,000      481,719
Filivest Land, Inc. (b)...............................   5,437,800      236,481
Hi Cement Corp. (b)...................................   8,086,000      151,507
International Container Terminal Services, Inc. (b)...   5,585,000      165,367
Manila Electric Co., Class B..........................     597,030      876,970
Metropolitan Bank & Trust Co..........................     296,500    1,385,450
Metropolitan Bank & Trust Co., Rights (b).............     296,500       28,806

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

Philippine Long Distance Telephone Co.................     154,780 $  2,774,798
Queenbee Res Corp. (b)................................   1,440,970      399,992
San Miguel Corp., Class B.............................     255,520      316,223
SM Prime Holdings, Inc................................   9,252,800    1,112,990
                                                                   ------------
                                                                      8,782,528
                                                                   ------------
Poland - 3.05%
Bank Handlowy w Warszawie.............................         662       10,443
Bank Handlowy w Warszawie GDR (b).....................      20,850      328,919
Bank Rozwoju Eksportu S.A.............................      33,544    1,039,826
Elektrim Spolka Akcyjna S.A. (b)......................      89,380    1,026,177
Europejski Fundusz Leasingowy S.A.....................      11,300      176,845
KGHM Polska Miedz S.A.................................      26,070      195,151
KGHM Polska Miedz S.A., GDR...........................      43,500      651,273
Kredyt Bank S.A. (b)..................................          71          269
Kredyt Bank S.A. GDR (b)..............................         100        1,855
Orbis Un Sponsored (b)................................       1,092        8,525
Orbis Un Sponsored ADR (b)............................      44,000      330,000
Polski Koncern Naftowy S.A. (b).......................      30,200      145,626
Polski Koncern Naftowy S.A., GDR (b)..................      40,000      385,776
Polski Koncern Naftowy S.A., W/I, GDR (b).............     102,950      967,730
Prokom Software S.A...................................       5,797      303,494
Prokom Software S.A., GDR.............................      13,700      332,910
Softbank S.A..........................................      12,600      653,869
Telekomunikacja Polska S.A............................         300        2,149
Telekomunikacja Polska S.A. GDR, 144A.................      78,506      562,448
Telekomunikacja Polska S.A., REGS GDR (b).............     342,429    2,278,865
                                                                   ------------
                                                                      9,402,150
                                                                   ------------
Romania - 0.21%
Romanian Investment Fund (b)..........................       1,950      633,750
                                                                   ------------
Russia - 1.72%
Borskoie Glass Co. (b)................................       5,500           --
Framlington Russia Investment Fund (b)................       9,721       26,733
Gaz Auto Plant (b)....................................       2,500       60,250
Gaz Auto Plant, Preferred (b).........................      10,000       50,000
Kirowsky Shinniy (b)..................................      11,000       16,500
Krasny Oktyabr (RED October) RDC (b)..................      10,000       20,000
Kubanelectrosvyaz.....................................       9,000       77,625
LUKoil Holding Co. ADR................................      36,500    1,865,880
Nizhegorodsvyazinform.................................      53,333       64,600
Norilsk Nickel (b)....................................      39,700      290,802
RAO Unified Energy Systems............................   5,440,000      625,600
RAO Unified Energy Systems GDR........................      14,300      164,450
Rostelecom............................................      90,000      198,000
Rostelecom ADR........................................       4,000       54,500
Sun Interbrew Ltd. GDR (b)............................      33,100       99,300

                                                         Shares       Value
                                                       ----------- ------------

Surgutneftegaz Preferred (b)..........................   2,500,000 $    285,000
Surgutneftegaz Preferred ADR (b)......................     104,570    1,393,395
                                                                   ------------
                                                                      5,292,635
                                                                   ------------
South Africa - 7.67%
ABSA Group Ltd........................................     286,100    1,084,479
Anglo American Platinum Corp., Ltd....................      51,900    1,495,761
Anglogold Ltd.........................................      28,417    1,160,989
Bidvest Group Ltd.....................................      98,989      683,287
BOE Ltd...............................................     946,465      537,447
De Beers Consolidated Mines...........................     127,233    3,096,378
Dimension Data Holdings Ltd. (b)......................     280,755    2,323,061
FirstRand Ltd.........................................   1,383,200    1,428,083
Impala Platinum Holdings Ltd..........................      18,300      680,717
Investec Bank Ltd.....................................      24,300      818,602
Liberty Life Association of Africa Ltd................      65,994      627,819
M-Cell Ltd............................................     300,000    1,453,540
Metro Cash & Carry Ltd................................     997,700      618,044
Naspers Ltd...........................................      65,700      547,500
Nedcor Ltd. ZAR CMN...................................      69,365    1,456,870
Old Mutual PLC (b)....................................     274,600      607,522
Pick 'n Pay Stores Ltd................................     295,200      474,584
Rembrandt Group Ltd...................................     116,400    1,098,761
RMB Holdings Ltd......................................      65,117       97,003
Sanlam Ltd............................................     805,500      951,630
Sasol Ltd. ZAR CMN....................................     142,412      955,715
South African Breweries PLC...........................     194,700    1,453,071
                                                                   ------------
                                                                     23,650,863
                                                                   ------------
Taiwan - 8.27%
Accton Technology Corp. (b)...........................         120          267
Advanced Semiconductor Engineering, Inc. (b)..........     221,000      674,481
Advantech Co., Ltd....................................      84,600      447,721
Ambit Microsystems Corp...............................      67,000      663,474
Asustek Computer, Inc. (b)............................      93,568      771,632
Bank Sinopac..........................................     874,000      561,857
Cathay Life Insurance Co..............................     629,224    1,450,484
China Development Corp. (b)...........................     381,000      507,175
China Steel Corp......................................     937,050      638,898
Compal Electronics....................................         237          580
Far Eastern Textile Ltd...............................     467,030      579,239
Formosa Plastics Corp. ...............................     536,950    1,011,140
Hon Hai Precision Industry (b)........................     113,800    1,027,156
Microelectronics Technology, Inc. ....................     147,800      489,468
Nan Ya Plastics Corp. ................................     622,110    1,252,299
Pacific Electric Wire & Cable Co., Ltd. ..............     556,000      444,078
Pro Mos Technologies, Inc. ...........................     136,000      549,740
Realtek Semiconductor Corp. ..........................      72,000      600,779
Siliconware Precision Industries Co. (b)..............     221,000      495,097
Sunplus Technology Co., Ltd. .........................     130,100      633,604
Taishin International Bank............................     976,600      624,643

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

Taiwan Semiconductor Manufacturing Co. (b)...........    1,064,498 $  5,045,995
United Microelectronics Corp., Ltd. .................    1,329,800    3,691,490
United World Commercial Bank.........................      799,280      757,759
Via Technologies, Inc. ..............................       44,000      678,571
Winbond Electronics Corp. (b)........................      442,890    1,279,780
Wintek Corp. ........................................      171,600      607,286
Wintek Corp., Rights.................................        9,635        2,815
                                                                   ------------
                                                                     25,487,508
                                                                   ------------
Thailand - 1.37%
Advanced Info Service Public Co., Ltd. (Frgn.).......       28,100      349,593
Arisaig MCL Thai Recovery Fund.......................       82,508    1,063,528
Bangkok Bank Public Co., Ltd. (b)....................      208,800      255,510
BEC World Public Co., Ltd. (Frgn.)...................       44,100      258,585
Delta Electronics Public Co., Ltd. (Frgn.)...........       10,851       71,925
Hana Microelectronics (Frgn.) (b)....................        7,800       59,258
PTT Exploration & Production Public Co., Ltd. (b)....       55,900      270,771
Ruang Khao Fund (b)..................................    1,549,000      185,604
Ruang Khao High Income Fund (b)......................      789,500       51,124
Siam Cement Public Co., Ltd. (b).....................        9,600      180,130
Siam Commercial Bank Public Co., Ltd. ...............      461,200      258,672
Siam Commercial Bank Public Co., Ltd., Preferred
 (b).................................................      108,000       55,067
Siam Commercial Bank Public Co., Ltd., Warrants (b)..       38,000        4,505
Siam Panich Leasing Ltd. ............................       40,000       15,806
Siam Panich Leasing Ltd., Warrants (b)...............       40,000           --
TelecomAsia Corp. Public Co., Ltd. (Frgn.) (b).......      219,500      243,423
Thai Euro Fund (b)...................................       26,000      139,100
Thai Farmers Bank Public Co., Ltd. (Frgn.) (b).......      354,700      298,409
Thailand International Fund..........................           79      458,200
                                                                   ------------
                                                                      4,219,210
                                                                   ------------
Turkey - 4.40%
Akcansa Cimento......................................   17,000,000      266,182
Alcatel Telekomunikasyon.............................    3,742,500      815,557
Arcelik A.S. ........................................    6,000,000      295,400
Cukurova Elektrik A.S. ..............................      244,000      191,025

                                                          Shares       Value
                                                        ----------- ------------

Dogan Yayin Holdings A.S. .............................  21,826,000  $   369,932
Efes Sinai Yatrim Holding A.S. (b).....................   2,210,000       24,615
Ege Biracilik Ve Malt Sanayi A.S. .....................   5,894,000      385,322
EGS Gayrimenkul Yatirim, B Shares (b)..................  25,934,780      330,726
Enka Holding Yatirim A.S. .............................   3,450,000      765,739
Eregli Demir Ve Celik Fabrikalari T.A.S. (b)...........  15,680,000      632,768
Ford Otomotive Sanayi A.S. ............................   8,200,000      436,804
Haci Omer Sabanci Holding..............................  50,000,000      589,185
Migros Turk T.A.S. ....................................   3,690,000      684,988
Tupras-Turkiye Petrol Rafinerileri A.S. ...............  10,500,000      550,847
Turk Sise Ve Cam Fabrikalari A.S. .....................  50,488,014      537,887
Turkiye Garanti Bankasi A.S. (b).......................  79,042,444      956,930
Turkiye Is Bankasi, Class C............................ 141,730,000    3,031,352
Vestel Elektronik Sanayi ve Ticaret A.S. (b)...........   2,550,000      771,792
Yapi Ve Kredi Bankasi A.S. ............................ 173,105,567    1,928,052
                                                                    ------------
                                                                      13,565,103
                                                                    ------------
United Kingdom - 0.32%
First Hungary Fund Ltd. ...............................         260      348,930
Oryx Fund..............................................      62,000      651,000
                                                                    ------------
                                                                         999,930
                                                                    ------------
Venezuela - 0.01%
Ceramica Carabobo, Class B ADR (b).....................      17,794       24,787
                                                                    ------------
Regional - 1.27%
AsiaInfo Holdings, Inc. ...............................       7,000      312,812
Central Asia Regional Growth Fund (b)..................      97,150      121,438
Firebird Republics Fund (b)............................      10,288      921,941
First NIS Regional Fund................................      13,000       74,750
MIH Ltd. ..............................................       9,900      298,238
MIH Holdings Ltd. .....................................      12,100      363,378
Peregrine Kazakhstan Fund (b)..........................     160,000      180,800
Regent Balkan Fund (b).................................     115,000      442,750
Societe Generale Arab Fund (b).........................      16,000      736,000
Societe Generale Ladenburg Thalmann (b)................      13,334      480,024
                                                                    ------------
                                                                       3,932,131
                                                                    ------------
Total Equities (Cost $257,875,512).....................              274,910,116
                                                                    ------------

 BRINSON EMERGING MARKETS EQUITY FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                           Face
                                                          Amount      Value
                                                        ---------- ------------

Global (Ex-U.S.)
 Bonds - 0.16%
Russia Federal Loan Bond, 00.000%, due 12/15/01....RUB   6,189,000 $    104,069
25.000%, due 02/06/02 (d).............................   1,805,370       37,876
25.000%, due 05/22/02 (d).............................   1,805,370       36,429
25.000%, due 06/05/02 (d).............................   1,805,370       36,410
25.000%, due 09/18/02 (d).............................   1,805,370       35,509
25.000%, due 10/09/02 (d).............................   1,805,370       34,088
25.000%, due 01/22/03 (d).............................   1,805,370       33,136
25.000%, due 02/05/03 (d).............................   1,805,370       33,303
25.000%, due 05/21/03 (d).............................   1,805,370       32,235
25.000%, due 06/04/03 (d).............................   1,805,370       32,364
25.000%, due 09/17/03 (d).............................   1,805,370       31,599
25.000%, due 10/08/03 (d).............................   1,805,370       30,164
25.000%, due 01/21/04 (d).............................   1,805,370       29,528
                                                                   ------------
Total Global (Ex-U.S.) Bonds (Cost $5,256,571)........                  506,710
                                                                   ------------
                                                          Shares
                                                        ----------
Short-Term Investments - 6.49%
Investment Companies - 6.49%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $20,002,143)..............................  20,002,143   20,002,143
                                                                   ------------
Total Investments (Cost $283,134,226) - 95.82% (a)....              295,418,969
Cash and other assets, less liabilities -- 4.18%......               12,890,611
                                                                   ------------
Net Assets - 100%.....................................             $308,309,580
                                                                   ============


               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $283,134,226; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $53,134,736
         Gross unrealized depreciation............  (40,849,993)
                                                   ------------
            Net unrealized appreciation...........  $12,284,743
                                                   ============

(b) Non-income producing security.

(c) Denominated in U.S. dollars

(d) Step Bond--coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2000. Maturity date disclosed is the ultimate maturity date.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
RUB: Russian Ruble
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $1,021,498 or 0.33% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of June 30, 2000. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 6.49% to (1.85)% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of June 30, 2000, aggregated by country exposure.

                                                Net Unrealized
     Notional Amounts  Maturity Dates   Country  Gain (Loss)    Exposure
     ---------------- ----------------- ------- --------------  --------
          $12,700,000 10/05/00-11/16/00 Taiwan      $1,084,760     4.47%
            3,000,026     11/06/00      India          413,546     1.11
           10,000,000     06/11/01      Korea         (134,967)    3.20
     ----------------                           --------------  --------
          $25,700,026                               $1,363,339     8.78%
     ================                           ==============  ========


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $263,132,083).....................  $ 275,416,826
  Affiliated issuers (Cost $20,002,143)........................     20,002,143
 Cash..........................................................      1,158,584
 Foreign currency, at value (Cost $10,645,326).................     10,794,406
 Receivables:
  Investment securities sold...................................      1,620,695
  Dividends....................................................        965,211
  Interest.....................................................        144,985
 Net unrealized appreciation on equity swap contracts..........      1,363,339
                                                                --------------
    TOTAL ASSETS...............................................    311,466,189
                                                                --------------
LIABILITIES:
 Payables:
  Investment securities purchased..............................      1,954,701
  Country tax..................................................      1,095,445
  Fund shares redeemed.........................................          3,046
  Accrued expenses.............................................        103,417
                                                                --------------
    TOTAL LIABILITIES..........................................      3,156,609
                                                                --------------
NET ASSETS:
 Applicable to 28,682,617 shares; no par value, unlimited
  shares authorized............................................  $ 308,309,580
                                                                ==============
 Net asset value per share ($308,309,580 / 28,682,617 shares)..  $     10.7490
                                                                ==============
 Maximum offering price per share (net asset value, plus 1.52%
  of net asset value, or 1.50% of offering price)..............  $     10.9124
                                                                ==============
 Redemption price per share (net asset value, less 1.50% of net
  asset value, or 1.52% of redemption value)...................  $     10.5878
                                                                ==============
NET ASSETS CONSIST OF:
 Paid in capital...............................................  $ 293,128,310
 Accumulated net investment income.............................     40,659,480
 Accumulated net realized loss.................................    (38,182,256)
 Net unrealized appreciation...................................     12,704,046
                                                                --------------
    NET ASSETS.................................................  $ 308,309,580
                                                                ==============

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Dividends (net of $206,848 for foreign taxes withheld).........  $  2,904,210
 Interest (net of $149 for foreign taxes withheld)..............       736,935
                                                                 -------------
    TOTAL INCOME................................................     3,641,145
                                                                 -------------
EXPENSES:
 Custodian......................................................       703,549
 Administration.................................................       141,356
 Professional...................................................        96,050
 Other..........................................................        12,740
                                                                 -------------
    TOTAL EXPENSES..............................................       953,695
    Earnings credits............................................       (32,012)
                                                                 -------------
    NET EXPENSES................................................       921,683
                                                                 -------------
    NET INVESTMENT INCOME.......................................     2,719,462
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................    60,530,242
  Equity swap contracts.........................................     4,035,788
  Foreign currency transactions.................................      (600,753)
                                                                 -------------
   Net realized gain............................................    63,965,277
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................   (90,840,424)
  Equity swap contracts.........................................    (3,836,526)
  Translation of other assets and liabilities denominated in
   foreign currency.............................................       311,757
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   (94,365,193)
                                                                 -------------
 Net realized and unrealized loss...............................   (30,399,916)
                                                                 -------------
 Net decrease in net assets resulting from operations...........  $(27,680,454)
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended         Year Ended
                                                 June 30, 2000    December 31,
                                                  (Unaudited)         1999
                                                 --------------  --------------
OPERATIONS:
 Net investment income..........................  $   2,719,462   $   6,815,490
 Net realized gain..............................     63,965,277      49,769,720
 Change in net unrealized appreciation or
  depreciation..................................    (94,365,193)    164,810,069
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from operations...............................    (27,680,454)    221,395,279
                                                 --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................     31,987,396      44,691,727
 Shares redeemed................................   (184,330,695)   (184,479,724)
                                                 --------------  --------------
 Net decrease in net assets resulting from
  capital share transactions (a)................   (152,343,299)   (139,787,997)
                                                 --------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....   (180,023,753)     81,607,282
                                                 --------------  --------------
NET ASSETS:
 Beginning of period............................    488,333,333     406,726,051
                                                 --------------  --------------
 End of period (including accumulated net
  investment income of $40,659,480 and
  $37,940,018, respectively)....................  $ 308,309,580   $ 488,333,333
                                                 ==============  ==============
(a) A summary of capital share transactions
 follows:
                                                     Shares          Shares
                                                 --------------  --------------
 Shares sold....................................      2,448,713       5,232,604
 Shares redeemed................................    (15,849,760)    (21,249,432)
                                                 --------------  --------------
  Net decrease in shares outstanding............    (13,401,047)    (16,016,828)
                                                 ==============  ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          Six Months
                             Ended              Year Ended December 31,            Period Ended
                         June 30, 2000  ------------------------------------------ December 31,
                          (Unaudited)     1999      1998       1997        1996       1995*
                         -------------  --------- ---------  ---------   --------- ------------
Net asset value,
 beginning of period...     $11.6039     $ 7.0004  $ 9.1635   $10.1862    $ 9.3164   $10.0000
                           ---------    --------- ---------  ---------   ---------  ---------
Income (loss) from
 investment operations:
 Net investment
  income...............       0.5160       0.3658    0.2647     0.2561**    0.1810     0.1028
 Net realized and
  unrealized
  gain (loss)..........      (1.3709)      4.2377   (2.4278)   (1.2788)     0.6888    (0.7864)
                           ---------    --------- ---------  ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........      (0.8549)      4.6035   (2.1631)   (1.0227)     0.8698    (0.6836)
                           ---------    --------- ---------  ---------   ---------  ---------
Net asset value, end of
 period................     $10.7490     $11.6039  $ 7.0004   $ 9.1635    $10.1862   $ 9.3164
                           =========    ========= =========  =========   =========  =========
Total return
 (non-annualized)......      (7.37)%       65.76%  (23.61)%   (10.04)%       9.34%    (6.84)%
Ratios/Supplemental
 data
 Net assets, end of
  period (in 000s).....     $308,310     $488,333  $406,726   $451,873    $179,338   $ 90,129
Ratio of expenses to
 average net assets:
 Before earnings
  credits..............        0.51%***     0.47%     0.38%      0.28%       0.46%      0.50%***
 After earnings
  credits..............        0.49%***       N/A       N/A        N/A         N/A        N/A
Ratio of net investment
 income to average net
 assets:
 Before earnings
  credits..............        1.42%***     1.62%     4.13%      2.44%       3.42%      3.86%***
 After earnings
  credits..............        1.44%***       N/A       N/A        N/A         N/A        N/A
Portfolio turnover
 rate..................          28%          92%      112%        62%         25%         2%

*  The Fund commenced operations June 30, 1995.
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized
N/A= Not Applicable


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
--------------------------------------------------------------------------------

The goal of the U.S. Cash Management Prime Fund is to provide a competitive money-market return with minimal risk of loss of principal. We invest the Fund primarily in short-term debt instruments issued by governments and corporate entities (with maturities less than 397 days). The Fund's benchmark for comparative purposes is the Salomon Smith Barney 1 month Treasury Bill rate.

Since the Fund's performance inception on February 28, 1998, it has produced an annualized return of 5.68%, compared to the benchmark, which has returned 4.66% over the same period. For the most recent six-month period, the Fund has returned 3.12% versus 2.62% for the benchmark.

The market continues to focus on the Federal Reserve and what if any tightening remains on the horizon. As of month end, the market was pricing in a 25 basis point tightening for the August 22 meeting. The market will continue to be very sensitive to the economic data released before that meeting. We can expect volatility to continue in the market place for the near future. The U.S. market will continue to focus on the Federal Reserve, the unemployment rate, inflation, consumer spending, stock market levels, swap spreads and the Treasury yield curve.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
                                                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

                                                        Shares       Value
                                                      ----------- ------------
Investment Companies - 100.00%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $773,017,507)...................... 773,017,507 $773,017,507
Cash and other assets,
 less liabilities - 0.00%............................                    4,275
                                                                  ------------
Net Assets - 100.0%..................................             $773,021,782
                                                                  ============

                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments in affiliates, at value (Cost $773,017,507)............  $773,017,507
 Receivables:
  Interest..........................................................     4,418,212
                                                                     -------------
    TOTAL ASSETS....................................................   777,435,719
                                                                     -------------
LIABILITIES:
 Payables:
  Dividends.........................................................     4,402,438
  Accrued expenses..................................................        11,499
                                                                     -------------
    TOTAL LIABILITIES...............................................     4,413,937
                                                                     -------------
NET ASSETS:
 Applicable to 773,021,782 shares; no par value, unlimited shares authorized........................................................  $773,021,782
                                                                     =============
 Net asset value, offering price and redemption price per share
  ($773,021,782 / 773,021,782 shares)...............................  $     1.0000
                                                                     =============
NET ASSETS CONSIST OF:
 Paid in capital....................................................  $773,021,782
                                                                     -------------
    NET ASSETS......................................................  $773,021,782
                                                                     =============


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Interest..........................................................  $24,180,280
                                                                    ------------
    TOTAL INCOME...................................................   24,180,280
                                                                    ------------
EXPENSES:
 Professional......................................................       28,516
 Trustees..........................................................        6,138
 Other.............................................................        4,187
                                                                    ------------
    TOTAL EXPENSES.................................................       38,841
                                                                    ------------
    NET INVESTMENT INCOME..........................................  $24,141,439
                                                                    ============



                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             Six Months Ended     Year Ended
                                              June 30, 2000      December 31,
                                               (Unaudited)           1999
                                             ----------------  ----------------
OPERATIONS:
 Net investment income.....................   $    24,141,439   $    24,401,812
                                             ----------------  ----------------
 Net increase in net assets resulting from
  operations...............................        24,141,439        24,401,812
                                             ----------------  ----------------
DISTRIBUTIONS:
 Net Investment Income.....................       (24,141,439)      (24,400,968)
                                             ----------------  ----------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...............................     1,260,896,469     1,517,054,742
 Shares reinvested.........................        12,818,688         8,163,336
 Shares redeemed...........................    (1,024,479,226)   (1,300,657,284)
                                             ----------------  ----------------
 Net increase in net assets resulting from
  capital share transactions (a)...........       249,235,931       224,560,794
                                             ----------------  ----------------
    TOTAL INCREASE IN NET ASSETS...........       249,235,931       224,561,638
                                             ----------------  ----------------
NET ASSETS:
 Beginning of period.......................       523,785,851       299,224,213
                                             ----------------  ----------------
 End of period.............................   $   773,021,782   $   523,785,851
                                             ================  ================
(a) A summary of capital share transactions
 follows:
                                                  Shares            Shares
                                             ----------------  ----------------
 Shares sold...............................     1,260,896,469     1,517,054,742
 Shares reinvested.........................        12,818,688         8,163,336
 Shares redeemed...........................    (1,024,479,226)   (1,300,657,284)
                                             ----------------  ----------------
  Net increase in shares outstanding.......       249,235,931       224,560,794
                                             ================  ================



                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                         Six Months
                                            Ended      Year Ended  Period Ended
                                        June 30, 2000 December 31, December 31,
                                         (Unaudited)      1999        1998*
                                        ------------- ------------ ------------
Net asset value, beginning of period...    $ 1.0000     $ 1.0000     $ 1.0000
                                          ---------    ---------    ---------
Income from investment operations:
 Net investment income.................      0.0309       0.0521       0.0477
                                          ---------    ---------    ---------
  Total income from investment
   operations..........................      0.0309       0.0521       0.0477
                                          ---------    ---------    ---------
Distribution:
 Net investment income.................     (0.0309)     (0.0521)     (0.0477)
                                          ---------    ---------    ---------
Net asset value, end of period.........    $ 1.0000     $ 1.0000     $ 1.0000
                                          ---------    ---------    ---------
Total return (non-annualized)..........       3.13%        5.34%        4.88%
Ratios/Supplemental data
 Net assets, end of period (in 000s)...    $773,022     $523,786     $299,224
 Ratio of expenses to average net
  assets...............................       0.01%**      0.01%        0.01%**
 Ratio of net investment income to
  average net assets...................       6.23%**      5.23%        5.52%**

*The Fund commenced operations February 18, 1998.
**Annualized



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

The goal of the Brinson Short-Term Fund is to maximize total U.S. Dollar return, consisting of capital appreciation and income, without assuming unnecessary risk. Since the Fund's inception on December 31, 1998, it has produced an annualized return of 5.86%. These results are slightly above its benchmark, U.S. 30-Day LIBOR, which has returned 5.75% over the same period. For the year to date period, the Fund has returned 3.18%, slightly ahead of the benchmark's return of 3.13%.

The market continues to focus on the Federal Reserve and what if any tightening remains on the horizon. As of month end, the market was pricing in a 25 basis point tightening for the August 22 meeting. The market will continue to be very sensitive to the economic data released before that meeting. We can expect volatility to continue in the marketplace for the near future. The U.S. market will continue to focus on the Federal Reserve, the unemployment rate, inflation, consumer spending, stock market levels, swap spreads and the Treasury yield curve.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

Total Return

                                            Annualized
                           6 Months 1 Year  12/31/98*
                            Ended    Ended      to
                           6/30/00  6/30/00  6/30/00
------------------------------------------------------
 Brinson Short-Term Fund    3.18%    6.20%    5.86%
------------------------------------------------------
 U.S. Libor (30 day)        3.13     6.08     5.75
------------------------------------------------------

 *Inception date of the Brinson Short-Term Fund.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Short-Term Fund and U.S. LIBOR (30 day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Short-Term Fund
vs. U.S. LIBOR (30 day)

                                    [GRAPH]

              Brinson Short-Term Fund       U.S. LIBOR (30 day)

  12/31/98            100,000                     100,000
   1/31/99            100,392                     100,436
   2/28/99            100,798                     100,822
   3/31/99            101,241                     101,253
   4/30/99            101,619                     101,669
   5/31/99            102,080                     102,099
   6/30/99            102,549                     102,519
   7/31/99            103,021                     102,981
   8/31/99            103,404                     103,442
   9/30/99            103,898                     103,905
  10/31/99            104,419                     104,388
  11/30/99            104,924                     104,859
  12/31/99            105,557                     105,444
   1/31/00            106,030                     105,973
   2/29/00            106,543                     106,475
   3/31/00            107,165                     107,018
   4/30/00            107,621                     107,565
   5/31/00            108,253                     108,148
   6/30/00            108,914                     108,747


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON SHORT-TERM FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)


                                                             Face
                                                            Amount     Value
                                                           --------- ----------
Short-Term Investments - 93.58%
Commercial Paper - 93.24%
Boston Scientific,
 7.050%, due 07/14/00.....................................  $430,000 $  429,088
Houston Industries,
 6.970%, due 07/05/00.....................................   413,000    412,841
Pennzoil, Inc., 6.950%, due 07/12/00......................   347,000    346,422
Union Pacific Corp.,
 7.250%, due 07/11/00.....................................   430,000    429,328
                                                                     ----------
Total Commercial Paper....................................            1,617,679
                                                                     ----------

                                                            Face
                                                           Amount     Value
                                                          --------- ----------
Investment Companies - 0.34%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund....................................................  $  5,780 $    5,780
                                                                    ----------
Total Investments (Cost $1,622,762) - 93.58% (a).........            1,623,459
Cash and other assets, less liabilities - 6.42%..........              111,454
                                                                    ----------
Net Assets - 100%........................................           $1,734,913
                                                                    ==========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $1,622,762; and net unrealized appreciation consisted of:

        Gross unrealized appreciation......................  $697
        Gross unrealized depreciation......................    --
                                                            -----
            Net unrealized appreciation....................  $697
                                                            =====


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $1,616,982)..........................  $1,617,679
  Affiliated issuers (Cost $5,780)................................       5,780
 Cash.............................................................     117,178
 Receivables:
  Due from Advisor................................................       1,402
  Interest........................................................          10
                                                                   -----------
    TOTAL ASSETS..................................................   1,742,049
                                                                   -----------
LIABILITIES:
 Payables:
  Accrued expenses................................................       7,136
                                                                   -----------
    TOTAL LIABILITIES.............................................       7,136
                                                                   -----------
NET ASSETS:
 Applicable to 159,295 shares; no par value, unlimited shares authorized......................................................  $1,734,913
                                                                   ===========
 Net asset value, offering and redemption price per share
  ($1,734,913 / 159,295 shares)...................................  $  10.8912
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $1,389,927
 Accumulated net investment income................................     344,435
 Accumulated net realized loss....................................        (146)
 Net unrealized appreciation......................................         697
                                                                   -----------
    NET ASSETS....................................................  $1,734,913
                                                                   ===========


              See accompanying notes to the financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Interest............................................................  $109,301
                                                                      ---------
    TOTAL INCOME.....................................................   109,301
                                                                      ---------
EXPENSES:
 Professional........................................................     4,310
 Trustees............................................................     1,820
 Custodian...........................................................        43
 Other...............................................................       551
                                                                      ---------
    TOTAL EXPENSES...................................................     6,724
    Expenses deferred by Advisor.....................................    (5,861)
                                                                      ---------
    NET EXPENSES.....................................................       863
                                                                      ---------
    NET INVESTMENT INCOME............................................   108,438
                                                                      ---------
NET UNREALIZED LOSS:
 Change in net unrealized appreciation or depreciation on:
  Investments........................................................    (3,078)
                                                                      ---------
 Net unrealized loss.................................................    (3,078)
                                                                      ---------
 Net increase in net assets resulting from operations................  $105,360
                                                                      =========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months
                                                          Ended       Year Ended
                                                      June 30, 2000  December 31,
                                                       (Unaudited)      1999*
                                                      -------------  ------------
OPERATIONS:
 Net investment income..............................   $   108,438    $   235,997
 Net realized loss..................................            --           (146)
 Change in net unrealized appreciation or
  depreciation......................................        (3,078)         3,775
                                                      ------------   ------------
 Net increase in net assets resulting from
  operations........................................       105,360        239,626
                                                      ------------   ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold........................................        60,868      9,001,618
 Shares redeemed....................................    (3,206,264)    (4,466,305)
                                                      ------------   ------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...............    (3,145,396)     4,535,313
                                                      ------------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.........    (3,040,036)     4,774,939
                                                      ------------   ------------
NET ASSETS:
 Beginning of period................................     4,774,949             10
                                                      ------------   ------------
 End of period (including accumulated net investment
  income of $344,435 and $235,997, respectively)....   $ 1,734,913    $ 4,774,949
                                                      ============   ============
(a) A summary of capital share transactions follows:
                                                         Shares         Shares
                                                      -------------  ------------
 Shares sold........................................         5,767        888,546
 Shares redeemed....................................      (298,831)      (436,188)
                                                      ------------   ------------
  Net increase (decrease) in shares outstanding.....      (293,064)       452,358
                                                      ============   ============

*The Fund commenced operations December 31, 1998.


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                     Six Months
                                                        Ended       Year Ended
                                                    June 30, 2000  December 31,
                                                     (Unaudited)      1999*
                                                    -------------  ------------
Net asset value, beginning of period...............    $10.5557      $10.0000
                                                      ---------     ---------
Income from investment operations:
 Net investment income.............................      1.6406        0.5217
 Net realized and unrealized gain (loss)...........     (1.3051)       0.0340
                                                      ---------     ---------
  Total income from investment operations..........      0.3355        0.5557
                                                      ---------     ---------
Net asset value, end of period.....................    $10.8912      $10.5557
                                                      =========     =========
Total return (non-annualized)......................        3.18%         5.56%
Ratios/Supplemental data...........................
 Net assets, end of period (in 000s)...............    $  1,735      $  4,775
 Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
   credits.........................................        0.39%**       0.45%
  After expense reimbursement and earnings
   credits.........................................        0.05%**       0.05%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
   credits.........................................        5.91%**       5.03%
  After expense reimbursement earnings credits.....        6.25%**       5.43%

*The Fund commenced operations December 31, 1998.
**Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION               TOP TEN U.S. BOND HOLDINGS

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)

U.S. BONDS
Corporate Bonds
 Airlines............................................................      2.44%
 Energy..............................................................      0.80
 Financial Services..................................................      6.64
 Health..............................................................      0.73
 Telecommunications..................................................      2.83
 Utilities...........................................................      4.50
                                                                       --------
 Total U.S. Corporate Bonds..........................................     17.94
Asset-Backed.........................................................      5.78
Corporate Mortgage-Backed Securities.................................     10.57
U.S. Government Mortgage-Backed Securities...........................     32.89
International Dollar Bonds...........................................      6.99
U.S. Government Obligations..........................................     21.66
                                                                       --------
 Total U.S. Bonds....................................................     95.83
SHORT-TERM INVESTMENTS...............................................      3.01
                                                                       --------
TOTAL INVESTMENTS....................................................     98.84
CASH AND OTHER ASSETS, LESS LIABILITIES..............................      1.16
                                                                       --------
NET ASSETS...........................................................    100.00%
                                                                       ========

As of June 30, 2000 (Unaudited)

                                                                      Percent of
                                                                      Net Assets

--------------------------------------------------------------------------------
 1. Federal National Mortgage Association,
    5.250%, due 01/15/09.............................................      6.30%
 2. U.S. Treasury Note, 6.625%, due 07/31/01.........................      6.30
 3. U.S. Treasury Bond, 8.00%, due 11/15/21..........................      3.51
 4. U.S. Treasury Note, 6.125%, due 12/31/01.........................      3.08
 5. U.S. Treasury Inflation Indexed Note,
    3.875%, due 4/15/29 .............................................      2.92
 6. ABN Amro Mortgage Corp.,
    6.300%, due 4/25/29..............................................      2.83
 7. Bank of America Corp., 7.800%, due 02/15/10......................      2.80
 8. U.S. Treasury Bond, 8.750%, due 05/15/17.........................      2.71
 9. Texas Utilities Corp., 5.940%, due 10/15/11......................      1.93
10. Tyco International Group, Inc.,
    6.250%, due 06/15/03 ............................................      1.88
--------------------------------------------------------------------------------

 BRINSON U.S. BOND FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                         Face
                                                        Amount     Value
                                                      ---------- ----------

Bonds - 95.83%
U.S. Corporate Bonds - 17.94%
AT&T
 9.800%, due 02/01/12................................  $ 150,000 $  172,144
Banc One Corp.,
 8.000%, due 04/29/27................................    130,000    124,902
Bank of America Corp.,
 7.800%, due 02/15/10................................    300,000    298,413
Continental Airlines, Inc.,
 6.320%, due 11/01/08................................    140,000    126,473
Finova Capital Corp.,
 7.250%, due 11/08/04................................    150,000    132,130
NSTAR,
 8.000%, due 02/15/10................................    135,000    135,379
Pacific Gas & Electric Co.,
 7.050%, due 03/01/24................................    150,000    138,508
Rite Aid Corp.,
 7.700%, due 02/15/27................................    175,000     77,875
Sempra Energy,
 7.950%, due 03/01/10................................     85,000     85,720
Sprint Capital Corp.,
 6.875%, due 11/15/28................................    150,000    129,762
Texas Utilities,
 5.940%, due 10/15/11................................    210,000    206,035
Transamerica Capital III,
 7.625%, due 11/15/37................................    175,000    150,936
U.S. Airways, Inc.,
 8.360%, due 07/20/20................................    135,000    133,762
                                                                 ----------
                                                                  1,912,039
                                                                 ----------
Corporate Mortgage-Backed Securities - 10.57%
ABN Amro Mortgage Corp., 99-2 IA2,
 6.300%, due 04/25/29................................    320,000    302,048
Bear Stearns Mortgage
 Securities, Inc., 96-7A4,
  6.000%, due 01/28/09...............................    125,000    119,804
CMC Securities Corp.,
 97-NAM3, Class FXA5,
 7.250%, due 10/25/27................................     43,923     42,748
Countrywide Funding Corp., 93-12,
 Class A5, 6.000%, due 02/25/24......................     69,664     68,852
First Nationwide Trust, 98-3, 1PPA, 6.500%, due
 09/19/28............................................    137,138    127,678
Heller Financial Commercial Mortgage Assets,
 99-PH1, Class A1,
 6.500%, due 05/15/31................................    172,178    166,509
LB Commercial Conduit Mortgage Trust, 99-C1, Class
 A1,
 6.410%, due 08/15/07................................    100,645     97,028

                                                             Face
                                                            Amount     Value
                                                          ---------- ----------

Prudential Home Mortgage Securities, 94-3, Class A10,
 6.500%, due 02/25/24.................................... $   60,000 $   57,818
Residential Asset Securitization Trust,
 97-A7, Class A1, 7.250%, due 12/25/27...................    130,000    124,777
Thrift Financial Corp.,
 11.250%, due 01/01/16...................................     18,329     18,807
                                                                     ----------
                                                                      1,126,069
                                                                     ----------
International Dollar Bonds - 6.99%
Abbey National PLC, Resettable Perpetual Preferred,
 6.700%, due 06/29/49....................................    185,000    166,770
Interamer Development Bank,
 6.800%, due 10/15/25....................................    195,000    184,651
Korea Development Bank,
 7.125%, due 09/17/01....................................     75,000     74,344
Newcourt Credit Group, Inc.,
 6.875%, due 02/16/05....................................    125,000    119,693
Tyco International Group S.A.,
 6.250%, due 06/15/03....................................    210,000    199,891
                                                                     ----------
                                                                        745,349
                                                                     ----------
Asset-Backed - 5.78%
CISCE, Series 97-1, Class A4,
 6.220%, due 03/25/04....................................    175,000    172,440
Conseco Finance,
 8.170%, due 10/15/31....................................    100,000    101,419
Peco Energy Transition Trust,
 99-A3, Class A7,
 6.130%, due 03/01/09....................................    210,000    193,591
PP&L Transition Bond Company LLC,
 99-1, Class A6,
 6.960%, due 12/26/07....................................    150,000    148,835
                                                                     ----------
Total Asset-Backed.......................................               616,285
                                                                     ----------
U.S. Government Mortgage-Backed Securities - 32.89%
Federal Home Loan Mortgage Corp.,
 0.000%, due 04/01/28....................................    132,873     83,821
 6.000%, due 09/15/07....................................    127,214    121,475
 7.000%, due 10/15/13....................................    185,156    176,817
 7.500%, due 05/01/24....................................    108,154    106,767
 9.000%, due 09/01/20....................................     93,835     96,766
Federal Home Loan Mortgage Corp. Gold,
 8.000%, due 11/01/22....................................     42,280     42,521

 BRINSON U.S. BOND FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                             Face
                                                            Amount     Value
                                                          ---------- ----------

Federal National Mortgage Association,
 5.250%, due 01/15/09....................................  $ 765,000 $  671,323
 6.000%, due 03/01/28....................................    190,104    173,894
 6.500%, due 03/01/19....................................    205,211    196,116
 6.500%, due 08/01/28....................................    191,158    180,208
 6.500%, due 09/01/28....................................    105,754     99,696
 7.250%, due 05/15/30....................................     90,000     91,628
 8.000%, due 12/01/09....................................    130,143    131,496
 8.000%, due 03/01/11....................................     30,634     30,953
 8.000%, due 02/01/13....................................     58,522     59,131
 8.000%, due 08/01/19....................................    178,154    179,802
 8.000%, due 09/01/27....................................    140,078    140,702
 9.500%, due 08/01/22....................................     25,385     26,360
Government National Mortgage Association,
 6.000%, due 02/20/29....................................    113,435    103,940
 6.000%, due 08/20/29....................................    157,020    143,876
 7.000%, due 06/15/27....................................    201,297    195,778
 7.500%, due 11/15/22....................................     53,195     52,852
 7.500%, due 12/15/22....................................     34,327     34,106
 7.500%, due 08/15/23....................................    123,191    122,398
 7.500%, due 12/15/23....................................     99,464     98,824
 7.500%, due 06/15/25....................................    145,470    144,533
                                                                     ----------
                                                                      3,505,783
                                                                     ----------

                                                           Face
                                                          Amount      Value
                                                        ---------- -----------

U.S. Government
 Obligations - 21.66%
U.S. Treasury Bond,
 8.000%, due 11/15/21..................................  $ 310,000 $   374,132
 8.750%, due 05/15/17..................................    230,000     289,081
U.S. Treasury Inflation Indexed Note,
 3.875%, due 04/15/29..................................    300,000     311,535
U.S. Treasury Note,
 5.750%, due 08/15/03..................................    190,000     186,734
 6.125%, due 12/31/01..................................    330,000     328,144
 6.625%, due 07/31/01..................................    670,000     671,047
 6.625%, due 02/15/27..................................    140,000     148,444
                                                                   -----------
                                                                     2,309,117
                                                                   -----------
Total Bonds (Cost $10,138,095).........................             10,214,642
                                                                   -----------
                                                          Shares
                                                        ----------
Short-Term Investments - 3.01%
Investment Companies - 3.01%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $321,023)..................................    321,023     321,023
                                                                   -----------
Total Investments (Cost $10,459,118) - 98.84% (a)......             10,535,665
Cash and other assets, less liabilities - 1.16%........                123,558
                                                                   -----------
Net Assets - 100%......................................            $10,659,223
                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $10,459,118; and net unrealized appreciation consisted of:

        Gross unrealized appreciation...................  $94,119
        Gross unrealized depreciation...................  (17,572)
                                                         --------
            Net unrealized appreciation.................  $76,547
                                                         ========

               See accompanying notes to schedule of investments.

 BRINSON U.S. BOND FUND                                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $10,138,095)........................  $10,214,642
  Affiliated issuers (Cost $321,023).............................      321,023
 Receivables:
  Investment securities sold.....................................        6,821
  Due from Advisor...............................................        2,945
  Interest.......................................................      144,861
                                                                  ------------
    TOTAL ASSETS.................................................   10,690,292
                                                                  ------------
LIABILITIES:
 Payables:
  Due to custodian bank..........................................       28,021
  Accrued expenses...............................................        3,048
                                                                  ------------
    TOTAL LIABILITIES............................................       31,069
                                                                  ------------
NET ASSETS:
 Applicable to 1,046,473 shares; no par value, unlimited shares authorized.....................................................  $10,659,223
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($10,659,223 / 1,046,473 shares)...............................  $   10.1859
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $10,464,923
 Accumulated net investment income...............................      120,881
 Accumulated net realized loss...................................       (3,128)
 Net unrealized appreciation.....................................       76,547
                                                                  ------------
    NET ASSETS...................................................  $10,659,223
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND                                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Interest............................................................  $121,006
                                                                      ---------
    TOTAL INCOME.....................................................   121,006
                                                                      ---------
EXPENSES:
 Professional........................................................     2,494
 Trustees............................................................       406
 Other...............................................................       169
                                                                      ---------
    TOTAL EXPENSES...................................................     3,069
    Expenses deferred by Advisor.....................................    (2,944)
                                                                      ---------
    NET EXPENSES.....................................................       125
                                                                      ---------
    NET INVESTMENT INCOME............................................   120,881
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments........................................................    (3,128)
                                                                      ---------
 Change in net unrealized appreciation or depreciation on:
  Investments........................................................    76,547
                                                                      ---------
 Net realized and unrealized gain....................................    73,419
                                                                      ---------
 Net increase in net assets resulting from operations................  $194,300
                                                                      =========


                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND                                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period Ended
                                                                 June 30, 2000*
                                                                  (Unaudited)
                                                                 --------------
OPERATIONS:
 Net investment income..........................................   $   120,881
 Net realized loss..............................................        (3,128)
 Change in net unrealized appreciation or depreciation..........        76,547
                                                                  ------------
 Net increase in net assets resulting from operations...........       194,300
                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................    10,464,923
                                                                  ------------
 Net increase in net assets resulting from capital share
  transactions (a)..............................................    10,464,923
                                                                  ------------
    TOTAL INCREASE IN NET ASSETS................................    10,659,223
                                                                  ------------
NET ASSETS:
 Beginning of period............................................            --
                                                                  ------------
 End of period (including accumulated net investment income of
  $120,881).....................................................   $10,659,223
                                                                  ============
(a) A summary of capital share transactions follows:
                                                                     Shares
                                                                 --------------
 Shares sold....................................................     1,046,473
                                                                  ------------
  Net increase in shares outstanding............................     1,046,473
                                                                  ============

* The Fund commenced operations April 28, 2000.


                See accompanying notes to financial statements.

 BRINSON U.S. BOND FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout period presented.

                                                                   Period Ended
                                                                  June 30, 2000*
                                                                   (Unaudited)
                                                                  --------------
Net asset value, beginning of period.............................    $10.0000
                                                                    ---------
Income from investment operations:
 Net investment income...........................................      0.1155
 Net realized and unrealized gain................................      0.0704
                                                                    ---------
  Total income from investment operations........................      0.1859
                                                                    ---------
Net asset value, end of period...................................    $10.1859
                                                                    =========
Total return (non-annualized)....................................       1.86%
Ratios/Supplemental data
 Net assets, end of period (in 000s).............................    $ 10,659
 Ratio of expenses to average net assets:
  Before expense reimbursement...................................       0.23%**
  After expense reimbursement....................................       0.01%**
 Ratio of net investment income to average net assets............
  Before expense reimbursement...................................       8.87%**
  After expense reimbursement....................................       9.09%**
 Portfolio turnover rate.........................................          9%

*The Fund commenced operations April 28, 2000.
**Annualized


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------


The Brinson High Yield Fund has earned an annualized return of 6.15% since its performance inception on April 30, 1995 versus 7.32% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 6.47% versus 4.29% for the benchmark. The Fund's total return for the year to date through June 30, 2000 was -1.08% versus -1.19% for the benchmark. High yield fixed income has been one of the worst performing asset classes so far in 2000, but we remain optimistic about the medium term future of the high yield asset class.

Continued uncertainty about the direction of the economy has kept the perceived risks of high yield investing at a higher-than-normal level thus far in 2000. Currently, the yield spread of high yield bonds over "risk free" U.S. Treasuries stands at about 6.0%. That 6.0% spread can be thought of as the extra compensation investors require for taking on the credit risk of the underlying companies. That spread has continued to widen throughout 2000, while interestingly, default rates on high yield bonds seem to be trending downward. When we look at data of investors' expectations for defaults, the prices of high yield bonds are much lower than those default rates should imply. Continued near-term economic uncertainty and generally rising interest rates may continue to stall the high yield market, but we think that on a fundamental basis, the medium to longer-term outlook for the asset class is very attractive.

During the most recent quarter, the environmental services, publishing, gaming and textile sectors performed well relative to the index, while the retail, financial services and steel sectors underperformed. We are positive about industries that we think will benefit from de-leveraging, growth or M&A activity, including telecommunications, cable and gaming. We hold overweight positions in these sectors.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Total Return

                                         6 Months 1 Year   3 Years Annualized
                                          Ended    Ended    Ended   4/30/95*
                                         6/30/00  6/30/00  6/30/00 to 6/30/00
-----------------------------------------------------------------------------
 Brinson High Yield Fund                  -1.08%   1.39%    1.26%     6.15%
-----------------------------------------------------------------------------
 Merrill Lynch High Yield Master Index    -1.19   -1.37     3.51      7.32
-----------------------------------------------------------------------------

 *Performance inception date of the Brinson High Yield Fund.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. Merrill Lynch High Yield Master Index


                                    [GRAPH]

             Brinson High Yield Fund      Merrill Lynch High Yield Master Index

   4/30/95           100,000                             100,000
   5/31/95           100,662                             103,124
   6/30/95           100,553                             103,912
   7/31/95           101,729                             105,100
   8/31/95           102,291                             105,738
   9/30/95           103,491                             106,947
  10/31/95           104,956                             107,705
  11/30/95           105,941                             108,757
  12/31/95           107,361                             110,502
   1/31/96           108,820                             112,247
   2/28/96           110,836                             112,417
   3/31/96           110,503                             112,111
   4/30/96           111,210                             112,161
   5/31/96           112,623                             112,970
   6/30/96           112,963                             113,649
   7/31/96           113,584                             114,421
   8/31/96           115,713                             115,602
   9/30/96           119,121                             118,083
  10/31/96           119,625                             119,377
  11/30/96           121,423                             121,791
  12/31/96           123,175                             122,728
   1/31/97           124,846                             123,672
   2/28/97           126,409                             125,407
   3/31/97           122,735                             124,013
   4/30/97           124,892                             125,425
   5/31/97           128,738                             127,952
   6/30/97           131,130                             129,901
   7/31/97           134,858                             133,018
   8/31/97           135,479                             132,786
   9/30/97           139,078                             134,985
  10/31/97           137,523                             135,881
  11/30/97           139,649                             137,168
  12/31/97           139,645                             138,469
   1/31/98           140,588                             140,531
   2/28/98           141,432                             141,112
   3/31/98           143,331                             142,328
   4/30/98           143,577                             143,004
   5/31/98           143,922                             143,999
   6/30/98           142,574                             144,712
   7/31/98           143,397                             145,537
   8/31/98           130,486                             139,257
   9/30/98           128,769                             139,536
  10/31/98           126,011                             137,244
  11/30/98           132,152                             143,493
  12/31/98           131,736                             143,541
   1/31/99           134,588                             144,961
   2/28/99           135,061                             143,854
   3/31/99           136,427                             145,095
   4/30/99           138,509                             147,364
   5/31/99           135,277                             146,341
   6/30/99           134,307                             146,066
   7/31/99           134,318                             146,281
   8/31/99           133,571                             144,796
   9/30/99           133,437                             144,240
  10/31/99           133,869                             143,396
  11/30/99           136,386                             145,037
  12/31/99           137,628                             145,798
   1/31/00           136,159                             145,075
   2/29/00           135,656                             145,200
   3/31/00           133,170                             143,170
   4/30/00           134,349                             143,220
   5/31/00           133,801                             141,643
   6/30/00           136,142                             144,068


Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 2000 (Unaudited)


U.S. BONDS
Corporate Bonds
 Aerospace...........................................................      0.56%
 Appliances & Household Durables.....................................      0.55
 Autos/Durables......................................................      4.92
 Cable Television....................................................      2.66
 Chemicals...........................................................      2.17
 Computer Software...................................................      1.90
 Computer Systems....................................................      0.34
 Construction........................................................      2.53
 Consumer............................................................      2.00
 Electronics and Electric Components.................................      1.41
 Energy..............................................................      3.83
 Financial Services..................................................      1.60
 Food & House Products...............................................      2.72
 Health..............................................................      2.79
 Housing/Paper.......................................................      0.29
 Industrial..........................................................      0.40
 Non-Durables........................................................      0.72
 Publishing..........................................................      2.15
 Radio Broadcasting..................................................      2.30
 Real Estate.........................................................      0.33
 Recreation..........................................................     11.12
 Retail..............................................................      3.06
 Services/Miscellaneous..............................................      7.72
 Technology..........................................................      0.85
 Telecommunications--Equipment.......................................      1.25
 Telecommunications--Services........................................      5.74
 Telecommunications--Wireless........................................     10.13
 Television Broadcasting.............................................      8.84
 Transportation......................................................      0.28
                                                                       --------
 Total U.S. Corporate Bonds..........................................     85.16
International Dollar Bonds...........................................      6.39
                                                                       --------
 Total U.S. Bonds....................................................     91.55
U.S. EQUITIES
 Preferred Stock.....................................................      3.47
 Warrants............................................................      0.02
                                                                       --------
 Total U.S. Equities.................................................      3.49
SHORT-TERM INVESTMENTS...............................................      4.49
                                                                       --------
TOTAL INVESTMENTS....................................................     99.53
CASH AND OTHER ASSETS, LESS LIABILITIES..............................      0.47
                                                                       --------
NET ASSETS...........................................................    100.00%
                                                                       ========

TOP TEN U.S. BOND HOLDINGS

As of June 30, 2000 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------

 1. Paxson Communications Corp.,
  11.625%, due 10/01/02............................................    1.56%
 2. Dobson Sygnet Communications, Inc., 12.250%, due 12/15/08......    1.25
 3. Voicestream Wireless, 144A, 10.375%, due 11/15/09..............    1.19
 4. COLT Telecom Group, 0.000%, due 12/15/06 (a)...................    1.04
 5. Speedway Motor Sports, Inc.,
  8.500%, due 08/15/07.............................................    1.00
 6. Echostar DBS Corp.,
  9.375%, due 02/01/09.............................................    1.00
 7. Microcell Telecommunications, Inc., 0.000%, due 06/01/06 (b)...    0.95
 8. Integrated Electrical Services, Inc., Series B, 9.375%, due
  02/01/09.........................................................    0.94
 9. Williams Communications Group, Inc., 10.875%, due 10/01/09.....    0.93
10. NTL Communications, Inc., Series B,
  0.000%, due 10/01/08 (c).........................................    0.93
------------------------------------------------------------------------------


 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                      Face Amount     Value
                                                      ----------- -------------

Bonds - 91.55%
U.S. Corporate Bonds - 85.16%
Ackerley Group, Inc., Class B,
 9.000%, due 01/15/09................................  $  634,000 $     581,695
Adelphia Communications, Inc.,
 9.375%, due 11/15/09................................   2,000,000     1,850,000
Airgate PCS, Inc.,
 0.000%, due 10/01/09 (c)............................   1,155,000       661,238
Alamosa PCS Holdings, Inc.,
 0.000%, due 02/15/10 (c)............................   3,000,000     1,560,000
Allbritton Communications Co.
 8.875%, due 02/01/08, Class B.......................     500,000       460,625
 9.750%, due 11/30/07................................   1,500,000     1,440,000
American Mobile Satellite Corp.,
 12.250%, due 04/01/08...............................   1,454,000     1,134,120
American Restaurant Group, Inc., Class B,
 11.500%, due 02/15/03...............................   1,000,000       767,500
Argosy Gaming Co.,
 10.750%, due 06/01/09...............................   3,000,000     3,101,250
Atrium Cos., Inc.,
 10.500%, due 05/01/09...............................     870,000       732,975
Aurora Foods, Inc., Class B,
 9.875%, due 02/15/07................................   2,619,000     1,519,020
Aztar Corp,
 8.875%, due 05/15/07................................   1,750,000     1,649,375
Bally Total Fitness Corp., Class D,
 9.875%, due 10/15/07................................   3,002,000     2,716,810
BGF Industries, Inc.,
 10.250%, due 01/15/09...............................   1,470,000     1,359,750
Big City Radio, Inc.,
 0.000%, due 03/15/05 (c)............................   1,350,000       759,375
Boyd Gaming Corp.,
 9.500%, due 07/15/07................................   1,000,000       960,000
Building Materials Corp., Class B,
 7.750%, due 07/15/05................................   1,750,000     1,439,375
Capstar Broadcasting Partners, Inc.,
 0.000%, due 02/01/09 (c)............................   2,575,000     2,369,000
Carmike Cinemas, Inc.,
 9.375%, due 02/01/09................................   2,205,000     1,323,000
CB Richard Ellis Services, Inc.,
 8.875%, due 06/01/06................................   1,340,000     1,139,000
CBS Radio, Inc.,
 11.375%, due 01/15/09...............................   2,158,400     2,341,864
Centennial Cellular,
 10.750%, due 12/15/08...............................   2,000,000     1,942,500
Century Communications Corp.
 0.000%, due 01/15/08................................   5,365,000     2,199,650
 9.500%, due 08/15/00................................     275,000       275,261
Charter Communications Holdings
 0.000%, due 04/01/11 (c)............................   3,000,000     1,702,500
 10.000%, due 04/01/09...............................   1,550,000     1,495,750
Citadel Broadcasting Co.,
 10.250%, due 07/01/07...............................   1,250,000     1,264,062
Classic Cable, Inc.,
 10.500%, due 03/01/10...............................   1,440,000     1,328,400

                                                      Face Amount     Value
                                                      ----------- -------------

Coast Hotels and Casinos, Inc.,
 9.500%, due 04/01/09................................  $3,000,000 $   2,850,000
Collins & Alkman Corp.,
 11.500%, due 04/15/06...............................   2,400,000     2,310,000
Cross Timbers Oil Co,
 8.750%, due 11/01/09................................   3,000,000     2,850,000
Crown Castle International Corp.
 0.000%, due 05/15/11 (c)............................   1,909,000     1,166,876
 9.000%, due 05/15/11................................   1,000,000       922,500
 9.500%, due 08/01/11................................   1,000,000       950,000
CSC Holdings, Inc.,
 7.625%, due 07/15/18................................   2,050,000     1,838,649
Cumulus Media, Inc.,
 10.375%, due 07/01/08...............................     557,000       470,665
Dayton Superior Corp., 144A,
 13.000%, due 06/15/09...............................       1,500     1,477,500
Delco Remy International, Inc.,
 8.625%, due 12/15/07................................   2,000,000     1,860,000
Diamond Triumph Auto, Inc.,
 9.250%, due 04/01/08................................     800,000       624,000
Dobson Communications Corp., 144A,
 10.875%, due 07/01/10...............................     650,000       653,250
Dobson Sygnet Communications, Inc.,
 12.250%, due 12/15/08...............................   4,000,000     4,260,000
Eagle Family Foods, Class B,
 8.750%, due 01/15/08................................   4,000,000     2,360,000
Echostar DBS Corp.,
 9.375%, due 02/01/09................................   3,535,000     3,393,600
Exodus Communications, Inc.
 11.250%, due 07/01/08...............................   3,000,000     2,970,000
 11.625%, due 07/15/10, 144A.........................   1,000,000     1,002,500
FairPoint Communications, Inc., 144A,
 12.500%, due 05/01/10...............................   1,350,000     1,363,500
Fedders North America,
 9.375%, due 08/15/07................................   2,000,000     1,877,500
Federal-Mogul Corp.,
 7.500%, due 01/15/09................................   2,250,000     1,543,169
Finova Capital Corp.,
 7.250%, due 11/08/04................................   1,000,000       880,866
Fox/Liberty Networks,
 0.000%, due 08/15/07 (c)............................   2,250,000     1,822,500
Fundy Cable Ltd.,
 11.000%, due 11/15/05...............................   2,275,000     2,411,500
Global Imaging Systems, Inc.,
 10.750%, due 02/15/07...............................   1,000,000       850,000
Globix Corp.,
 12.500%, due 02/01/10...............................   1,400,000     1,148,000
Golden Sky DBS, Inc.,
 0.000%, due 03/01/07 (c)............................   3,500,000     2,362,500
Golden Sky Systems, Inc., Class B,
 13.500%, due 08/01/06...............................   2,175,000     2,370,750
Gothic Production Corp.,
 11.125%, due 05/01/05...............................   2,600,000     2,424,500

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                     Face Amount     Value
                                                     ----------- -------------

Granite Broadcasting Corp.,
 10.375%, due 05/15/05..............................  $1,021,000 $     969,950
GST Network Funding, Inc., 0.000%, due 05/01/08
 (c)................................................   1,000,000       472,500
Hadco Corp.,
 9.500%, due 06/15/08...............................   2,000,000     2,015,000
Hayes Lemmerz International, Inc.,
 8.250%, due 12/15/08...............................   1,000,000       845,000
HMH Properties,
 7.875%, due 08/01/08...............................   2,000,000     1,795,000
Hollinger International Publishing Corp.
 8.625%, due 03/15/05...............................   1,000,000       988,750
 9.250%, due 02/01/06...............................     950,000       936,938
Hollywood Park, Inc.,
 9.500%, due 08/01/07...............................   1,002,000       996,990
Horseshoe Gaming Holdings,
 8.625%, due 05/15/09...............................   2,431,000     2,291,217
Horseshoe Gaming L.L.C.,
 9.375%, due 06/15/07...............................     600,000       591,000
Huntsman Corp., 144A,
 9.500%, due 07/01/07...............................   2,000,000     1,820,000
Huntsman Packaging Corp., 144A,
 13.000%, due 06/01/10..............................   1,090,000     1,122,700
ICN Pharmaceuticals, Inc.,
 9.250%, due 08/15/05...............................   2,000,000     1,980,000
Icon Fitness Corp., Class B,
 0.000%, due 11/15/06 (c)...........................   7,000,000        70,000
Integrated Electrical Services, Inc., Class B,
 9.375%, due 02/01/09...............................   3,960,000     3,207,600
Interep National Radio Sales, Class B,
 10.000%, due 07/01/08..............................   2,127,000     1,882,395
Intl. Game Technology
 7.875%, due 05/15/04...............................   1,000,000       960,000
 8.375%, due 05/15/09...............................   2,000,000     1,890,000
Iron Mountain, Inc.
 8.250%, due 07/01/11...............................     250,000       218,750
 8.750%, due 09/30/09...............................   2,300,000     2,116,000
JH Heafner Co.,
 10.000%, due 05/15/08..............................   2,955,000     2,157,150
Jackson Products, Inc., Class B,
 9.500%, due 04/15/05...............................   2,500,000     2,250,000
Lamar Media Co.
 8.625%, due 09/15/07...............................     535,000       513,600
 9.625%, due 12/01/06...............................   1,600,000     1,608,000
Level 3 Communications, Inc.
 0.000%, due 12/01/08 (c)...........................   2,050,000     1,245,375
 9.125%, due 05/01/08...............................   1,250,000     1,121,875
 11.250%, due 03/15/10, 144A........................   1,125,000     1,108,125
Liberty Group Operating,
 9.375%, due 02/01/08...............................   3,600,000     2,952,000
Lifepoint Hospital Holdings,
 10.750%, due 05/15/09..............................   2,620,000     2,698,600

                                                      Face Amount     Value
                                                      ----------- -------------

LIN Holdings Corp.,
 0.000%, due 03/01/08 (c)............................  $1,355,000 $     890,913
Loral Space & Communications Ltd.,
 9.500%, due 01/15/06................................     900,000       652,500
Luigino's, Inc.,
 10.000%, due 02/01/06...............................   1,260,000     1,008,000
Lyondell Chemical Co., Class B,
 9.875%, due 05/01/07................................   3,000,000     2,962,500
Mail Well Corp., Class B,
 8.750%, due 12/15/08................................   2,700,000     2,268,000
Majestic Star Casino LLC,
 Class B,
 10.875%, due 07/01/06...............................   1,100,000       896,500
McLeod USA, Inc.
 9.250%, due 07/15/07................................     500,000       482,500
 9.500%, due 11/01/08................................   2,000,000     1,955,000
Mediacom LLC., Class B,
 8.500%, due 04/15/08................................   1,100,000     1,012,000
Merrill Corp., Class B,
 12.000%, due 05/01/09...............................   1,500,000     1,080,000
Metromedia Fiber Network,
 10.000%, due 12/15/09...............................   2,950,000     2,905,750
MGM Grand, Inc.,
 9.750%, due 06/01/07................................   2,600,000     2,645,500
Mohegan Tribal Gaming Authority,
 8.750%, due 01/01/09................................   3,000,000     2,850,000
Motors & Gears, Inc.,
 10.750%, due 11/15/06...............................   2,000,000     1,925,000
MTS, Inc.,
 9.375%, due 05/01/05................................   2,592,000     1,114,560
New World Pasta Co.,
 9.250%, due 02/15/09................................     562,000       334,390
Newpark Resources, Inc., Class  B,
 8.625%, due 12/15/07................................   2,500,000     2,181,250
Nextel Communications, Inc.
 0.000%, due 09/15/07 (c)............................   3,750,000     2,943,750
 9.375%, due 11/15/09................................   2,285,000     2,182,175
Nextel Partners, Inc., 144A,
 11.000%, due 03/15/10...............................   1,500,000     1,492,500
Nextlink Communications, 144A,
 0.000%, due 12/01/09, 144A (c)......................     715,000       411,125
 10.500%, due 12/01/09...............................   2,224,000     2,168,400
NL Industries Inc.,
 11.750%, due 10/15/03...............................     650,000       663,000
Nortek, Inc.
 8.875%, due 08/01/08................................     500,000       452,500
 9.125%, due 09/01/07, Class B.......................   1,385,000     1,281,125
NTL Communications, Inc., Class  B,
 0.000%, due 10/01/08 (c)............................   5,000,000     3,175,000
NTL, Inc.
 0.000%, due 02/01/06
  Class B (c), ......................................     150,000       138,375
 12.750%, due 04/15/05 Class A (c), .................     875,000       890,313

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                        Face Amount    Value
                                                        ----------- -----------

Nuevo Energy Co.,
 9.500%, due 06/01/08..................................  $2,000,000 $ 1,975,000
Omnipoint Corp.,
 11.625%, due 08/15/06.................................   1,500,000   1,620,000
Oxford Automotive, Inc.,
 10.125%, due 06/15/07.................................   2,000,000   1,740,000
Pacifica Papers, Inc,
 10.000%, due 03/15/09.................................   1,000,000     982,500
Packaging Corp. of America,
 9.625%, due 04/01/09..................................   3,000,000   2,977,500
Pantry, Inc.,
 10.250%, due 10/15/07.................................   2,000,000   1,890,000
Paxson Communications Corp.,
 11.625%, due 10/01/02.................................   5,185,000   5,301,662
Pegasus Communications Corp.
 9.625%, due 10/15/05, Class B.........................   2,000,000   1,930,000
 9.750%, due 12/01/06, Class B.........................   1,000,000     962,500
 12.500%, due 08/01/07,
  Class B..............................................   2,000,000   2,130,000
Perry Ellis International, Inc.,
 12.250%, due 04/01/06.................................   2,250,000   2,137,500
Phoenix Color, Inc.,
 10.375%, due 02/01/09.................................   1,615,000   1,453,500
Pillowtex Corp.,
 10.000%, due 11/15/06.................................   1,200,000     420,000
Pinnacle Holdings, Inc.,
 0.000%, due 03/15/08 (c)..............................   2,325,000   1,604,250
Pioneer Natural Resources Co.,
 9.625%, due 04/01/10..................................   1,800,000   1,858,732
Plains Resources, Inc.
 10.250%, due 03/15/06,
  Class B..............................................   1,000,000   1,007,500
 10.250%, due 03/15/06,
  Class D..............................................   1,525,000   1,536,437
Premier Parks Inc.
 0.000%, due 04/01/08 (c)..............................   3,480,000   2,362,050
 9.750%, due 06/15/07..................................     550,000     531,438
Protection One Alarm, Inc.,
 7.375%, due 08/15/05..................................   1,000,000     745,000
PSINet, Inc.
 10.000%, due 02/15/05,
  Class B..............................................   1,000,000     920,000
 10.500%, due 12/01/06.................................   1,300,000   1,196,000
 11.000%, due 08/01/09.................................     530,000     490,250
 11.500%, due 11/01/08.................................   2,300,000   2,162,000
Quest Diagnostic, Inc.,
 10.750%, due 12/15/06.................................     850,000     879,750
Qwest Communications
 International, Inc.
 0.000%, due 10/15/07 (c)..............................   3,000,000   2,520,036
 0.000%, due 02/01/08 (c)..............................   1,000,000     788,960
R. H. Donnelly, Inc.,
 9.125%, due 06/01/08..................................   1,748,000   1,645,305
RailWorks Corp.,
 11.500%, due 04/15/09.................................   1,000,000     940,000

                                                        Face Amount    Value
                                                        ----------- -----------

Range Resources Corp.,
 8.750%, due 01/15/07..................................  $1,590,000 $ 1,367,400
Rayovac Corp., Class B,
 10.250%, due 11/01/06.................................   2,050,000   2,101,250
RCN Corp.,
 10.000%, due 10/15/07.................................   1,741,000   1,475,498
Samsonite Corp.,
 10.750%, due 06/15/08.................................   1,900,000   1,586,500
SBA Communications Corp.,
 0.000%, due 03/01/08 (c)..............................   1,720,000   1,212,600
Sbarro, Inc.,
 11.000%, due 09/15/09.................................   1,250,000   1,278,125
Scotts Co., 144A,
 8.625%, due 01/15/09..................................   1,000,000     960,000
Sequa Corp.,
 9.000%, due 08/01/09..................................   2,000,000   1,920,000
SFX Entertainment, Inc., Class B,
 9.125%, due 02/01/08..................................     640,000     643,200
Simmons Co.,
 10.250%, due 03/15/09.................................   1,275,000   1,131,563
Sinclair Broadcast Group,
 10.000%, due 09/30/05.................................   1,000,000     955,000
Sleepmaster,
 11.000%, due 05/15/09.................................   1,250,000   1,181,250
Spectrasite Holdings, Inc.
 0.000%, due 07/15/08 (c)..............................     880,000     611,600
 0.000%, due 03/15/10 (c), 144A........................   1,274,000     694,330
 10.750%, due 03/15/10, 144A...........................   1,837,000   1,832,407
 10.750%, due 03/15/10, Class  B.......................     500,000     498,750
Speedway Motorsports, Inc.,
 8.500%, due 08/15/07..................................   3,650,000   3,394,500
Station Casinos, Inc.
 9.750%, due 04/15/07..................................   2,100,000   2,100,000
 9.875%, due 07/01/10, 144A............................     875,000     877,188
Sterling Chemicals, Inc., Class B,
 12.375%, due 07/15/06.................................   1,000,000   1,015,000
Stone Container,
 11.500%, due 10/01/04.................................   1,280,000   1,321,600
T/SF Communications Corp.,
 Class B,
 10.375%, due 11/01/07.................................   2,800,000   2,604,000
TeleCorp PCS, Inc.,
 0.000%, due 04/15/09 (c)..............................   3,100,000   2,022,750
Tenet Healthcare Corp.
 8.625%, due 01/15/07..................................   1,375,000   1,313,125
 9.250%, due 09/01/10, 144A............................     450,000     453,375
Trans-Resources, Inc., Class B,
 0.000%, due 03/15/08 (c)..............................   3,000,000     270,000
TransWestern Publishing Co.,
 9.625%, due 11/15/07..................................   2,887,000   2,785,955
Triad Hospitals Holdings, Inc.,
 11.000%, due 05/15/09.................................   2,128,000   2,175,880
Tritel PCS, Inc.,
 0.000%, due 05/15/09 (c)..............................   3,000,000   1,987,500

 BRINSON HIGH YIELD FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                       Face Amount    Value
                                                       ----------- ------------

Triton PCS, Inc.,
 0.000%, due 05/01/08 (c).............................  $3,500,000 $  2,537,500
Unisys Corp.,
 11.750%, due 10/15/04................................     120,000      127,800
United Industries Corp.,
 9.875%, due 04/01/09.................................   1,150,000      632,500
United Rentals, Inc., Class B,
 9.250%, due 01/15/09.................................     270,000      243,675
US Unwired, Inc.,
 0.000%, due 11/01/09 (c).............................   3,686,000    1,999,655
USA Waste Services,
 6.125%, due 07/15/01.................................     300,000      290,489
Verio, Inc.
 10.625%, due 11/15/09................................   1,800,000    1,995,750
 13.500%, due 06/15/04................................   2,650,000    2,991,187
Voicestream Wireless Corp.,
 10.375%, due 11/15/09................................   3,925,000    4,052,562
Waterford Gaming, 144A,
 9.500%, due 03/15/10.................................     400,000      384,000
Weirton Steel Corp.,
 11.375%, due 07/01/04................................   2,000,000    1,880,000
Westpoint Stevens, Inc.,
 7.875%, due 06/15/05.................................   1,550,000    1,294,250
Wheeling-Pittsburg Corp.,
 9.250%, due 11/15/07.................................   2,000,000    1,530,000
Williams Comm. Group, Inc.,
 10.875%, due 10/01/09................................   3,250,000    3,176,875
Winsloew Furniture, Inc., Class B,
 12.750%, due 08/15/07................................     750,000      690,000
WMX Technologies, Inc.,
 6.250%, due 10/15/00.................................     500,000      495,966
                                                                   ------------
Total U.S. Corporate Bonds............................              289,675,986
                                                                   ------------
International Dollar Bonds - 6.39%
Callahan Nordrhein-Westfalen, 144A,
 14.000%, due 07/15/10................................   1,000,000    1,000,000
Clearnet Communications,
 0.000%, due 12/15/05 (c).............................   1,950,000    2,013,375
COLT Telecom Group,
 0.000%, due 12/15/06 (c).............................   4,000,000    3,525,000
Energis PLC,
 9.750%, due 06/15/09.................................     500,000      490,000
Global Crossing Holding Ltd.,
 9.500%, due 11/15/09.................................   2,250,000    2,171,250
Imax Corp.,
 7.875%, due 12/01/05.................................   2,250,000    2,036,250
Microcell Telecommunications, Inc., Class B,
 0.000%, due 06/01/06 (c).............................   3,510,000    3,237,975

                                                       Face Amount    Value
                                                       ----------- ------------

Norampac, Inc.,
 9.500%, due 02/01/08................................   $2,400,000 $  2,316,000
Rogers Communications, Inc.,
 9.125%, due 01/15/06................................    2,000,000    1,960,000
TeleWest Communications PLC
 0.000%, due 10/01/07 (c)............................      950,000      900,125
 0.000%, due 04/15/09 (c)............................      500,000      270,000
United Pan-Europe Communications NV, Class B 0.000%,
 due 02/01/10 (c)....................................    1,300,000      611,000
 11.250%, due 02/01/10...............................      725,000      645,250
 11.500%, due 02/01/10...............................      650,000      578,500
                                                                   ------------
Total International Dollar Bonds.....................                21,754,725
                                                                   ------------
Total Bonds (Cost $336,000,613)......................               311,430,711
                                                                   ------------
                                                         Shares
                                                       -----------
Equities - 3.49%
U.S. Equities
CSC Holdings, Inc., (b)..............................       35,622    3,749,230
Merrill Corp., Warrants,
 Expires 05/01/09, 144A (b)..........................        1,500           15
Motient Corp., 144A, Warrants, Expires 04/01/08 (b)..        1,454       58,160
Paxson Communications Corp., PIK Convertible
 Preferred, 12.500% (b)..............................        1,693    1,693,310
Pegasus Communications Corp., Class A, PIK
 Convertible Preferred, 12.750%......................        4,309    4,330,967
Pegasus Communications Corp. (b).....................       11,616      569,910
Rural Cellular Corp., PIK Convertible Preferred,
 12.250%.............................................        1,546    1,469,118
Winsloew Furniture, Inc., 144A, Warrants, Expires
 07/01/00 (b)........................................          750        3,750
                                                                   ------------
Total Equities
 (Cost $9,599,334)...................................                11,874,460
                                                                   ------------
Short-Term Investments - 4.49%
Investment Companies - 4.49%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $15,274,351).......................   15,274,351   15,274,351
                                                                   ------------
Total Investments
 (Cost $360,874,298) - 99.53% (a)....................               338,579,522
Cash and other assets, less liabilities - 0.47%......                 1,592,824
                                                                   ------------
Net Assets - 100%....................................              $340,172,346
                                                                   ============

               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2000 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $360,874,298; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $  4,230,527
         Gross unrealized depreciation...........   (26,525,303)
                                                  -------------
             Net unrealized depreciation.........  $(22,294,776)
                                                  =============

(b) Non-income producing security

(c) Step bonds - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2000. Maturity date disclosed is the ultimate maturity date.

PIK: Payment in kind, interest payment in cash or additional securities. 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $18,882,825 or 5.55% of net assets.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $345,599,947).........................  $323,305,171
  Affiliated issuers (Cost $15,274,351)............................    15,274,351
 Cash..............................................................       134,221
 Receivables:
  Investment securities sold.......................................     1,735,920
  Due from Advisor.................................................        13,536
  Interest.........................................................     6,838,499
                                                                    -------------
    TOTAL ASSETS...................................................   347,301,698
                                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................     7,115,817
  Accrued expenses.................................................        13,535
                                                                    -------------
    TOTAL LIABILITIES..............................................     7,129,352
                                                                    -------------
NET ASSETS:
 Applicable to 24,981,503 shares; no par value, unlimited shares authorized.......................................................  $340,172,346
                                                                    =============
 Net asset value, offering price and redemption price per share
  ($340,172,346 / 24,981,503 shares)...............................  $    13.6170
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $293,467,114
 Accumulated net investment income.................................   103,101,683
 Accumulated net realized loss.....................................   (34,101,675)
 Net unrealized depreciation.......................................   (22,294,776)
                                                                    -------------
    NET ASSETS.....................................................  $340,172,346
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Interest.......................................................  $ 15,993,044
                                                                 -------------
    TOTAL INCOME................................................    15,993,044
                                                                 -------------
EXPENSES:
 Professional...................................................        14,242
 Custodian......................................................         3,958
 Trustees.......................................................         2,366
 Other..........................................................         1,410
                                                                 -------------
    TOTAL EXPENSES..............................................        21,976
    Expenses deferred by Advisor................................       (21,976)
                                                                 -------------
    NET EXPENSES................................................            --
                                                                 -------------
    NET INVESTMENT INCOME.......................................    15,993,044
                                                                 -------------
NET REALIZED AND UNREALIZED LOSS:
 Net realized loss on investments...............................   (19,590,279)
 Change in net unrealized appreciation or depreciation..........       579,973
                                                                 -------------
 Net realized and unrealized loss...............................   (19,010,306)
                                                                 -------------
 Net decrease in net assets resulting from operations...........  $ (3,017,262)
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                    Six Months
                                                       Ended       Year Ended
                                                   June 30, 2000  December 31,
                                                    (Unaudited)       1999
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $ 15,993,044   $ 31,219,299
 Net realized loss................................   (19,590,279)   (12,129,675)
 Change in net unrealized appreciation or
  depreciation....................................       579,973     (5,314,283)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................    (3,017,262)    13,775,341
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................   154,256,544     57,847,072
 Shares redeemed..................................  (115,877,975)   (75,294,221)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital transactions (a)...................    38,378,569    (17,447,149)
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......    35,361,307     (3,671,808)
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   304,811,039    308,482,847
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $103,101,683 and
  $87,108,639, respectively)......................  $340,172,346   $304,811,039
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................    11,456,851      4,321,584
 Shares redeemed..................................    (8,617,808)    (5,595,915)
                                                   -------------  -------------
  Net increase (decrease) in shares outstanding...     2,839,043     (1,274,331)
                                                   =============  =============



                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           Six Months
                              Ended              Year Ended December 31,              Period Ended
                          June 30, 2000  -------------------------------------------- December 31,
                           (Unaudited)     1999       1998        1997        1996       1995*
                          -------------  ---------  ---------   ---------   --------- ------------
Net asset value,
 beginning of period....     $13.7659     $13.1736   $13.9645    $12.3175    $10.7361   $10.0000
                            ---------    ---------  ---------   ---------   ---------  ---------
Income from investment
 operations:
 Net investment income..       0.1931       1.5473     1.4678**    1.3299**    0.8041     0.5408
 Net realized and
  unrealized gain
  (loss)................      (0.3420)     (0.9550)   (2.2587)     0.3171      0.7773     0.1953
                            ---------    ---------  ---------   ---------   ---------  ---------
 Total income (loss)
  from investment
  operations............      (0.1489)      0.5923    (0.7909)     1.6470      1.5814     0.7361
                            ---------    ---------  ---------   ---------   ---------  ---------
Net asset value, end of
 period.................     $13.6170     $13.7659   $13.1736    $13.9645    $12.3175   $10.7361
                            =========    =========  =========   =========   =========  =========
Total return (non-
 annualized)............      (1.08)%        4.50%    (5.66)%      13.37%      14.73%      7.36%
Ratios/Supplemental data
 Net assets, end of
  period
  (in 000s).............     $340,172     $304,811   $308,483    $156,521    $165,050   $107,953
 Ratio of expenses to
  average net assets:
 Before expense
  reimbursement and
  earnings credits......        0.01%***     0.01%      0.02%       0.06%       0.14%      0.33%***
 After expense
  reimbursement and
  earnings credits......        0.00%***     0.00%      0.00%       0.00%       0.00%      0.00%***
 Ratio of net investment
  income to average net
  assets:
 Before expense
  reimbursement and
  earnings credits......       10.09%***     9.56%     10.75%      10.09%       9.17%      9.33%***
 After expense
  reimbursement and
  earnings credits......       10.10%***     9.57%     10.77%      10.15%       9.31%      9.66%***
 Portfolio turnover
  rate..................          42%          93%       106%         76%         45%        25%

* The Fund commenced operations April 28, 1995.
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Since its performance inception on July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has earned an annualized return of 21.04%, compared to the 16.77% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus (EMBI+). For the year-to-date period ended June 30, 2000, the Fund returned 9.64% versus 8.10% for the benchmark. Most of the strong results for the year-to-date period came in the first quarter, while returns were flatter for the last three months.

Changes in emerging market debt spreads throughout the year have coincided with movements in other "risky" asset classes. the NASDAQ equity index reached its peak for the year in early March and its subsequent trough near the end of May. Similarly, emerging market debt spreads were at their narrowest in early March and at their widest point so far this year in mid-May. From a fundamental basis, emerging market debt and the technology-heavy NASDAQ index encompass different risks. However, both are certainly influenced by similar external factors, particularly U.S. interest rates and changes in the risk appetite of investors.

As of July 1, 2000, the benchmark for the Fund is changing to the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global). Our policy has always been to use the broadest representative index available; the EMBI Global was launched in July of 1999, and represents the most recent improvement in emerging market debt indices. It contains a broader array of countries than the EMBI+, and has a lower weight in Latin America. The EMBI Global also applies less stringent liquidity tests which are more comparable to those used by the U.S. high equity bond indices.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Total Return

                                         6 Months 1 Year  3 Years Annualized
                                          Ended    Ended   Ended  6/30/95/1/
                                         6/30/00  6/30/00 6/30/00 to 6/30/00
----------------------------------------------------------------------------
 Brinson Emerging Markets Debt Fund/2/     9.64%   27.11%  9.85%    20.40%
----------------------------------------------------------------------------
 Brinson Emerging Markets Debt Fund/3/     8.81    26.16   9.68     20.40
----------------------------------------------------------------------------
 JP Morgan EMBI Global                     6.95    20.74   6.10     15.67
----------------------------------------------------------------------------
 JP Morgan EMBI+                           8.10    23.16   6.13     16.48
----------------------------------------------------------------------------

 /1/  Inception date of the Brinson Emerging Markets Debt Fund.
 /2/ Total return based on NAV--Does not include the payment of a transaction charge on Fund share purchases.
 /3/ Standardized total return--Includes the payment of a transaction charge on Fund share purchases in each period presented where applicable. Effective March 1, 1999 the transaction charge on Fund shares purchased was changed from 0.50% to 0.75%.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund, the JP Morgan EMBI+ and the JP Morgan EMBI Global if you had invested $100,000 on June 30, 1995. Beginning with this report, we are now comparing the Fund's performance to the JP Morgan EMBI Global rather than the JP Morgan EMBI+ as this better represents the Fund's investment universe. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI+ and JP Morgan EMBI Global


                                    [GRAPH]

                Brinson Emerging            JP Morgan           JP Morgan
              Markets Debt Fund/2/            EMBI+            EMBI Global

   6/30/95           100,000                 100,000             100,000
   7/31/95            98,952                 100,074             100,034
   8/31/95           101,671                 102,435             102,823
   9/30/95           105,713                 105,964             106,438
  10/31/95           104,843                 104,876             105,411
  11/30/95           108,802                 108,546             108,976
  12/31/95           116,401                 116,772             116,457
   1/31/96           127,448                 125,646             126,385
   2/28/96           118,868                 118,715             119,132
   3/31/96           121,904                 121,419             121,802
   4/30/96           129,544                 128,043             127,826
   5/31/96           132,236                 130,259             129,811
   6/30/96           136,384                 134,838             133,412
   7/31/96           139,238                 137,656             134,849
   8/31/96           145,236                 142,712             139,123
   9/30/96           156,324                 151,916             147,264
  10/31/96           158,248                 153,109             148,475
  11/30/96           167,000                 160,744             155,792
  12/31/96           168,816                 162,676             157,483
   1/31/97           175,557                 167,181             162,265
   2/28/97           178,950                 170,082             164,913
   3/31/97           172,262                 163,948             159,418
   4/30/97           177,672                 168,802             164,101
   5/31/97           185,086                 175,352             169,664
   6/30/97           190,948                 179,389             173,379
   7/31/97           199,060                 186,831             180,545
   8/31/97           199,245                 186,075             179,668
   9/30/97           205,585                 191,761             184,655
  10/31/97           185,908                 169,672             165,088
  11/30/97           195,410                 177,728             172,088
  12/31/97           202,278                 183,853             176,297
   1/31/98           203,272                 183,481             177,145
   2/28/98           210,539                 188,733             181,826
   3/31/98           215,693                 193,431             185,955
   4/30/98           215,905                 193,899             186,385
   5/31/98           210,889                 187,281             180,758
   6/30/98           203,957                 181,875             176,177
   7/31/98           204,961                 183,120             177,205
   8/31/98           145,381                 130,500             128,756
   9/30/98           152,861                 143,261             139,881
  10/31/98           162,186                 152,530             148,817
  11/30/98           177,930                 161,507             159,020
  12/31/98           175,294                 157,470             155,945
   1/31/99           171,369                 151,622             152,391
   2/28/99           173,768                 153,799             153,898
   3/31/99           186,905                 165,434             164,095
   4/30/99           201,488                 176,740             174,187
   5/31/99           192,357                 166,663             165,191
   6/30/99           199,210                 174,117             171,538
   7/31/99           197,853                 170,506             168,679
   8/31/99           197,766                 170,263             168,789
   9/30/99           205,287                 176,203             174,096
  10/31/99           214,825                 183,002             180,263
  11/30/99           218,596                 188,183             185,089
  12/31/99           230,702                 198,370             193,649
   1/31/00           230,037                 194,443             190,668
   2/29/00           242,525                 206,967             200,915
   3/31/00           249,226                 213,486             206,376
   4/30/00           244,716                 209,410             202,571
   5/31/00           238,579                 204,079             197,887
   6/30/00           253,042                 214,436             207,107


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
 MARKET ALLOCATION

As of June 30, 2000 (Unaudited)

                                                         Market
                                      Index   Strategy Over/Under Strategy Range
                                     Weights*  Weight    Weight    (95% Freq.)
                                     -------- -------- ---------- --------------
Algeria.............................    0.6%     0.0%     -0.6%        0-10%
Argentina...........................   20.1     21.0       0.9         5-30
Brazil..............................   19.2     26.1       6.9         5-30
Bulgaria............................    2.0      7.1       5.1         0-10
Chile...............................    0.2      0.0      -0.2         0-10
China...............................    1.0      0.0      -1.0         0-10
Colombia............................    1.2      4.5       3.3         0-10
Cote d'Ivoire.......................    0.1      0.0      -0.1         0-10
Croatia.............................    0.7      0.0      -0.7         0-10
Ecuador.............................    1.0      0.0      -1.0         0-10
Guatemala...........................    0.0      0.0       0.0         0-10
Hungary.............................    0.3      0.0      -0.3         0-10
Korea...............................    6.7      0.0      -6.7         0-10
Lebanon.............................    0.3      0.0      -0.3         0-10
Malaysia............................    2.8      0.0      -2.8         0-10
Mexico..............................   15.2     12.3      -2.9         5-25
Morocco.............................    0.9      1.6       0.6         0-10
Nigeria.............................    1.2      0.0      -1.2         0-10
Panama..............................    1.9      1.8      -0.1         0-10
Peru................................    1.3      0.0      -1.3         0-10
Philippines.........................    2.3      1.6      -0.7         0-10
Poland..............................    2.4      0.0      -2.4         0-10
Quatar..............................    0.0      3.1       3.1         0-10
Russia..............................   10.3     17.6       7.2         0-20
South Africa........................    0.9      0.0      -0.9         0-10
Thailand............................    0.3      0.0      -0.3         0-10
Turkey..............................    2.0      0.0      -2.0         0-10
Ukraine.............................    0.4      0.0      -0.4         0-10
Venezuela...........................    4.8      1.7      -3.1         0-15
Local Currency......................    0.0      0.0       0.0         0-15
Cash................................    0.0      1.6       1.6         0-30
                                      -----    -----      ----
                                      100.0%   100.0%      0.0%

*J.P. Morgan Emerging Market Bond Index Global as of 6/30/00.
Note: Totals may not add due to rounding.

 BRINSON EMERGING MARKETS DEBT FUND                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                        Face
                                                       Amount          Value
                                                   --------------- -------------

Bonds - 96.21%
Global (Ex-U.S.) Bonds - 3.83%
Argentina - 1.32%
Republic of Argentina,
 2.807%, due 04/01/07............................. ARS   3,960,059 $   2,742,899
                                                                   -------------
Colombia - 2.51%
Banco de Commercio Exterior de Colombia,
 3.850%, due 07/09/01............................. JPY 580,000,000     5,219,512
                                                                   -------------
Total Global (Ex-U.S.) Bonds......................                     7,962,411
                                                                   -------------
International Dollar
 Bonds - 90.86%
Argentina - 18.87%
Argentina - FRN,
 7.375%, due 03/31/05............................. $     4,400,000     4,015,000
 11.786%, due 04/10/05............................      15,240,000    14,173,200
Republic of Argentina,
 0.000%, due 10/15/02.............................       3,500,000     2,765,000
 0.000%, due 10/15/03.............................       4,500,000     3,105,000
 11.750%, due 04/07/09............................       4,200,000     3,906,000
 11.750%, due 06/15/15............................       7,798,000     7,057,190
 12.000%, due 02/01/20............................       4,600,000     4,197,500
                                                                   -------------
                                                                      39,218,890
                                                                   -------------
Brazil - 25.32%
Banco Nacional de Desenvolvimento
 Economico e Social FRN,
 12.554%, due 06/16/08............................       7,830,000     7,321,050
Brazil - C PIK Bond,
 8.000%, due 04/15/14.............................       6,187,835     4,470,711
Brazil - DCB L FRN,
 7.438%, due 04/15/12.............................      15,200,000    11,172,000
Brazil - DCB L FRN RG,
 7.438%, due 04/15/12.............................      16,730,000    12,296,550
Brazil - MYDFA, Trust REGS,
 7.188%, due 09/15/07.............................       8,832,742     7,607,199
Brazil - Par Z-L,
 6.000%, due 04/15/24 (b).........................       7,000,000     4,563,125
Federal Republic of Brazil,
 12.250%, due 03/06/30............................       5,690,000     5,177,900
                                                                   -------------
                                                                      52,608,535
                                                                   -------------
Bulgaria - 7.22%
Bulgaria - FLIRB Class A VRN BR,
 2.750%, due 07/28/12 (b).........................      20,440,000    14,997,850
                                                                   -------------

                                                      Face Amount     Value
                                                      ----------- -------------

Colombia - 1.82%
Republic of Colombia,
 8.625%, due 04/01/08...............................  $ 3,750,000 $   2,793,750
 9.750%, due 04/23/09...............................      300,000       234,000
 11.750%, due 02/25/20..............................      900,000       744,750
                                                                  -------------
                                                                      3,772,500
                                                                  -------------
Mexico - 11.84%
Conproca S.A., REGS,
 12.000%, due 06/16/10..............................   14,110,000    14,533,300
Mexico - Par Class W-B,
 6.250%, due 12/31/19...............................    1,800,000     1,489,500
Mexico - United Mexican States,
 6.250%, due 12/31/19...............................      265,000       219,287
 8.625%, due 03/12/08...............................    1,540,000     1,455,300
 10.375%, due 02/17/09..............................    1,000,000     1,032,500
 11.375%, due 09/15/16..............................    5,190,000     5,882,865
                                                                  -------------
                                                                     24,612,752
                                                                  -------------
Panama - 1.73%
Republic of Panama, 8.875%, due 09/30/27............    4,260,000     3,589,050
                                                                  -------------
Philippines - 1.53%
Republic of Philippines, 10.625%, due 03/16/25......    3,720,000     3,180,600
                                                                  -------------
Qatar - 3.08%
State of Qatar, 144A,
 9.750%, due 06/15/30...............................    6,492,000     6,402,735
                                                                  -------------
Russia - 17.58%
Russia, REGS,
 12.750%, due 06/24/28..............................   29,600,000    25,493,000
Russian Federation, 144A, 2.250%, due 03/31/30 (b)..   29,370,000    11,050,462
                                                                  -------------
                                                                     36,543,462
                                                                  -------------
Venezuela - 1.87%
Venezuela -
 9.250%, due 09/15/27...............................    4,380,000     2,884,230
Venezuela - DCB Class DL, FRN, 7.875%, due
 12/18/07...........................................    1,249,996     1,011,716
                                                                  -------------
                                                                      3,895,946
                                                                  -------------
Total International Dollar Bonds....................                188,822,320
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
 June 30, 2000 (Unaudited)

                                                      Face Amount     Value
                                                      ----------- -------------

International Dollar Loans - 1.52%
Morocco - 1.52%
Morocco - Loan Tranche A FRN, 7.750%, due 01/01/09..   $3,523,336 $   3,153,386
                                                                  -------------
Total Bonds (Cost $180,055,336).....................                199,938,117
                                                                  -------------
                                                        Shares
                                                      -----------
Short-Term Investments - 6.22%
Investment Companies - 5.26%
Brinson Supplementary Trust U.S.
 Cash Management Prime Fund.........................   10,929,545    10,929,545
                                                                  -------------

                                                     Face Amount     Value
                                                     ----------- -------------

U.S. Government
 Obligations - 0.96%
U.S. Treasury Bill, due 08/17/00....................  $2,000,000 $   1,985,950
                                                                 -------------
Total Short-Term Investments (Cost $12,914,817).....                12,915,495
                                                                 -------------
Total Investments
 (Cost $192,970,153) - 102.43% (a)..................               212,853,612
Liabilities, less cash and other assets - (2.43%)...               (5,039,708)
                                                                 -------------
Net Assets - 100%...................................              $207,813,904
                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $192,970,153; and net unrealized appreciation consisted of:

        Gross unrealized appreciation..................  $22,908,626
        Gross unrealized depreciation..................   (3,025,167)
                                                        ------------
           Net unrealized appreciation.................  $19,883,459
                                                        ============

(b) Step Bond--coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2000. Maturity date disclosed is the ultimate maturity date.
BR:  Bearer
RG:  Registered
FLIRB: Front loaded interest reduction bond
FRN: Floating rate note--The rate disclosed is that in effect at June 30, 2000
DCB: Debt conversion bond
PIK: Payments in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $17,453,197 or 8.40% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open forward currency contracts as of June 30, 2000:

                                   Settlement    Local     Current   Unrealized
                                      Date     Currency     Value    Gain/(Loss)
                                   ---------- ----------- ---------- -----------
Forward Foreign Currency
 Buy Contracts:
  Japanese Yen....................  09/1/00   200,000,000 $1,912,149   $  9,200
 Sale Contracts:
  Japanese Yen....................  09/1/00   720,000,000 $6,883,737    (47,104)
                                                                      ---------
                                                                       $(37,904)
                                                                      =========

              See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 2000 (Unaudited)

FUTURES CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open futures contracts as of June 30, 2000:

                            Expiration      Cost/       Current    Unrealized
                               Date        Proceeds      Value     Gain/(Loss)
                          -------------- ------------ ------------ -----------
U.S. Interest Rate
 Futures
 Buy Contracts
30 Year U.S. Treasury
 Bonds,
 290 contracts........... September 2000  $27,319,569  $28,229,687   $910,118
 Sale Contracts..........
10 Year U.S. Treasury
 Notes, 30 contracts..... September 2000    2,870,415    2,954,531    (84,116)
                                                                    ---------
                                                                     $826,002
                                                                    =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $1,985,950.

SWAP CONTRACTS

The Brinson Emerging Markets Debt Fund has entered into total return swap contracts as of June 30, 2000. The following reflects the open swap positions as of June 30, 2000.

                                                               Net
                                       Notional   Maturity Unrealized
                                       Amounts     Dates   Gain (Loss) Exposure
                                      ----------  -------- ----------- --------
Total Return Swap Contracts
Buy Contracts:
Federal Republic of Brazil, 9.375%,
 due 04/07/2008.....................  $4,460,000  12/13/00  $(82,212)    2.11%
Sale Contracts:
Federal Republic of Brazil, 14.500%,
 due 10/15/2009.....................  (3,491,000) 12/13/00   134,866    (1.74)
                                                            --------
                                                            $ 52,654
                                                            ========





                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $182,040,609)......................  $201,924,068
  Affiliated issuers (Cost $10,929,544).........................    10,929,544
 Receivables:
  Investment securities sold....................................    10,951,268
  Interest......................................................     3,473,129
 Net unrealized appreciation on total return swap contracts.....        52,654
                                                                 -------------
    TOTAL ASSETS................................................   227,330,663
                                                                 -------------
LIABILITIES:
 Payables:
  Investment securities purchased...............................    14,432,645
  Variation margin..............................................        48,593
  Due to custodian bank.........................................     4,937,450
  Accrued expenses..............................................        60,167
 Net unrealized depreciation on forward foreign currency
  contracts.....................................................        37,904
                                                                 -------------
    TOTAL LIABILITIES...........................................    19,516,759
                                                                 -------------
NET ASSETS:
 Applicable to 8,207,074 shares; no par value, unlimited shares authorized....................................................  $207,813,904
                                                                 =============
 Net asset value and redemption price per share
  ($207,813,904 / 8,207,074 shares).............................  $    25.3213
                                                                 =============
 Maximum offering price per share (net assets value, plus 0.75%
  of net asset value or 0.75% of offering price)................  $    25.5112
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $ (6,083,393)
 Accumulated net investment income..............................   176,403,295
 Accumulated net realized gain..................................    16,755,723
 Net unrealized appreciation....................................    20,738,279
                                                                 -------------
    NET ASSETS..................................................  $207,813,904
                                                                 =============



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Interest........................................................  $15,490,898
                                                                  ------------
    TOTAL INCOME.................................................   15,490,898
                                                                  ------------
EXPENSES:
 Administration..................................................      105,598
 Professional....................................................       46,956
 Custodian.......................................................       26,372
 Other...........................................................        8,144
                                                                  ------------
    TOTAL EXPENSES...............................................      187,070
    Earnings credits.............................................         (120)
                                                                  ------------
    NET EXPENSES.................................................      186,950
                                                                  ------------
    NET INVESTMENT INCOME........................................   15,303,948
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments....................................................   40,371,953
  Futures contracts..............................................    1,475,699
  Foreign currency transactions..................................    1,057,653
                                                                  ------------
    Net realized gain............................................   42,905,305
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency...............................  (31,730,336)
  Total return swap contracts....................................       52,654
  Futures contracts..............................................    2,088,449
  Forward contracts..............................................     (269,744)
  Translation of other assets and liabilities denominated in
   foreign currency..............................................        8,009
                                                                  ------------
    Change in net unrealized appreciation or depreciation........  (29,850,968)
                                                                  ------------
 Net realized and unrealized gain................................   13,054,337
                                                                  ------------
 Net increase in net assets resulting from operations............  $28,358,285
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended       Year Ended
                                                   June 30, 2000  December 31,
                                                    (Unaudited)       1999
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $ 15,303,948   $ 57,316,701
 Net realized gain (loss).........................    42,905,305    (30,269,732)
 Change in net unrealized appreciation or
  depreciation....................................   (29,850,968)    91,462,309
                                                   -------------  -------------
 Net increase in net assets resulting from
  operations......................................    28,358,285    118,509,278
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................    22,646,460     28,017,687
 Shares redeemed..................................  (291,405,532)   (96,549,918)
                                                   -------------  -------------
 Net decrease in net assets resulting from capital
  share transactions (a)..........................  (268,759,072)   (68,532,231)
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......  (240,400,787)    49,977,047
                                                   -------------  -------------
NET ASSETS:
 Beginning of period..............................   448,214,691    398,237,644
                                                   -------------  -------------
 End of period (including accumulated net
  investment income of $176,403,295 and
  $161,099,347, respectively).....................  $207,813,904   $448,214,691
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................       913,157      1,523,289
 Shares redeemed..................................   (12,112,911)    (4,834,711)
                                                   -------------  -------------
  Net decrease in shares outstanding..............   (11,199,754)    (3,311,422)
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          Six Months
                             Ended               Year Ended December 31,                Period Ended
                         June 30, 2000   ---------------------------------------------  December 31,
                          (Unaudited)      1999        1998        1997        1996        1995*
                         -------------   ---------   ---------   ---------   ---------  ------------
Net asset value,
 beginning of period....    $23.0957      $17.5294    $20.2278    $16.8816    $11.6401    $10.0000
                           ---------     ---------   ---------   ---------   ---------   ---------
Income (loss) from
 investment operations:
 Net investment income..      1.3000**      2.6800**    2.2017      1.7757**    1.3882      0.4485
 Net realized and
  unrealized gain
  (loss)................      0.9256        2.8863     (4.9001)     1.5705      3.8533      1.1916
                           ---------     ---------   ---------   ---------   ---------   ---------
 Total income (loss)
  from investment
  operations............      2.2256        5.5663     (2.6984)     3.3462      5.2415      1.6401
                           ---------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period.................    $25.3213      $23.0957    $17.5294    $20.2278    $16.8816    $11.6401
                           =========     =========   =========   =========   =========   =========
Total return (non-
 annualized)............        9.64%        31.75%     (13.34)%     19.82%      45.03%      16.40%
Ratios/Supplemental
 data...................
 Net assets, end of
  period (in 000s)......    $207,814      $448,215    $398,238    $428,085    $222,571    $119,654
 Ratio of expenses to
  average net assets....        0.13%***      0.12%       0.12%       0.13%       0.18%       0.50%***
 Ratio of net investment
  income to average net
  assets................       10.86%***     13.66%      12.21%       9.83%      11.89%      12.95%***
 Portfolio turnover
  rate..................          51%           68%        122%        120%         71%         29%

*The Fund commenced operations June 30, 1995.
**The net investment income per share was determined by using average shares outstanding during the period.
***Annualized


                See accompanying notes to financial statements.

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--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of twelve series representing separate portfolios of investments, each of which is non-diversified. The twelve series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund (formerly Brinson U.S. Large Capitalization Value Equity Fund), Brinson U.S. Small Capitalization Equity Fund (formerly Brinson Post-Venture Fund), Brinson Global (Ex-U.S.) Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Bond Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors.

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--------------------------------------------------------------------------------


F. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson U.S. Small Capitalization Equity Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Equity Fund............................. 0.01
Brinson U.S. Value Equity Fund............................................ 0.01
Brinson Global (Ex-U.S.) Equity Fund...................................... 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson U.S. Cash Management Prime Fund................................... 0.01
Brinson Short-Term Fund................................................... 0.05
Brinson U.S. Bond Fund.................................................... 0.01
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund.........................................  $8,008
Brinson U.S. Equity Fund...............................................   2,366
Brinson U.S. Large Capitalization Equity Fund..........................   3,640
Brinson U.S. Value Equity Fund.........................................   3,094
Brinson U.S. Small Capitalization Equity Fund..........................   3,094
Brinson Global (Ex-U.S.) Equity Fund...................................   2,712
Brinson Emerging Markets Equity Fund...................................   5,460
Brinson U.S. Cash Management Prime Fund................................   6,139
Brinson Short-Term Fund................................................   1,820
Brinson U.S. Bond Fund.................................................     406
Brinson High Yield Fund................................................   2,366
Brinson Emerging Markets Debt Fund.....................................   2,730

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--------------------------------------------------------------------------------


The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 17.12% of the Fund's total net assets at June 30, 2000. Amounts relating to those investments at June 30, 2000 and for the six months ended is summarized as follows:

                                                                   Change in Net
                                            Sales     Net Realized  Unrealized
Affiliates                  Purchases     Proceeds    Gain/(Loss)   Gain/(Loss)       Value
------------------------  ------------- ------------- ------------ -------------  -------------
Brinson U.S. Small
 Capitalization Equity
 Fund...................       --        $  5,000,000  $ 1,498,765  $     (5,243)  $ 26,123,796
Brinson High Yield
 Fund...................   $ 24,000,000     8,000,000      927,712      (984,437)    52,268,150
Brinson Emerging Markets
 Equity Fund............       --          21,670,000    2,258,611    (4,935,154)    36,085,632
Brinson Emerging Markets
 Debt Fund..............       --          56,500,000   12,448,189    (7,160,538)    39,455,505
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..    331,503,449   355,055,870          N/A           N/A      1,996,025
                          ------------- ------------- ------------ -------------  -------------
                           $355,503,449  $446,225,870  $17,133,277  $(13,085,372)  $155,929,108
                          ============= ============= ============ =============  =============

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at June 30, 2000 and for the year then ended are summarized as follows:

                                                                                    % of
                                              Sales       Interest                  Net
Fund                         Purchases      Proceeds       Income        Value     Assets
------------------------  --------------- ------------- ------------ ------------- ------
Brinson Global
 Securities Fund........   $  331,503,449  $355,055,870  $   758,249  $  1,996,025   0.22%
Brinson U.S. Equity
 Fund...................       49,740,803    48,341,961      210,447     4,552,040   2.93
Brinson U.S. Large
 Capitalization Equity
 Fund...................        4,953,580     4,557,315       14,058       447,645   4.75
Brinson U.S. Value
 Equity Fund............       20,892,404    20,414,895       74,196     2,026,114   2.00
Brinson U.S. Small
 Capitalization Equity
 Fund...................      169,884,416   197,874,894      935,728    17,584,228   4.04
Brinson Global (Ex-U.S.)
 Equity Fund............       30,016,616    27,970,150       49,315     2,780,511   3.60
Brinson Emerging Markets
 Equity Fund............      146,507,832   149,844,654      516,876    20,002,143   6.49
Brinson U.S. Cash
 Management Prime Fund..    1,077,927,149   827,071,022   24,180,278   773,017,507 100.00
Brinson Short-Term
 Fund...................            5,780      --            --              5,780   0.34
Brinson U.S. Bond Fund..          743,408       422,385        3,306       321,023   3.01
Brinson High Yield
 Fund...................      202,841,402   188,525,670      883,361    15,274,351   4.49
Brinson Emerging Markets
 Debt Fund..............      113,690,430   114,596,079      332,574    10,929,545   5.26

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--------------------------------------------------------------------------------


3. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended June 30, 2000, excluding short-term investments, were as follows:

                                                                    Proceeds
                                                      Purchases    From Sales
                                                    ------------- -------------
Brinson Global Securities Fund.....................  $288,966,218  $662,768,825
Brinson U.S. Equity Fund...........................    67,324,738   109,044,312
Brinson U.S. Large Capitalization Equity Fund......    11,140,387     2,661,557
Brinson U.S. Value Equity Fund.....................    41,501,222    37,937,790
Brinson U.S. Small Capitalization Equity Fund......   161,081,406   280,989,589
Brinson Global (Ex-U.S.) Equity Fund...............    30,162,714    69,402,689
Brinson Emerging Markets Equity Fund...............    97,456,684   249,603,143
Brinson U.S. Bond Fund.............................    11,117,705       905,765
Brinson High Yield Fund............................   160,246,290   119,884,252
Brinson Emerging Markets Debt Fund.................   144,727,924   383,176,581

4. SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund can enter into swap contracts. Swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In equity swaps, the Brinson Emerging Markets Equity Fund agrees to receive the return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest amount based on the notional amount of the agreement. In a total return swap, the Emerging Markets Debt Fund exchanges the return of one emerging markets bond for another emerging markets bond.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At June 30, 2000, the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund had open equity swap contracts and open total return swap contracts, respectfully, with a limited number of international dealers. The Funds had short-term investments segregated with their custodian equal to, or in excess of, their notional amounts of their open equity swap contracts and open total return swap contracts.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund, Brinson Global (Ex-U.S.) Equity Fund and the Brinson Emerging Markets Debt Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency

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--------------------------------------------------------------------------------

contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the six months ended June 30, 2000, was the Funds' custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING:
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund receives cash as collateral against the loaned securities. The cash is then generally invested in interest-bearing securities which are included in the schedule of investments. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The value of loaned securities and related collateral outstanding at June 30, 2000, were as follows:

                                                  Value of Loaned   Value of
                                                    Securities     Collateral
                                                  --------------- -------------
Brinson Global Securities Fund...................   $277,180,919   $287,352,332
                                                   =============  =============

8. TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.75%, respectively, of the Fund's offering price on Fund share purchases. Prior to March 1, 1999, the Brinson Emerging Markets Debt Fund's transaction charge was 0.50%. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund were $3,162,275 and $3,396,455 and the Brinson Emerging Markets Debt Fund were $147,230 and $140,060 respectively for the six months ended June 30, 2000 and 1999, respectively, and are included in shares sold on the statements of changes in net assets.

This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.